UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                                                                 Investment Company Act file number 811-04149

Franklin Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

                                                                 Registrant's telephone number, including area code:  650 312-2000

                                                                 Date of fiscal year end: _2/28

                                                                 Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Franklin Alabama Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 94.4%				
Alabama 77.1%				
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$	3,000,000	$	3,407,340
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Series A, AMBAC Insured, 5.00%, 8/15/23		4,435,000		4,463,916
Alabaster Sewer Revenue, NATL Insured, 5.00%, 4/01/29		2,055,000		2,089,216
Anniston PBA Building Revenue, Judicial Center Project, AGMC Insured, 5.00%, 3/01/43		4,120,000		4,508,681
Athens GO, wts., XLCA Insured, 5.00%, 2/01/36		2,560,000		2,683,418
Auburn University General Fee Revenue, Series A,				
5.00%, 6/01/34		7,500,000		8,660,325
AGMC Insured, 5.00%, 6/01/38		5,000,000		5,411,950
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35		1,990,000		1,929,524
Bessemer Governmental Utility Services Corp. Water Supply Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 6/01/39		3,825,000		4,047,845
Birmingham Special Care Facilities Financing Authority, Health Care Facility Revenue, Children's Hospital, Assured Guaranty, 6.00%, 6/01/39		4,000,000		4,612,520
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39		5,950,000		6,433,080
Butler County IDA Environmental Improvement Revenue, International Paper, Series A, 7.00%, 9/01/32		1,000,000		1,099,780
Butler County Public Education Cooperative District, Limited Obligation, Series A, XLCA Insured, 5.00%, 7/01/37		9,025,000		9,161,909
Central Elmore Water and Sewer Authority Revenue, Water, NATL Insured, 5.00%, 1/01/29		4,290,000		4,524,877
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,				
8/01/30		5,250,000		5,939,535
8/01/37		5,000,000		5,479,600
Coffee County PBA Building Revenue, NATL Insured, 5.00%, 9/01/27		2,145,000		2,179,685
Cullman Utilities Board Water Revenue, AGMC Insured, 5.00%, 9/01/41		3,000,000		3,305,970
DCH Health Care Authority Health Care Facilities Revenue, 5.125%, 6/01/36		7,000,000		7,266,770
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,				
Series A, 5.25%, 9/01/36		5,000,000		5,811,500
Series B, 5.50%, 9/01/33		4,500,000		5,295,105
Etowah County Board of Education Special Tax, School wts., AGMC Insured, 5.00%,				
9/01/24		4,235,000		4,341,764
9/01/28		2,000,000		2,038,400
9/01/33		2,500,000		2,536,725
Fairfield GO, wts., AMBAC Insured,				
5.00%, 2/01/29		655,000		641,193
Pre-Refunded, 5.00%, 2/01/29		325,000		349,642
Franklin County GO, wts., Series B, AMBAC Insured, 5.125%, 10/01/33		2,000,000		2,056,180
Houston County Health Care Authority Revenue, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/30		5,000,000		5,173,650
Huntsville PBA Lease Revenue, Municipal Justice and Public Safety Center, Capital Improvement and Refunding, NATL Insured, 5.00%, 10/01/33		8,000,000		8,594,000
Jacksonville State University Revenue, Tuition and Fee, NATL Insured, Pre-Refunded, 5.00%, 12/01/22		3,000,000		3,000,000
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.00%, 1/01/24		2,000,000		1,938,420
Jefferson County Sewer Revenue, wts., ETM, 7.50%, 9/01/13		130,000		133,416
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/33		7,410,000		8,026,734
Limestone County Water and Sewer Authority Water Revenue,				
AMBAC Insured, 5.00%, 12/01/29		1,540,000		1,610,470
AMBAC Insured, 5.00%, 12/01/31		3,910,000		4,064,484
Assured Guaranty, 5.00%, 12/01/39		3,750,000		4,084,238
Madison County Board of Education Capital Outlay Revenue, Tax Anticipation wts.,				
Assured Guaranty, 5.125%, 9/01/34		600,000		654,192
Series A, AMBAC Insured, 5.00%, 9/01/34		1,000,000		1,024,600
Madison GO, wts., Refunding, XLCA Insured, 4.75%, 12/01/36		1,000,000		1,049,390
Madison Water and Wastewater Board Water and Sewer Revenue, Refunding, Series A, XLCA Insured, 4.75%, 12/01/31		7,500,000		8,047,350
Marshall County Health Care Authority Revenue, Refunding, AMBAC Insured, 4.75%, 2/01/33		3,000,000		2,934,150
Mobile GO, wts., 5.50%, 2/15/30		2,000,000		2,188,580
Mobile Public Educational Building Authority Revenue, Limited Obligation School, Series A, Assured Guaranty, 5.00%, 3/01/33		6,500,000		7,044,830
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Mobile Water, BHAC Insured, 5.00%, 1/01/36		10,000,000		10,582,000
Montgomery Waterworks and Sanitary Sewer Board Water and Sewer System Revenue, Refunding, 5.00%, 3/01/25		5,000,000		6,103,400
Moulton Water Works Board Water Revenue, NATL Insured, 5.375%, 1/01/32		1,935,000		1,969,540
Opelika Water Board Revenue, Assured Guaranty, 5.00%, 6/01/37		3,000,000		3,302,490
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35		2,000,000		2,071,860
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40		2,000,000		2,209,020
Selma IDBR, Gulf Opportunity Zone,				
International Paper Co. Project, Series A, 5.375%, 12/01/35		3,000,000		3,220,080

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited)

Municipal Bonds 100.2%
Arizona 87.7%
Arizona Board of Regents Arizona State University System Revenue, Series C, 6.00%,
7/01/26	$2,500,000	$2,969,925
7/01/27	3,000,000	3,558,360
7/01/28	3,350,000	3,967,304
'Arizona Board of Regents COP, University of Arizona, Refunding, Series C, 5.00%,
6/01/29	3,000,000	3,373,890
6/01/30	8,595,000	9,612,390
6/01/31	7,025,000	7,812,854
Arizona Health Facilities Authority Healthcare Education Facilities Revenue, Kirksville College, 5.125%, 1/01/30	2,250,000	2,418,458
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network, Pre-Refunded, 5.75%,
12/01/32	3,280,000	3,400,507
Arizona Health Facilities Authority Revenue,
Banner Health, Refunding, Series D, BHAC Insured, 5.50%, 1/01/38	15,000,000	16,292,850
Banner Health, Series A, 5.00%, 1/01/35	10,000,000	10,576,700
Banner Health, Series D, 5.50%, 1/01/38	17,500,000	19,081,650
Catholic Healthcare West, Series B, Sub Series B-1, 5.25%, 3/01/39	10,000,000	10,836,900
Arizona School Facilities Board COP, 5.50%, 9/01/23	10,000,000	11,449,100
'Arizona Sports and Tourism Authority Senior Revenue, Multipurpose Stadium Facility, Refunding, Series A, 5.00%, 7/01/36	5,000,000	5,454,350
Arizona State Board of Regents University System Revenue,
Refunding, Series A, 5.00%, 7/01/42	10,000,000	11,191,700
Series A, 5.00%, 6/01/39	8,650,000	9,504,447
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,640,870
Series A, AGMC Insured, 5.00%, 10/01/29	5,855,000	6,413,743
Series B, AGMC Insured, 5.00%, 10/01/28	5,000,000	5,530,750
Series B, AGMC Insured, 5.00%, 10/01/29	3,000,000	3,303,300
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%,
7/01/28	15,540,000	17,264,008
7/01/29	7,500,000	8,295,000
Arizona State Municipal Financing Program COP, Refunding, Series 14, AMBAC Insured, 5.00%, 8/01/33	1,000,000	1,003,130
Arizona State Transportation Board Highway Revenue, Refunding, Series A, 5.00%, 7/01/36	10,000,000	11,273,100
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.00%, 9/01/30	17,250,000	17,869,447
Arizona State University Revenues, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
7/01/23	2,890,000	2,900,086
7/01/25	2,250,000	2,257,853
Arizona Tourism and Sports Authority Tax Revenue, Multipurpose Stadium Facility, Series A, NATL Insured, Pre-Refunded,
5.00%, 7/01/28	7,000,000	7,355,040
Downtown Phoenix Hotel Corp. Revenue,
Senior Series A, FGIC Insured, 5.00%, 7/01/40	14,585,000	13,806,453
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	18,995,000	19,601,700
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/40	12,845,000	12,969,853
Gilbert Public Facilities Municipal Property Corp. Revenue, 5.50%, 7/01/28	10,000,000	11,451,900
Gilbert Water Resource Municipal Property Corp. Water System Development Fee and Water Revenue, sub. lien, NATL
Insured, 5.00%, 10/01/29	25,000,000	26,618,000
Glendale IDA Hospital Revenue, John C. Lincoln Health Network, Refunding,
5.00%, 12/01/32	4,025,000	4,108,156
5.00%, 12/01/42	12,870,000	13,042,458
Series B, 5.00%, 12/01/37	3,000,000	3,031,530
Glendale IDAR, Midwestern University,
5.00%, 5/15/35	5,000,000	5,288,500
5.125%, 5/15/40	10,000,000	10,591,400
Refunding, 5.00%, 5/15/31	3,455,000	3,724,352
Glendale Water and Sewer Revenue,
senior lien, Obligations, Refunding, 5.00%, 7/01/27	1,365,000	1,599,480
senior lien, Obligations, Refunding, 5.00%, 7/01/28	1,825,000	2,124,702
sub. lien, Obligations, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/23	2,000,000	2,101,440
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series A, 6.25%, 7/01/38	10,000,000	10,515,700
Goodyear Community Facilities Utilities District No.1 GO, AMBAC Insured, 5.00%, 7/15/32	7,500,000	8,004,000
Goodyear Water and Sewer Revenue, sub. lien, Obligations, Refunding, AGMC Insured,
5.25%,7/01/31	1,000,000	1,111,170

Quarterly Statement ofInvestments	I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
5.50%,7/01/41	1,500,000	1,657,710
Greater Arizona Development Authority Infrastructure Revenue, Series S, NATL Insured, 5.00%, 8/01/35	9,090,000	9,537,955
Marana Municipal Property Corp. Municipal Facilities Revenue,
Refunding, NATL Insured, 5.25%, 7/01/22	1,100,000	1,120,031
Series A, 5.00%, 7/01/28	3,000,000	3,254,430
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/35	12,090,000	15,495,028
Maricopa County IDA, MFHR,
Senior, National Voluntary Health Facilities II Project, Series A, AGMC Insured, ETM, 5.50%, 1/01/18	2,000,000	2,299,240
Western Groves Apartments Project, Series A-1, AMSAC Insured, 5.30%,12/01/22	1,650,000	1,650,396
Maricopa County IDA Health Facility Revenue,
Catholic Healthcare West Project, Refunding, Series A, 5.375%, 7/01/23	7,000,000	7,615,930
Catholic Healthcare West Project, Refunding, Series A, 6.00%, 7/01/39	4,860,000	5,553,085
Catholic Healthcare West, Refunding, Series A, 5.50%, 7/01/26	13,950,000	15,164,905
Mayo Clinic, 5.00%, 11/15/36	16,250,000	17,208,100
Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	1,890,000	2,209,164
Maricopa County IDA Senior Living Healthcare Revenue, Immanuel Care, Refunding, Series A, GNMA Secured, 5.00%,
8/20/35	1,725,000	1,800,124
Maricopa County PCC, PCR,
EI Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,862,700
Public Service Co. of New Mexico Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	5,000,000	5,574,700
Public Service Co. Palo Verde Project, Series A, AMSAC Insured, 5.05%, 5/01/29	11,500,000	11,570,495
Southern California Edison Co., Refunding, Series S, 5.00%, 6/01/35	14,745,000	16,188,535
Maricopa County School District No. 83 Cartwright Elementary GO, School Improvement Project of 2010, Series A, AGMC
Insured, 5.375%, 7/01/30	5,415,000	6,121,820
Maricopa County USD No. 48 Scottsdale GO, School Improvement, Project of 2010, Series S,
4.50%, 7/01/28	1,865,000	2,087,289
4.75%,7/01/29	2,850,000	3,228,993
4.75%,7/01/30	2,100,000	2,366,847
Maricopa County USD No. 89 Dysart GO, School Improvement, Project of 2006, Series S, AGMC Insured, 5.00%, 7/01/27	5,015,000	5,505,868
McAllister Academic Village LLC Revenue, Arizona State University Hassayampa Academic Village Project, Refunding,
5.25%, 7/01/33	5,000,000	5,426,400
5.00%, 7/01/38	5,000,000	5,261,550
Assured Guaranty, 5.25%, 7/01/33	2,525,000	2,746,064
Assured Guaranty, 5.00%, 7/01/38	3,825,000	4,063,183
Mesa Utility System Revenue, NATL Insured, Pre-Refunded, 5.00%, 7/01/26	7,000,000	7,665,350
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series E, 5.75%, 6/01/34	6,000,000	6,978,660
Navajo County School District GO, School Improvement, Project of 2008, Assured Guaranty, 5.50%, 7/01/28	1,045,000	1,237,374
Nogales Municipal Development Authority Inc. GO, NATL Insured, 5.00%, 6/01/36	2,640,000	2,826,833
Northern Arizona University COP, Northern Arizona University Research Infrastructure Projects, AMSAC Insured, 5.00%,
9/01/30	2,000,000	2,052,220
Northern Arizona University System Revenues, 5.00%, 6/01/38	5,000,000	5,280,300
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	10,000,000	10,769,600
senior lien, Series A, 5.00%, 7/01/38	10,000,000	10,723,400
senior lien, Series S, NATL RE, FGIC Insured, 5.25%, 7/01/22	3,000,000	3,005,040
senior lien, Series S, NATL RE, FGIC Insured, 5.25%, 7/01/23	5,000,000	5,007,850
senior lien, Series S, NATL RE, FGIC Insured, 5.25%, 7/01/27	15,250,000	15,269,215
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza Expansion Project, Series S, NATL
RE, FGIC Insured, zero cpn. to 7/01113,5.50% thereafter,
7/01/27	3,945,000	4,631,430
7/01/28	2,000,000	2,348,740
7/01/29	2,000,000	2,349,520
7/01/36	5,000,000	5,770,350
7/01/37	7,000,000	8,039,710
Phoenix Civic Improvement Corp. Excise Tax Revenue, Subordinated, Civic Plaza Expansion Project, Series A, NATL RE,
FGIC Insured, 5.00%,
7/01/35	2,050,000	2,178,720
7/01/41	5,000,000	5,265,750
Phoenix Civic Improvement Corp. Wastewater System Revenue,
junior lien, Refunding, AGMC Insured, 5.00%, 7/01/37	5,515,000	5,944,122
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/28	2,000,000	2,127,900
junior lien, Refunding, NATL RE, FGIC Insured, 5.00%, 7/01/29	3,405,000	3,596,327
senior lien, Refunding, 5.50%, 7/01/24	2,500,000	2,985,325
Phoenix Civic Improvement Corp. Water System Revenue, junior lien,
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 7/01/26	3,250,000	3,261,342

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited)

Municipal Bonds 96.6%
Colorado 86.7%
Adams County Revenue, Platte Valley Medical Center, Refunding, NATL Insured, 5.00%, 2/01/31	$10,000,000	$10,575,800
Adams State College Auxiliary Facilities Revenue, Improvement, Series A, 5.50%,
5/15/34	2,000,000	2,253,860
5/15/39	2,150,000	2,401,787
Adams State College Enterprise Revenue, 5.00%, 5/15/37	1,000,000	1,109,960
Arapahoe County Water and Wastewater GO, Refunding, Series A, NATL Insured, 5.125%, 12/01/32	15,000,000	15,091,650
Aurora COP, Refunding, Series A, 5.00%, 12/01/30	5,680,000	6,324,055
Aurora Hospital Revenue, Children's Hospital Assn. Project, Series A, 5.00%, 12/01/40	2,500,000	2,678,325
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
8/01/36	5,880,000	6,478,996
8/01/39	10,000,000	10,973,400
Bell Mountain Ranch Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/39	3,160,000	3,390,238
Boulder County Development Revenue, University Corp. of Atmospheric Research, NATL Insured, 5.00%, 9/01/33	1,500,000	1,517,295
Boulder Larimer and Weld Counties Vrain Valley School District No. RE-1J GO, 5.00%, 12/15/33	5,300,000	5,981,050
Boulder Valley School District No. RE-2 Boulder GO, 5.00%, 12/01/34	6,000,000	6,775,740
Bowles Metropolitan District GO, Refunding, AGMC Insured, 5.00%, 12/01/33	2,500,000	2,556,500
Brighton Water Activity Enterprise Revenue, Water System Project, Series A, Assured Guaranty, 5.25%, 12/01/34	5,380,000	6,132,339
Broadlands Metropolitan District No.2 GO, Refunding, NATL Insured, 5.25%, 12/01/34	8,655,000	9,144,267
Broomfield Sales and Use Tax Revenue, Refunding and Improvement, Series A, AMBAC Insured, 5.00%, 12/01/27	10,000,000	10,103,100
Broomfield Sewer Activity Enterprise Sewer and Wastewater Revenue, AMBAC Insured, 5.00%, 12/01/31	7,500,000	7,565,250
Colorado Department ofTransportation COP, NATL Insured, 5.00%, 6/15/34	6,915,000	7,146,445
Colorado Educational and Cultural Facilities Authority Revenue,
Alexander Dawson School, 5.00%, 2/15/40	5,280,000	5,594,160
James Irwin Charter School, Refunding and Improvement, Assured Guaranty, 5.00%, 8/01/37	6,060,000	6,178,958
Student Housing, Campus Village Apartments Project, Refunding, 5.50%, 6/01/38	9,000,000	9,399,960
Student Housing, University of Colorado Foundation Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	10,005,000	10,039,117
Colorado Health Facilities Authority Revenue,
Evangelical Lutheran Project, 5.25%, 6/01/31	4,000,000	4,212,800
Evangelical Lutheran Project, Series A, 5.25%, 6/01/34	3,500,000	3,592,925
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/25	3,050,000	3,157,695
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/26	3,205,000	3,291,727
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/27	3,365,000	3,432,670
Hospital, Longmont United Hospital Project, Refunding, Series B, Radian Insured, 5.00%, 12/01/30	3,000,000	3,028,770
Colorado HFAR,
MF, Project II, Series A-2, 5.30%, 10/01/23	1,345,000	1,346,358
MF, Project II, Series A-2, 5.375%, 10/01/32	3,060,000	3,062,387
MFH Insured Mortgage, Series C-3, 6.05%, 10/01/32	475,000	475,589
Colorado School of Mines Enterprises Revenue, Refunding and Improvement, Series A, 5.25%, 12/01/37	2,000,000	2,183,400
Colorado Springs Hospital Revenue,
6.375%, 12/15/30	3,785,000	3,791,813
Refunding, 6.25%, 12/15/33	8,500,000	9,750,350
Colorado Springs Public Facilities Authority COP, U.S. Olympic Committee Project, Assured Guaranty, 5.00%, 11/01/39	11,305,000	12,173,111
Colorado Springs Utilities Revenue,
Series D-1, 5.25%,11/15/33	5,000,000	6,091,850
sub. lien, System Improvement, Series B, Pre-Refunded, 5.00%, 11/15/33	3,000,000	3,204,870
Colorado State Board of Governors University Enterprise System Revenue, Series A,
5.00%, 3/01/34	2,250,000	2,487,892
5.00%, 3/01/38	5,000,000	5,640,600
5.00%, 3/01/39	7,200,000	7,865,568
NATL RE, FGIC Insured, 5.00%, 3/01/37	13,000,000	13,949,780
Colorado State Building Excellent Schools Today COP, Series G, 5.00%, 3/15/32	10,000,000	11,196,900
Colorado State COP, UCDHSC Fitzsimons Academic Projects, Series B, NATL Insured, 5.00%, 11/01/30	5,000,000	5,309,650
Colorado State Health Facilities Authority Revenue,
Boulder Community Hospital Project, Refunding, Series A, 6.00%, 10/01/35	5,500,000	6,263,455
Catholic Health Initiatives, Refunding, Series A, 5.00%, 7/01/39	5,000,000	5,404,300
Catholic Health Initiatives, Series D, 6.125%, 10/01/28	2,500,000	3,064,525
Catholic Health Initiatives, Series D, 6.25%, 10/01/33	2,000,000	2,408,740
Evangelical Lutheran Good Samaritan Society Project, Refunding, 5.00%, 12/01/33	2,500,000	2,628,450
Evangelical Lutheran Good Samaritan Society Project, Series A, Pre-Refunded, 6.125%, 6/01/38	4,500,000	5,010,795
Hospital, NCMC Inc. Project, Series A, AGMC Insured, 5.50%, 5/15/30	7,900,000	8,804,629

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	5,000,000	5,347,750
Parkview Medical Center Inc. Project, Series A, 5.00%, 9/01/37	8,000,000	8,240,720
Poudre Valley Health Care Inc. and Medical Center of the Rockies, Refunding, Series A, AGMC Insured, 5.20%, 3/01/31	9,500,000	10,332,390
Sisters of Charity of Leavenworth Health System, Refunding, Series A, 5.00%, 1/01/40	7,320,000	7,858,240
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	2,000,000	2,122,640
Yampa Valley Medical Center Project, Refunding, 5.125%, 9/15/29	4,000,000	4,070,880
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
5.50%, 11/01/27	5,245,000	6,066,682
Pre-Refunded, 5.50%, 11/01/27	2,030,000	2,595,416
Colorado Water Resources and Power Development Authority Clean Water Revenue, Series A, 6.30%, 9/01/14	25,000	25,101
Colorado Water Resources and Power Development Authority Water Resources Revenue,
Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35	10,000,000	10,325,900
Donala Water and Sanitation District Project, Series C, 5.00%, 9/01/36	1,900,000	2,113,712
Parker Water and Sanitation District Project, NATL Insured, Series D, 5.00%, 9/01/30	5,000,000	5,125,150
Commerce City COP, AMBAC Insured, 5.00%, 12/15/37	13,975,000	14,577,742
Denver City and County Airport Revenue,
Series B, Pre-Refunded, 5.50%, 11/15/33	5,000,000	5,377,500
Series D, 7.75%, 11/15/13	340,000	350,404
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%, 12/01/30	14,500,000	14,926,300
Denver Health and Hospital Authority Healthcare Revenue,
5.50%, 12/01/30	1,500,000	1,630,215
5.625%, 12/01/40	4,000,000	4,355,800
Refunding, Series A, 5.25%, 12/01/31	9,250,000	9,616,670
Series A, Pre-Refunded, 6.25%, 12/01/33	3,250,000	3,711,662
Dove Valley Metropolitan District Arapahoe County GO, Refunding, AGMC Insured, 5.00%, 11/01/35	3,350,000	3,537,466
E-470 Public Highway Authority Revenue,
5.25%, 9/01/25	2,500,000	2,711,875
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/33	3,000,000	933,570
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/32	7,800,000	2,582,580
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/34	14,075,000	4,080,483
Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	2,500,000	2,715,575
EI Paso County Mortgage Revenue, Stetson Meadows Apartments Project, Series A, GNMA Secured, 5.25%, 12/20/32	1,890,000	1,898,770
Erie Wastewater Enterprise Revenue, Series A, Assured Guaranty, 5.00%,
12/01/33	2,860,000	3,146,400
12/01/37	5,120,000	5,534,464
Erie Water Enterprise Revenue, Series A, AGMC Insured, 5.00%, 12/01/32	10,000,000	10,925,800
Fort Lewis College Board Trustees Enterprise Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%, 10/01/37	12,830,000	13,501,650
Gunnison Watershed School District No. RE-1J GO, 5.25%, 12/01/33	1,240,000	1,420,693
Ignacio School District GO, 11JT, 5.00%,12/01/31	1,215,000	1,403,519
Meridian Metropolitan District GO, Refunding, Series A, 5.00%, 12/01/41	5,000,000	5,250,450
Mesa State College Auxiliary Facilities Enterprise Revenue,
Pre-Refunded, 6.00%, 5/15/38	7,000,000	8,935,430
Refunding, Series A, 5.00%, 5/15/33	3,455,000	3,812,282
Mesa State College College Enterprise Revenue, BHAC Insured, 5.125%, 5/15/37	5,765,000	6,079,654
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax, Refunding, AGMC Insured, 6.00%, 12/01/38	2,500,000	2,868,525
Senior Limited Property Tax, Refunding, AGMC Insured, 6.125%, 12/01/41	2,500,000	2,885,025
Senior Property Tax Support, Refunding and Improvement, Assured Guaranty, 6.375%, 12/01/37	7,000,000	8,091,160
Platte River Power Authority Power Revenue, Series II, 5.00%, 6/01/37	12,000,000	13,592,880
Poudre Tech Metropolitan District Unlimited Property Tax Supported Revenue, Refunding and Improvement, Series A,
AGMC Insured, 5.00%, 12/01/39	7,435,000	8,201,995
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	9,900,000	12,510,630
Pueblo County COP, County Judicial Complex Project, AGMC Insured, 5.00%, 9/15/42	10,000,000	11,030,500
Pueblo Urban Renewal Authority Revenue, Refunding and Improvement, Series B,
5.25%, 12/01/28	1,000,000	1,137,660
5.50%, 12/01/31	1,010,000	1,155,228
5.25%, 12/01/38	3,615,000	3,933,120
Rangeview Library District COP, Rangeview Library District Projects, Assured Guaranty, 5.00%, 12/15/30	3,840,000	4,154,880
Regional Transportation District COP, Series A, 5.375%, 6/01/31	19,000,000	21,323,320
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A,
5.00%, 11/01/38	11,000,000	12,371,150
AMBAC Insured, 5.00%, 11/01/31	14,150,000	15,931,343
Thornton Development Authority Tax Increment Revenue, North Washington Street Urban Renewal Project, NATL Insured,
5.00%, 12/01/29	6,100,000	6,420,433
Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/29	7,010,000	7,419,875

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) *(continued)*

Total Investments (Cost $700,410,217) 98.2%		755,798,522
Other Assets, less Liabilities 1.8%		14,051,209
Net Assets 100.0%	$	769,849,731

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HFAR - Housing Finance Authority Revenue
IDR - Industrial Development Revenue
MF - Multi-Family
MFH - Multi-Family Housing
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PFAR - Public Financing Authority Revenue
XLCA - XL Capital Assurance

Franklin Connecticut Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.9%		
Connecticut 73.9%		
Connecticut State Development Authority First Mortgage Gross Revenue, Health Care Project,		
Connecticut Baptist Homes Inc. Project, Refunding, Radian Insured, 5.625%, 9/01/22	$ 2,000,000	$ 2,000,960
The Elim Park Baptist Home Inc. Project, 5.75%, 12/01/23	750,000	763,133
The Elim Park Baptist Home Inc. Project, Refunding, Series A, 5.375%, 12/01/18	975,000	976,316
Connecticut State Development Authority Solid Waste Disposal Facilities Revenue, PSEG Power LLC Project, Series A, 5.75%, 11/01/37	5,000,000	5,013,750
Connecticut State GO,		
Series A, 5.00%, 2/15/29	10,000,000	11,666,000
Series B, 5.00%, 4/15/31	6,000,000	7,113,300
Series B, 5.00%, 4/15/32	4,000,000	4,723,320
Series C, AGMC Insured, 5.00%, 6/01/26	5,000,000	5,685,500
Connecticut State Health and Educational Facilities Authority Revenue,		
Ascension Health Senior Credit Group, Series A, 5.00%, 11/15/40	18,520,000	20,326,441
Brunswick School Issue, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/33	2,000,000	2,100,320
Brunswick School Issue, Series C, 5.00%, 7/01/28	1,000,000	1,157,650
Brunswick School Issue, Series C, 5.00%, 7/01/29	1,450,000	1,669,139
Canterbury School, Series B, Radian Insured, 5.00%, 7/01/36	1,000,000	1,005,810
Child Care Facilities Program, Series G, Assured Guaranty, 6.00%, 7/01/28	2,250,000	2,645,325
Eastern Connecticut Health Network, Refunding, Series A, Radian Insured, 6.00%, 7/01/25	2,965,000	2,968,143
Eastern Connecticut Health Network, Refunding, Series C, Radian Insured, 5.125%, 7/01/30	2,500,000	2,531,400
Fairfield University, Series M, 5.00%, 7/01/26	450,000	493,070
Fairfield University, Series M, 5.00%, 7/01/34	1,000,000	1,063,940
Fairfield University, Series N, 5.00%, 7/01/29	7,000,000	7,577,710
Hartford Health Care, Refunding, Series A, 5.00%, 7/01/41	12,000,000	12,839,160
Hartford University, Series G, Radian Insured, 5.25%, 7/01/26	5,000,000	5,215,400
Hospital for Special Care, Series C, Radian Insured, 5.25%, 7/01/37	2,500,000	2,551,150
Loomis Chafee School, Series G, 5.00%, 7/01/30	3,000,000	3,297,540
Loomis Chafee School, Series G, 5.00%, 7/01/38	6,285,000	6,757,381
Lutheran General Health Care System, ETM, 7.375%, 7/01/19	320,000	395,987
Miss Porter's School Issue, Series B, AMBAC Insured, 5.00%, 7/01/36	4,415,000	4,650,496
New Horizons Village Project, 7.30%, 11/01/16	2,225,000	2,235,635
New Money, Series O, 5.00%, 7/01/35	4,000,000	4,333,760
New Money, Series O, 5.00%, 7/01/40	5,000,000	5,349,000
Norwich Free Academy, Series A, AMBAC Insured, 5.00%, 7/01/34	1,675,000	1,731,883
Quinnipiac University, Series H, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,208,950
Quinnipiac University, Series J, NATL Insured, 5.00%, 7/01/37	15,000,000	15,768,150
Renbrook School, Series A, AMBAC Insured, 5.00%, 7/01/37	1,170,000	1,185,631
Sacred Heart University, Series G, 5.375%, 7/01/31	1,500,000	1,635,315
Sacred Heart University, Series G, 5.625%, 7/01/41	5,500,000	6,016,560
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/27	1,190,000	1,326,481
Sacred Heart University, Series H, AGMC Insured, 5.00%, 7/01/28	2,290,000	2,536,335
Salisbury School, Series C, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,333,650
St. Mary's Hospital, Refunding, Series E, 5.50%, 7/01/20	4,615,000	4,616,384
Stamford Hospital, Series I, 5.00%, 7/01/30	10,100,000	10,957,389
The Village for Families and Children Inc., Series A, AMBAC Insured, 5.00%, 7/01/32	1,000,000	1,000,990
The William W. Backus Hospital, Series F, AGMC Insured, 5.00%, 7/01/28	1,500,000	1,638,375
The William W. Backus Hospital, Series F, AGMC Insured, 5.125%, 7/01/35	4,025,000	4,347,885
Trinity College, Refunding, Series J, NATL Insured, 4.50%, 7/01/37	2,000,000	2,066,780
Trinity College, Series H, NATL Insured, 5.00%, 7/01/26	1,855,000	1,940,386
Wesleyan University, 5.00%, 7/01/39	10,000,000	11,218,500
Western Connecticut Health, Series M, 5.375%, 7/01/41	7,000,000	7,793,660
Westminster School, Series E, XLCA Insured, 5.00%, 7/01/37	10,660,000	11,285,102
Yale University, Series A-2, 5.00%, 7/01/40	9,000,000	10,109,070
Yale University, Series Y-1, 5.00%, 7/01/35	10,000,000	10,883,200
Yale University, Series Z-1, 5.00%, 7/01/42	10,000,000	11,126,000
Yale-New Haven Hospital, Series J-1, AMBAC Insured, 5.00%, 7/01/31	10,500,000	11,294,955
Connecticut State HFA Housing Mortgage Finance Program Revenue,		
Series B, Sub Series B-1, 5.20%, 11/15/34	1,770,000	1,892,095
Series B, Sub Series B-1, 5.30%, 11/15/39	2,350,000	2,489,002
Series C, Sub Series C-1, 4.85%, 11/15/34	3,260,000	3,401,191

Quarterly Statement of Investments | See Notes to Statements of Investments.

Series C, Sub Series C-1, 4.95%, 11/15/39	6,085,000	6,301,626
Series D, Sub Series D-2, 5.00%, 5/15/31	4,860,000	5,167,444
Connecticut State HFAR,		
Housing Mortgage Finance Program, Series B, Sub Series B-2, 5.00%, 11/15/41	3,545,000	3,741,038
Housing Mortgage Finance Program, Series E, Sub Series E-4, 5.05%, 5/15/28	4,650,000	4,660,183
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/22	1,000,000	1,034,740
Special Obligation, Special Needs Housing, Series 1, AMBAC Insured, 5.00%, 6/15/32	1,000,000	1,022,310
State Supported Special Obligation, Series 10, 5.00%, 6/15/28	420,000	476,851
State Supported Special Obligation, Series 13, 5.00%, 6/15/40	1,500,000	1,664,025
Connecticut State Higher Education Supplemental Loan Authority Revenue, CHESLA Loan Program, Series A, 5.05%, 11/15/27	855,000	940,586
Connecticut State Revenue,		
Revolving Fund, Series A, 5.00%, 7/01/26	6,025,000	6,758,544
Revolving Fund, Series A, 5.00%, 7/01/27	4,060,000	4,540,745
Series D, 5.00%, 11/01/31	5,000,000	5,890,350
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure,		
Series A, 5.00%, 12/01/28	10,095,000	11,962,171
Series A, 5.00%, 12/01/30	1,680,000	1,969,296
Series A, 5.00%, 12/01/31	2,075,000	2,419,222
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/20	5,000,000	5,117,950
Series B, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,000,000	1,023,590
Connecticut Transmission Municipal Electric Energy Cooperative Transmission System, Revenue, Series A, 5.00%, 1/01/42	5,000,000	5,583,900
Greater New Haven Water Pollution Control Authority Regional Water Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 11/15/24	3,315,000	3,666,556
Series A, AGMC Insured, 5.00%, 11/15/37	3,000,000	3,259,350
New Haven GO,		
Series A, Assured Guaranty, 5.00%, 3/01/29	1,000,000	1,115,990
Series C, NATL Insured, ETM, 5.00%, 11/01/22	25,000	29,126
Series C, NATL Insured, Pre-Refunded, 5.00%, 11/01/22	1,000,000	1,028,940
South Central Regional Water Authority Water System Revenue,		
Eighteenth Series B, NATL Insured, 5.25%, 8/01/29	1,000,000	1,137,650
Eighteenth Series B, NATL Insured, 5.25%, 8/01/32	1,000,000	1,126,160
Eighteenth Series B-1, NATL Insured, 5.00%, 8/01/26	3,500,000	3,739,505
Refunding, Twenty-Second Series, AGMC Insured, 5.00%, 8/01/38	5,000,000	5,481,450
Refunding, Twenty-Seventh Series, 5.00%, 8/01/33	5,000,000	5,728,200
Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/33	5,000,000	5,273,250
University of Connecticut Revenue,		
Series A, 5.00%, 2/15/31	3,370,000	3,904,684
Student Fee, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/15/26	10,000,000	10,229,700
Student Fee, Series A, 5.00%, 5/15/23	2,200,000	2,205,984
		396,111,771
U.S. Territories 22.0%		
Puerto Rico 21.6%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	4,000,000	3,999,880
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/44	1,000,000	1,064,140
Assured Guaranty, 5.00%, 7/01/28	2,000,000	2,130,120
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.125%, 7/01/30	530,000	530,461
Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,842,900
Series A, 5.00%, 7/01/29	1,000,000	1,018,470
Series A, 5.125%, 7/01/31	3,195,000	3,199,185
Series A, 5.00%, 7/01/33	465,000	468,892
Series A, 5.00%, 7/01/34	280,000	283,394
Series A, Pre-Refunded, 5.00%, 7/01/33	535,000	562,135
Series B, 5.00%, 7/01/35	1,895,000	1,930,531
Series B, Pre-Refunded, 5.00%, 7/01/35	3,105,000	3,656,510
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, 5.00%, 7/01/38	55,000	55,019
Series G, 5.00%, 7/01/33	395,000	398,306
Series G, Pre-Refunded, 5.00%, 7/01/33	605,000	636,013
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, 5.00%, 7/01/46	6,790,000	6,834,474
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	2,365,000	2,427,058
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series A, 5.00%, 7/01/42	1,500,000	1,520,100

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Series K, Pre-Refunded, 5.00%, 7/01/40	9,500,000	10,820,500
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22	6,285,000	7,093,440
Series S, 5.00%, 7/01/37	15,250,000	15,553,017
Series S, 5.00%, 7/01/37	5,500,000	5,592,125
Series S, 5.00%, 7/01/41	6,090,000	6,122,460
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMSAC Insured, 5.00%, 7/01/31	18,665,000	19,154,770
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	7,000,000	7,093,800
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	3,015,000	3,142,896
Refunding, Series UU, Assured Guaranty, 5.00%, 7/01/26	6,500,000	6,862,700
Refunding, Series ZZ, 5.25%, 7/01/26	2,500,000	2,708,325
Series CCC, 5.25%, 7/01/27	5,000,000	5,388,050
Series CCC, 5.25%, 7/01/28	3,000,000	3,215,790
Series n, 5.00%, 7/01/32	10,800,000	11,086,416
Series n, 5.00%, 7/01/37	2,235,000	2,272,928
Series WW, 5.50%, 7/01/38	6,965,000	7,430,262
Series XX, 5.75%, 7/01/36	15,000,000	16,512,600
Series XX, 5.25%, 7/01/40	24,700,000	25,586,236
Puerto Rico HFAR,
Capital Fund Modernization, 5.125%, 12/01/27	8,500,000	9,311,070
Capital Fund Program, 4.60%, 12/01/24	3,425,000	3,508,228
Puerto Rico HFC, HMR, MSS, Series A, GNMA Secured, 5.20%, 12/01/33	9,215,000	9,221,911
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational
Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	6,000,000	6,015,180
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital
Revenue,
Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	5,616,800
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25	2,500,000	2,510,125
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32	500,000	502,035
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Industrial
Revenue,
Guaynabo Municipal Government Center Project, 5.625%, 7/01/15	3,305,000	3,312,403
Guaynabo Municipal Government Center Project, 5.625%, 7/01/22	3,160,000	3,163,034
Guaynabo Warehouse for Emergencies Project, Series A, 5.15%, 7/01/19	1,015,000	1,047,338
Guaynabo Warehouse for Emergencies Project, Series A, 5.20%, 7/01/24	4,120,000	4,234,536
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,865,000	1,893,385
Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29	7,850,000	7,852,276
Inter American University of Puerto Rico Project, NATL Insured, 4.25%, 10/01/24	1,000,000	1,000,610
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	1,005,540
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,757,162
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES
Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,972,089
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series S, 5.25%, 12/15/26	11,485,000	12,395,646
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,
5.75%,8/01112	7,500,000	7,527,225
5.00%, 8/01/27	3,500,000	3,506,370
5.00%, 8/01/30	3,500,000	3,620,470
Puerto Rico PSA Guaranteed Revenue, Government Facilities,
Refunding, Series M, 6.25%, 7/01/21	5,000,000	5,957,850
Refunding, Series N, 5.00%, 7/01/32	5,000,000	5,169,350
Refunding, Series N, 5.00%, 7/01/37	10,000,000	10,196,900
Refunding, Series P, 6.50%, 7/01/30	5,000,000	5,769,850
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,789,500
Refunding, Series Q, 5.625%, 7/01/39	8,985,000	9,540,902
Series 0, Pre-Refunded, 5.375%, 7/01/33	4,070,000	4,085,140
Series I, 5.25%, 7/01/33	2,450,000	2,493,635
Series I, 5.00%, 7/01/36	4,000,000	4,039,000
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	54,825
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,495,300
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series S, 5.50%, 8/01/31	5,000,000	5,387,050
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	7,000,000	6,097,770
first sub., Series A, 5.75%, 8/01/37	1,000,000	1,111,850

first sub., Series A, 6.00%, 8/01/42	17,850,000	20,181,745
first sub., Series C, 5.25%, 8/01/41	2,700,000	2,882,385
Senior Series C, 5.25%, 8/01/40	4,560,000	5,029,908
Series A, 5.25%, 8/01/57	15,000,000	15,843,450
University of Puerto Rico Revenues, System, Refunding, Series P, 5.00%,		
6/01/24	6,500,000	6,693,960
6/01/26	5,000,000	5,114,150
		571,241,333
U.S. Virgin Islands 9.3%		
Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,		
6.45%, 3/01/16	25,000	25,019
6.50%, 3/01/25	200,000	198,404
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	5,000,000	5,180,350
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	11,720,000	11,953,345
Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31	2,500,000	2,577,750
Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28	3,695,000	3,924,497
Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	7,665,000	8,219,486
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,049,280
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	4,100,000	4,203,279
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,920,835
Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,091,880
Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	6,000,000	6,658,320
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	1,525,000	1,635,288
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,006,900
Virgin Islands Water and Power Authority Electric System Revenue,		
Refunding, 5.30%, 7/01/21	1,000,000	1,000,000
Series A, 5.00%, 7/01/31	3,000,000	3,061,800
Series B, AGMC Insured, 5.00%, 7/01/22	2,250,000	2,508,930
Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%, 7/01/17	4,000,000	4,008,200
		77,223,563
Total Municipal Bonds (Cost $724,183,757) 92.5%		767,957,852
Other Assets, less Liabilities 7.5%		62,265,379
Net Assets 100.0%		$ 830,223,231

[a] Security purchased on a when-issued basis.

ABBREVIATIONS

Selected Portfolio

- **ACA** - American Capital Access Holdings Inc.
- **AGMC** - Assured Guaranty Municipal Corp.
- **AMBAC** - American Municipal Bond Assurance Corp.
- **BHAC** - Berkshire Hathaway Assurance Corp.
- **COP** - Certificate of Participation
- **FGIC** - Financial Guaranty Insurance Co.
- **FHA** - Federal Housing Authority/Agency
- **FICO** - Financing Corp.
- **GNMA** - Government National Mortgage Association
- **GO** - General Obligation
- **HFA** - Housing Finance Authority/Agency
- **HFAR** - Housing Finance Authority Revenue
- **HFC** - Housing Finance Corp.
- **HMR** - Home Mortgage Revenue
- **MBS** - Mortgage-Backed Security
- **NATL** - National Public Financial Guarantee Corp.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited)		(continued)
PBA	- Public Building Authority
PFAR	- Public Financing Authority Revenue
SFR	- Single Family Revenue

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Orange County Airport Revenue, 5.00%,		
7/01/20	3,465,000	4,167,563
7/01/21	7,545,000	8,943,239
San Diego Community College District GO, Refunding, 5.00%, 8/01/25	21,370,000	26,156,239
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,		
5.00%, 4/01/25	4,000,000	4,490,080
5.25%, 4/01/26	2,500,000	2,821,550
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	3,000,000	3,136,980
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,		
8/01/21	10,000,000	10,590,200
8/01/22	10,000,000	10,542,200
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	2,870,000	3,115,270
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,278,240
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,113,770
		395,973,039
Colorado 1.3%		
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	17,914,600
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	12,199,516
E-470 Public Highway Authority Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,689,840
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	4,280,000	4,807,596
		43,611,552
Florida 6.6%		
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,530,515
Broward County Water and Sewer Utility Revenue, Refunding, Series B, 5.00%,		
10/01/24	6,000,000	7,493,280
10/01/25	6,325,000	7,820,483
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.00%, 6/01/16	40,415,000	45,288,645
5.25%, 6/01/17	3,250,000	3,706,040
6.00%, 6/01/17	5,000,000	5,877,550
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,654,971
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,419,150
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,598,955
Marion County Public Improvement Revenue, Refunding, NATL Insured,		
4.20%, 12/01/12	1,400,000	1,417,332
4.30%, 12/01/13	1,800,000	1,822,086
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,		
4.25%, 10/01/18	6,920,000	7,770,191
4.50%, 10/01/19	4,805,000	5,482,217
5.00%, 10/01/21	5,000,000	5,791,250
5.00%, 10/01/22	5,890,000	6,746,936
5.25%, 10/01/23	4,875,000	5,634,574
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,652,151
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,		
8/01/18	5,150,000	5,771,760
8/01/19	5,985,000	6,651,909
Orlando Wastewater Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14	5,000,000	5,043,150
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,962,213
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	20,626,105
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,		
10/01/22	9,490,000	10,609,535
10/01/24	10,455,000	11,617,073
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated Group, 5.00%, 8/15/19	5,000,000	5,736,400
		216,724,471
Georgia 1.2%		
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,		
12/01/20	1,500,000	1,659,225
12/01/21	1,000,000	1,096,110
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
11/01/20	8,575,000	10,079,227
11/01/21	9,230,000	10,652,804
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,021,999
Municipal Electric Authority Revenue, Series B, 5.00%, 1/01/20	10,000,000	12,067,000

2,843,763

Series H, Daily VRDN and Put, 0.15%, 1/15/45	3,700,000	3,700,000
[b]North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.23%, 7/01/34	3,000,000	3,000,000
		12,270,000
Ohio 1.6%		
[b]Allen County Hospital Facilities Revenue, Catholic Healthcare Partners,		
Series A, Daily VRDN and Put, 0.20%, 10/01/31	36,200,000	36,200,000
Series B, Daily VRDN and Put, 0.20%, 10/01/31	4,500,000	4,500,000
[b]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,		
Sub Series B-1, Daily VRDN and Put, 0.20%, 1/01/39	10,800,000	10,800,000
Sub Series B-3, Daily VRDN and Put, 0.19%, 1/01/39	2,750,000	2,750,000
		54,250,000
Pennsylvania 0.3%		
[b]Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.14%, 11/15/32	3,550,000	3,550,000
Refunding, Series A, Daily VRDN and Put, 0.15%, 5/15/35	4,500,000	4,500,000
Series B, Daily VRDN and Put, 0.13%, 6/01/41	3,600,000	3,600,000
		11,650,000
Virginia 0.0%[†]		
[b]Virginia Commonwealth University Revenue, General, Series B, AMBAC Insured, Daily VRDN and Put, 0.16%, 11/01/30	330,000	330,000
Total Short Term Investments (Cost $260,105,000)		260,105,000
Total Investments (Cost $3,021,130,883) 100.1%		3,280,746,265
Other Assets, less Liabilities (0.1)%		(4,830,599)
Net Assets 100.0%		$ 3,275,915,666

[†]Rounds to less than 0.1% of net assets.
[a]Security purchased on a when-issued basis.
[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
COP - Certificate of Participation
CSD - Central School District
EDA - Economic Development Authority
EDC - Economic Development Corp.
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
GARB - General Airport Revenue Bonds
GO - General Obligation
HDA - Housing Development Authority/Agency
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
IDB - Industrial Development Bond/Board
IDR - Industrial Development Revenue
ISD - Independent School District
MTA - Metropolitan Transit Authority
NATL - National Public Financial Guarantee Corp.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited)			(continued)
NATL RE - National Public Financial Guarantee Corp. Reinsured
PCR	- Pollution Control Revenue
RDA	- Redevelopment Agency/Authority
SFMR	- Single Family Mortgage Revenue
UHSD	- Unified/Union	High School District
USD	- Unified/Union	School District
XLCA	- XL Capital Assurance

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

7/01/17	3,000,000	3,466,500
Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates Library, AMBAC Insured, 3.25%, 6/15/12	300,000	300,231
Syracuse GO, Public Improvement, Series A, AGMC Insured, 3.25%, 6/15/12	725,000	725,515
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%, 11/15/12	1,000,000	1,021,360
		74,848,513
Ohio 8.6%		
Akron COP, District Energy Project, 2.75%, 12/01/16	1,895,000	1,932,786
Cleveland Airport System Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	9,060,652
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,712,185
Cleveland Public Power System Revenue, Refunding, Series A-1, NATL Insured, 5.00%, 11/15/20	5,000,000	5,591,850
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,		
11/01/12	1,350,000	1,357,587
11/01/14	1,455,000	1,484,609
11/01/15	1,465,000	1,496,585
Ohio State Air Quality Development Authority Revenue,		
Environmental Improvement, Buckeye Power Inc. Project, 3.00%, 12/01/13	1,085,000	1,100,516
Pollution Control, FirstEnergy Solutions Corp., Mandatory Put 6/03/13, Refunding, Series A, 2.25%, 12/01/23	8,000,000	8,069,280
Ohio State Department of Administrative Services COP, Administrative Knowledge System, Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	6,888,853
Ohio State GO,		
3.00%, 5/01/13	10,345,000	10,606,004
Refunding, 3.00%, 5/01/13	4,655,000	4,772,446
Toledo GO,		
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	2,860,000	2,986,097
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/12	1,315,000	1,329,084
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/13	1,210,000	1,243,493
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/14	1,210,000	1,261,123
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%, 12/01/15	1,185,000	1,247,272
Wright State University Revenue, General Receipts, Series A, 3.00%, 5/01/14	1,325,000	1,367,254
		67,507,676
Oklahoma 0.6%		
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public Schools Project, 4.00%, 9/01/15	4,000,000	4,403,000
Oregon 0.5%		
Oregon State Department of Administrative Services COP, Series A, 5.00%, 5/01/13	4,000,000	4,172,480
Pennsylvania 10.0%		
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,423,900
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series, AGMC Insured,		
3.50%, 7/01/16	6,190,000	6,543,882
4.00%, 7/01/17	4,795,000	5,159,276
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,745,000
Philadelphia School District GO, Refunding, Series C,		
3.00%, 9/01/13	1,000,000	1,029,950
5.00%, 9/01/14	1,000,000	1,088,560
5.00%, 9/01/15	1,500,000	1,680,510
5.00%, 9/01/16	2,630,000	2,951,333
5.00%, 9/01/17	2,750,000	3,130,408
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGMC Insured, 5.00%, 6/15/13	10,000,000	10,487,300
Pittsburgh School District GO, Refunding, Series A,		
3.00%, 9/01/14	1,160,000	1,216,770
4.00%, 9/01/17	4,250,000	4,783,332
Reading School District GO, Refunding, Series A, 5.00%,		
4/01/17	4,500,000	5,117,535
4/01/18	4,035,000	4,634,843
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series A, Assured Guaranty,		
5.00%, 7/01/12	1,000,000	1,002,490
5.00%, 7/01/13	1,130,000	1,164,917
5.00%, 7/01/14	1,250,000	1,315,550
4.00%, 7/01/15	1,235,000	1,291,304
5.00%, 7/01/16	1,325,000	1,453,552

Franklin Florida Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 94.0%				
Florida 80.3%				
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Healthcare Project, Refunding,				
Series D-1, 6.50%, 12/01/19	$	1,215,000	$	1,484,086
Series D-1, 6.75%, 12/01/22		1,000,000		1,208,480
Series D-2, 6.75%, 12/01/30		5,000,000		5,910,500
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project,				
7.00%, 4/01/39		2,000,000		2,451,360
NATL Insured, 5.00%, 4/01/26		5,000,000		5,004,050
Broward County Educational Facilities Authority Revenue, Educational Facilities, Nova Southeastern University, Refunding, Series B, 5.60%, 4/01/29		3,180,000		3,258,228
Broward County HFA,				
MFHR, Stirling Apartments Phase II, Series A, 5.35%, 10/01/29		990,000		990,208
MFHR, Stirling Apartments Phase II, Series A, 5.40%, 4/01/39		1,980,000		1,980,238
SFMR, Refunding, Series B, FHA Insured, zero cpn., 4/01/29		135,000		42,429
Broward County HFAR, Series D, GNMA Secured, 7.375%, 6/01/21		40,000		40,053
Broward County School Board COP, Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/26		21,500,000		21,575,035
Broward County Water and Sewer Utility Revenue, Series A,				
5.25%, 10/01/34		2,200,000		2,511,608
5.00%, 10/01/37		2,500,000		2,885,675
Celebration CDD Special Assessment, Series A, NATL Insured, 5.50%, 5/01/18		855,000		858,258
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17		5,000,000		5,877,550
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.25%, 8/15/23		7,735,000		7,764,084
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39		2,000,000		2,248,440
Collier County IDA Health Care Facilities Revenue, NCH Healthcare System Project, 6.25%, 10/01/39		5,000,000		5,776,750
Crossing at Fleming Island CDD Special Assessment, Refunding, Series B, NATL Insured, 5.80%, 5/01/16		4,160,000		4,160,416
Dade County Aviation Revenue, Miami International Airport, Series C, AGMC Insured, 5.125%, 10/01/27		9,550,000		9,563,847
Duval County School Board COP, Master Lease Program, Series A, Assured Guaranty, 5.25%, 7/01/35		10,000,000		10,954,500
Escambia County Health Facilities Authority Health Facility Revenue, Baptist Hospital Inc. Project,				
Refunding, Series A, 5.75%, 8/15/29		7,195,000		7,987,313
Series A, 6.00%, 8/15/36		11,000,000		12,271,160
Escambia County HFA Dormitory Revenue, University of West Florida Foundation Inc. Project, Refunding, NATL Insured, 5.00%, 6/01/31		6,580,000		6,656,328
Florida HFAR,				
Homeowner Mortgage, Series 1, NATL Insured, 5.625%, 7/01/17		975,000		976,482
Reserve at Kanapaha, Series G, AMBAC Insured, 5.70%, 7/01/37		5,000,000		4,999,550
Reserve at Northshore, Series H, AMBAC Insured, 5.70%, 5/01/37		2,000,000		1,998,560
Florida HFC Revenue,				
Brenwood Trace Apartments, Series E-1, AGMC Insured, 5.80%, 12/01/38		4,385,000		4,388,245
Deer Meadows Apartments, Series R, FNMA Insured, 6.00%, 5/01/32		3,415,000		3,419,132
Homeowner Mortgage, Series 4, GNMA Secured, 6.375%, 7/01/38		2,360,000		2,487,959
Housing-Waverly Apartments, Series C-1, AGMC Insured, 6.50%, 7/01/40		3,000,000		3,003,600
Florida Higher Educational Facilities Financing Authority Revenue,				
Bethune Cookman University, Refunding, 5.375%, 7/01/32		3,500,000		3,816,505
Nova Southeastern University, 6.375%, 4/01/31		2,750,000		3,176,003
Rollins College Project, 5.00%, 12/01/37		10,000,000		10,848,600
Florida State Board of Education Capital Outlay GO, Public Education,				
Refunding, Series D, 6.00%, 6/01/23		15,000,000		20,554,650
Series G, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 6/01/31		3,000,000		3,030,000
Florida State Board of Education GO,				
Series A, 5.50%, 6/01/38		10,000,000		11,438,800
Series F, NATL Insured, 5.00%, 6/01/28		14,405,000		14,549,050
Florida State Board of Education Lottery Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/20		6,000,000		6,079,800
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/21		4,000,000		4,053,920
Florida State Governmental Utility Authority Utility Revenue, Lehigh Utility System, Refunding, 5.25%, 10/01/40		5,000,000		5,469,850
Florida State Higher Education Facilities Financial Authority Revenue, University of Tampa Project, Refunding, Series A, 5.25%, 4/01/42		2,000,000		2,172,500
Florida State Mid-Bay Bridge Authority Revenue,				
Exchangeable, Series D, ETM, 6.10%, 10/01/22		3,545,000		4,723,500
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/25		9,845,000		6,072,298
Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/26		2,500,000		1,460,550

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Series A, ETM, 6.875%, 10/01/22	6,000,000	8,290,860
Florida State Municipal Loan Council Revenue, Series 0, AGMC Insured, 5.50%, 10/01/41	3,750,000	4,227,450
Florida State Municipal Power Agency Revenue,
All-Requirements Power Supply Project, Series A, 5.00%, 10/01/31	6,000,000	6,548,880
All-Requirements Power Supply Project, Series A, 6.25%, 10/01/31	2,000,000	2,355,260
Stanton II Project, Refunding, AMBAC Insured, 5.00%, 10/01/26	5,000,000	5,043,650
Stanton Project, Refunding, 5.50%, 10/01/19	1,000,000	1,214,480
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, 5.00%, 7/01/35	5,000,000	5,426,450
Fort Lauderdale Water and Sewer Revenue,
5.00%, 9/01/35	24,090,000	26,679,434
NATL Insured, 5.00%, 9/01/31	6,315,000	6,834,851
Fort Pierce Capital Improvement Revenue, Refunding, Series A, Assured Guaranty, 6.00%, 9/01/32	1,500,000	1,718,400
Fort Pierce Utilities Authority Revenue,
AMBAC Insured, 5.00%, 10/01/27	7,000,000	7,013,160
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/20	3,090,000	2,339,748
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/21	2,585,000	1,898,243
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/22	3,090,000	2,188,493
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/23	3,060,000	2,075,108
Capital Appreciation, Series B, AMBAC Insured, zero cpn., 10/01/24	2,560,000	1,681,562
Greater Orlando Aviation Authority Orlando Airport Facilities Revenue,
Refunding, Series C, 5.00%, 10/01/39	4,250,000	4,564,670
Series A, 5.00%, 10/01/39	5,000,000	5,413,250
Halifax Hospital Medical Center Hospital Revenue,
Refunding and Improvement, Series A, 5.00%, 6/01/38	11,395,000	11,747,675
Series B-1, AGMC Insured, 5.50%, 6/01/38	10,000,000	10,725,800
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/35	10,000,000	10,316,100
Hialeah Housing Authority Revenue, Affordable Housing Program, Refunding, GNMA Secured, 5.30%, 12/20/18	935,000	943,565
Hillsborough County Assessment Revenue, Capacity Assessment Special, AGMC Insured, 5.125%, 3/01/20	1,000,000	1,001,650
Hillsborough County Aviation Authority Revenue, Series B, Assured Guaranty, 5.00%,
10/01/33	5,465,000	5,926,082
10/01/38	6,725,000	7,190,034
Hillsborough County IDA, PCR, Tampa Electric Co. Project,
Refunding, 5.50%, 10/01/23	16,000,000	16,184,000
Series A, 5.65%, 5/15/18	6,500,000	7,598,955
Hillsborough County IDAR, Tampa General Hospital Project, Refunding, Series B, 5.40%, 10/01/28	7,000,000	7,219,590
Hillsborough County School Board COP, Master Lease Program, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/29	10,000,000	10,507,200
Jacksonville Capital Improvement Revenue,
Refunding, Series C, AMBAC Insured, 5.00%, 10/01/25	3,460,000	3,494,150
Series A, AMBAC Insured, 5.00%, 10/01/30	10,000,000	10,053,600
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 10/01/32	17,250,000	17,346,945
Jacksonville Sales Tax Revenue, Better Jacksonville, Refunding, 5.00%, 10/01/30	3,000,000	3,323,790
Kissimmee Water and Sewer Revenue, AMBAC Insured, ETM, 6.00%, 10/01/15	5,000,000	5,020,500
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,168,000
Lakeland Electric and Water Revenue, Capital Appreciation, ETM, zero cpn., 10/01/14	5,770,000	5,678,430
Lakeland Hospital System Revenue, Lakeland Regional Health System, Pre-Refunded,
5.75%, 11/15/27	6,925,000	7,164,189
5.50%, 11/15/32	12,070,000	12,473,500
Leesburg Hospital Revenue, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	4,150,000	4,152,199
Marion County Utility System Revenue,
NATL RE, FGIC Insured, 5.00%, 12/01/31	2,765,000	2,801,885
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/28	5,000,000	5,180,050
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	2,100,000	2,225,244
Melbourne Water and Sewer Improvement Revenue, Capital Appreciation, FGIC Insured, ETM, zero cpn., 10/01/26	1,500,000	1,010,100
Melbourne Water and Sewer Revenue, Capital Appreciation, Refunding, Series B, NATL RE, FGIC Insured, zero cpn.,
10/01/22	1,785,000	1,182,420
10/01/26	4,500,000	2,372,445
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	7,000,000	7,030,730
Miami Parking System Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/39	4,000,000	4,365,520
Miami Special Obligation, Marlins Stadium Project, Series A, AGMC Insured, 5.25%, 7/01/35	5,000,000	5,438,200
Miami Special Obligation Revenue, 5.625%, 1/01/39	15,000,000	16,224,900
Miami-Dade County Aviation Revenue, Miami International Airport,
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%,10/01/27	5,000,000	5,025,600
Hub of the Americas, Refunding, NATL RE, FGIC Insured, 5.375%,10/01/32	5,000,000	5,019,150
Hub of the Americas, Refunding, Series A, XLCA Insured, 5.00%,10/01/37	8,000,000	8,176,160
Refunding, Series A, 5.375%, 10/01/35	7,500,000	8,386,725

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Refunding, Series A, 5.50%, 10/01/36	5,000,000	5,515,050
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	5,770,000	6,125,259
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	5,000,000	5,683,650
Miami-Dade County Health Facilities Authority Hospital Revenue, Miami Children's Hospital, Refunding, Series A, 6.125%,
8/01/42	4,000,000	4,658,920
Miami-Dade County HFA, MFMR, Villa Esperanza Apartments Project,
5.25%, 10/01/19	405,000	405,247
5.40%, 10/01/33	1,485,000	1,485,059
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/35	10,000,000	10,262,000
Miami-Dade County School Board COP, Assured Guaranty, 5.375%, 2/01/34	5,000,000	5,486,750
Miami-Dade County Special Obligation Revenue,
Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/35	5,000,000	5,061,250
sub. bond, Series B, NATL Insured, zero cpn., 10/01/36	5,635,000	1,379,673
sub. bond, Series C, NATL Insured, zero cpn., 10/01/28	8,305,000	3,358,874
sub. lien, Refunding, Series A, NATL Insured, zero cpn., 10/01/25	22,365,000	10,829,804
Miami-Dade County Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/39	10,000,000	10,968,400
North Sumter County Utility Dependent District Utility Revenue, 5.75%,10/01/43	5,000,000	5,283,700
Okaloosa County Water and Sewer Revenue, Refunding, AGMC Insured, 5.00%, 7/01/36	8,000,000	8,510,960
Orange County Health Facilities Authority Revenue, Hospital,
Adventist Health System Inc., Pre-Refunded, 6.25%, 11/15/24	5,500,000	5,645,970
Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	15,000,000	15,506,400
Orlando Health Inc., Series A, 5.00%, 10/01/42	5,000,000	5,290,050
Orlando Regional Healthcare System, Pre-Refunded, 6.00%, 12/01/29	6,000,000	6,169,380
Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	5,000,000	5,541,750
Orlando Regional Healthcare System, Refunding, Series C, 5.25%, 10/01/35	4,000,000	4,244,520
Orlando Regional Healthcare System, Series B, 5.125%, 11/15/39	5,000,000	5,160,900
Orange County School Board COP, Series A,
Assured Guaranty, 5.50%, 8/01/34	10,000,000	11,391,500
NATL Insured, Pre-Refunded, 5.00%, 8/01/27	12,000,000	12,090,120
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, senior bond, Series A, Assured Guaranty, 5.25%,
11/01/38	16,740,000	17,515,564
Orlando-Orange County Expressway Authority Revenue,
senior lien, AMBAC Insured, ETM, 7.625%, 7/01/18	255,000	318,003
Series B, AMBAC Insured, 5.00%, 7/01/35	6,135,000	6,271,872
Series C, 5.00%, 7/01/40	2,755,000	3,004,906
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	10,000,000	10,056,200
Palm Beach County HFA, MFR, Housing Winsor Park Apartments Project, Series A, 5.90%, 6/01/38	845,000	845,414
Palm Beach County HFAR, ACTS Retirement-Life Communities, 5.125%, 11/15/29	3,650,000	3,651,935
Palm Beach County Public Improvement Revenue, 5.00%, 5/01/33	1,000,000	1,092,190
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/25	5,000,000	5,805,350
Palm Beach County Water and Sewer Revenue, 5.00%, 10/01/40	5,000,000	5,548,000
Panama City Beach Utility Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/27	4,450,000	4,494,500
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/32	2,795,000	2,822,950
Assured Guaranty, 5.00%, 6/01/39	3,000,000	3,240,150
Port Sl. Lucie Utility Revenue, System,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/32	5,000,000	1,877,000
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 9/01/33	5,000,000	1,751,650
Refunding, Assured Guaranty, 5.25%, 9/01/35	2,000,000	2,236,120
Refunding, Series A, NATL Insured, 5.00%, 9/01/30	10,000,000	10,931,800
Sarasota Special Obligation Revenue, Capital Appreciation, Refunding, AMBAC Insured, zero cpn.,
11/01/12	1,780,000	1,764,478
11/01/15	2,180,000	1,953,324
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding, 5.00%, 5/01/36	7,000,000	7,493,850
South Florida Water Management District COP, AMBAC Insured, 5.00%, 10/01/31	12,050,000	13,167,878
South Lake County Hospital District Revenue, South Lake Hospital Inc., Refunding, 5.25%, 10/01/34	5,000,000	5,298,750
Sl. Johns County Water and Sewer Revenue, Capital Appreciation, AMBAC Insured, zero cpn.,
6/01/22	4,000,000	2,542,280
6/01/23	4,255,000	2,543,341
6/01/24	1,500,000	844,875
6/01/25	2,130,000	1,132,372
Sl. Petersburg Public Utilities Revenue, Series A, 5.00%, 10/01/36	3,180,000	3,546,463
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	1,050,000	1,277,420
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,500,000	1,741,140

Franklin Georgia Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 99.2%				
Georgia 91.5%				
Athens-Clarke County Unified Government Development Authority Revenue, 5.00%, 6/01/32	$	1,080,000	$	1,244,084
Athens-Clarke County Unified Government Water and Sewer Revenue,				
5.625%, 1/01/33		10,000,000		11,522,800
5.50%, 1/01/38		5,000,000		5,641,900
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,				
Refunding, Series C, AGMC Insured, 5.00%, 1/01/33		5,000,000		5,197,300
Series J, AGMC Insured, 5.00%, 1/01/34		5,000,000		5,280,000
Atlanta Airport Revenue,				
General, Refunding, Series C, 6.00%, 1/01/30		6,000,000		7,506,060
General, Series A, 5.00%, 1/01/40		9,000,000		9,760,140
Series B, 5.00%, 1/01/42		5,000,000		5,490,200
Atlanta Development Authority Educational Facilities Revenue, Science Park LLC Project, 5.00%, 7/01/32		3,000,000		3,213,150
Atlanta Development Authority Revenue, Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26		2,555,000		2,812,059
Atlanta GO, Refunding, Assured Guaranty, 5.25%, 12/01/23		2,000,000		2,415,980
Atlanta Public Safety and Judicial Facilities Authority Revenue, Public Safety Facility Project, AGMC Insured, 5.00%, 12/01/26		1,140,000		1,255,721
Atlanta Tax Allocation, Atlantic State Project, Refunding, Assured Guaranty, 5.00%, 12/01/23		1,000,000		1,072,770
Atlanta Water and Wastewater Revenue,				
Refunding, Series A, 6.00%, 11/01/28		5,055,000		5,996,140
Refunding, Series A, NATL Insured, 5.00%, 11/01/33		5,000,000		5,014,250
Series A, AGMC Insured, 5.50%, 11/01/27		5,000,000		6,091,350
Augusta Water and Sewer Revenue,				
AGMC Insured, 5.25%, 10/01/39		3,000,000		3,234,990
Refunding, AGMC Insured, 5.00%, 10/01/32		5,000,000		5,055,900
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center,				
5.25%, 12/01/22		2,500,000		2,394,950
5.375%, 12/01/28		2,000,000		1,833,020
Bartow County Development Authority PCR, Georgia Power Co. Plant Bowen Project, First Series, 5.10%, 6/01/23		5,000,000		5,162,750
Bartow-Catersville Joint Development Authority Revenue, GHC Student Center LLC Project, AGMC Insured, 5.00%, 6/15/36		4,155,000		4,566,303
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33		3,500,000		3,702,405
Brunswick and Glynn County Joint Water and Sewer Commission Revenue, Refunding, Series C, AGMC Insured, 5.00%, 6/01/33		2,045,000		2,276,760
Bulloch County Development Authority Lease Revenue, Georgia Southern University Student Housing and Athletic Facilities Project, XLCA Insured, 5.00%, 8/01/27		5,000,000		5,140,550
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Five LLC Project, AGMC Insured, 5.00%, 7/01/36		2,055,000		2,223,017
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,				
Series B, 5.50%, 1/01/33		5,000,000		5,366,000
Series E, 7.00%, 1/01/23		5,000,000		5,985,050
Camden County Public Service Authority Revenue, St. Mary's Project, Refunding, 4.50%,				
12/01/31		1,200,000		1,310,496
12/01/32		1,000,000		1,086,670
Carroll City-County Hospital Authority Revenue, Anticipation Certificates, Tanner Medical Center Inc. Project,				
5.00%, 7/01/40		5,000,000		5,413,600
Assured Guaranty, 5.00%, 7/01/38		5,000,000		5,344,850
Cherokee County Water and Sewer Authority Revenue,				
AGMC Insured, 5.00%, 8/01/35		3,000,000		3,325,950
NATL Insured, 6.90%, 8/01/18		10,000		10,048
Clarke County Hospital Authority Revenue, Athens Regional Medical Center Project, Refunding, 5.00%, 1/01/32		2,000,000		2,271,800
Clayton County Development Authority Revenue,				
Refunding, Series A, NATL Insured, 5.00%, 8/01/23		2,310,000		2,555,207
[a]Tuff Archives LLC, Refunding, 5.00%, 7/01/33		5,000,000		5,618,350
Clayton County Development Authority Student Housing Revenue, CSU Foundation Real Estate II LLC Project, AGMC Insured, 5.00%, 7/01/36		3,000,000		3,264,390
Clayton County Hospital Authority Revenue, Anticipation Certificates, Southern Regional Medical Center Project, Refunding, Series A,				
5.00%, 8/01/30		2,000,000		2,193,320
5.25%, 8/01/35		1,000,000		1,105,990
Clayton County MFHR, Pointe Clear Apartments Project, AGMC Insured, 5.70%, 7/01/23		930,000		930,967

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Refunding, NATL Insured, 5.25%, 1/01/22	3,000,000	3,762,300
Refunding, NATL Insured, 5.25%, 1/01/24	2,000,000	2,533,560
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series D, AGMC Insured, 5.50%, 7/01/37	4,000,000	4,350,880
Gwinnett County School District GO,		
5.00%, 2/01/32	4,125,000	4,612,493
5.00%, 2/01/36	5,815,000	6,421,970
Pre-Refunded, 5.00%, 2/01/32	875,000	1,072,374
Gwinnett County Water and Sewerage Authority Revenue, Pre-Refunded, 5.25%, 8/01/25	2,795,000	2,817,304
Habersham County Hospital Authority Revenue, Anticipation Certificates, XLCA Insured, 5.00%, 12/01/27	2,015,000	2,128,666
Habersham County School District GO, NATL Insured, 5.00%, 4/01/28	2,750,000	3,016,943
Hogansville Combined Public Utility System Revenue, Refunding, AGMC Insured, 6.00%, 10/01/23	3,300,000	4,319,931
Jackson County School District GO,		
NATL Insured, Pre-Refunded, 5.00%, 3/01/25	3,000,000	3,369,390
Refunding, 5.00%, 3/01/24	5,000,000	6,235,800
Refunding, 5.00%, 3/01/25	4,785,000	5,982,063
LaGrange-Troup County Hospital Authority Revenue, Series A, 5.50%, 7/01/38	4,000,000	4,415,680
Lincoln County School District GO, 5.50%, 4/01/37	2,200,000	2,515,062
Macon-Bibb County Hospital Authority Revenue, Anticipation Certificates, The Medical Center of Central Georgia Inc. Project, 5.00%, 8/01/35	5,000,000	5,346,750
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/27	5,000,000	5,654,500
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System Inc. Project,		
Assured Guaranty, 6.375%, 8/01/29	4,000,000	4,588,720
Refunding, AGMC Insured, 5.00%, 8/01/41	5,000,000	5,148,150
Metropolitan Atlanta Rapid Transit Authority Revenue, Third Series, 5.00%, 7/01/39	8,730,000	9,635,912
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Third Indenture, Refunding, Series B, AGMC Insured, 5.00%, 7/01/37	10,000,000	10,885,200
Municipal Electric Authority Revenue,		
General Resolution Projects, sub. note, Refunding, Series D, 5.50%, 1/01/26	5,000,000	5,806,500
Project 1, sub. bond, Series E, NATL Insured, 5.00%, 1/01/25	2,315,000	2,528,975
Newton County IDAR, Georgia Perimeter College Foundation Real Estate Newton LLC Academic Building Newton Campus Project , CIFG Insured, 5.00%, 6/01/24	3,150,000	3,388,865
Paulding County GO, Courthouse Government Complex Project, NATL RE, FGIC Insured, 5.00%, 2/01/32	4,000,000	4,379,640
Paulding County School District GO, 5.00%, 2/01/33	4,000,000	4,423,800
Peach County Development Authority Student Housing Facilities Revenue, Fort Valley State University Foundation Property LLC Project, AMBAC Insured, 5.00%, 6/01/34	3,000,000	3,137,730
Private Colleges and Universities Authority Revenue, Emory University, Refunding, 5.00%, 9/01/35	10,000,000	11,223,100
Private Colleges and Universities Authority Student Housing Revenue, Mercer Housing Corp. Project, Series A, 6.00%, 6/01/24	2,550,000	2,553,672
Richmond County Development Authority Educational Facilities Revenue, Augusta State University Jaguar Student Center Project, Series A, XLCA Insured, 5.00%, 7/01/29	1,000,000	1,042,420
Richmond County Development Authority Solid Waste Disposal Revenue, International Paper Co. Project, 5.80%, 12/01/20	1,500,000	1,501,920
Rockdale County Water and Sewer Authority Revenue, AGMC Insured, 5.00%, 7/01/29	4,000,000	4,397,240
Savannah EDA Revenue, Armstrong Center LLC Project, Series A, XLCA Insured, 5.00%, 12/01/30	1,500,000	1,562,280
South Fulton Municipal Regional Water and Sewer Authority Water Revenue, NATL Insured, Pre-Refunded, 5.00%, 1/01/33	3,500,000	3,595,620
Thomasville Hospital Authority Revenue, Anticipation Certificates, John D Archbold Memorial Hospital Inc. Project,		
5.25%, 11/01/35	1,000,000	1,074,410
5.375%, 11/01/40	5,000,000	5,390,250
Upper Oconee Basin Water Authority Revenue, Refunding, NATL Insured, 5.00%, 7/01/26	1,000,000	1,084,590
Valdosta and Lowndes County Hospital Authority Revenue, Certificates, South Georgia Medical Center Project,		
5.00%, 10/01/33	2,000,000	2,084,200
AMBAC Insured, Pre-Refunded, 5.25%, 10/01/27	3,000,000	3,079,050
Series B, 5.00%, 10/01/41	3,000,000	3,285,150
Walton County School District GO, Refunding, 5.25%,		
8/01/23	3,700,000	4,734,890
8/01/24	3,000,000	3,860,100
8/01/25	3,775,000	4,825,167
Walton County Water and Sewer Authority Revenue,		
Hard Labor Creek Project, AGMC Insured, 5.00%, 2/01/33	5,000,000	5,453,900
Oconee, Hard Creek Resources Project, AGMC Insured, 5.00%, 2/01/38	3,845,000	4,163,058
Ware County Hospital Authority Revenue, Anticipation Certificates, NATL Insured, 5.25%, 3/01/25	3,000,000	3,023,130
		525,913,842
U.S. Territories 7.7%		
Puerto Rico 7.7%		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series B, 6.00%, 7/01/39	5,000,000	5,421,450

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Election of 2002, AGMC Insured, zero cpn., 8/01/29	7,000,000	3,055,990
Anaheim PFAR, Refunding, Series A-2, NATL RE, FGIC Insured, 4.75%, 9/01/29	23,500,000	24,380,545
Azusa Special Tax, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	5,275,000	4,526,003
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1, 5.50%, 4/01/43	29,765,000	33,156,424
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A, 5.35%, 9/01/36	3,680,000	3,682,760
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,700,000	4,244,936
California County Tobacco Securitization Agency Tobacco Revenue, Tobacco Settlement Asset-Backed, Alameda County
Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,376,731
California Health Facilities Financing Authority Revenue,
Children's Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	6,131,850
Children's Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	9,570,720
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,377,436
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,283,181
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	3,188,750
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	18,084,800
California Infrastructure and Economic Development Bank Revenue, Department of Social Services Administration Building,
AMBAC Insured, 5.00%,
12/01/30	10,300,000	11,455,969
12/01/35	5,000,000	5,443,600
California Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%, 11/01/39	5,000,000	5,796,450
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%, 8/01/40	6,000,000	6,130,080
California State GO,
Refunding, 5.25%, 4/01/30	50,000	50,135
Various Purpose, 6.00%, 4/01/38	28,725,000	33,598,771
Various Purpose, 5.25%, 11/01/40	47,000,000	51,791,650
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	78,540,700
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	67,421,400
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	10,722,900
Various Purpose, Refunding, 5.00%, 4/01/42	20,000,000	21,492,400
California State Public Works Board Lease Revenue,
Trustees of California State University, Series J, 6.00%, 11/01/29	7,365,000	8,709,554
Trustees of California State University, Series J, 6.00%, 11/01/34	17,560,000	19,851,053
Various Capital Projects, Series A, 5.00%, 4/01/30	17,785,000	19,307,218
Various Capital Projects, Series A, 5.00%, 4/01/33	12,500,000	13,464,250
California Statewide CDA Revenue,
American Baptist Home West, Refunding, 6.00%, 10/01/29	3,125,000	3,361,969
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	5,366,200
Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32	13,090,000	13,812,044
Kaiser Permanente, Series A, 5.00%, 4/01/42	20,000,000	21,694,800
Monterey Institute International, 5.50%, 7/01/31	13,240,000	14,844,423
Sl. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,515,550
Sl. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,701,000
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	25,926,750
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	12,799,424
California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	10,030,000
Centinela Valley UHSD, GO, Election of 2010, Series B, AGMC Insured, zero cpn., 8/01/37	8,400,000	1,947,456
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C, AMBAC Insured, zero cpn.,
8/01/33	21,015,000	7,093,613
8/01/34	10,000,000	3,165,400
8/01/45	34,035,000	5,383,316
Chino CFD Special Tax, No. 03-3, Improvement Area 2,5.00%,9/01/36	2,215,000	2,073,129
Chula Vista CFD Special Tax,
No. 07-1,Otay Ranch Village Eleven, 5.875%, 9/01/34	2,880,000	2,918,506
No. 13-1,Otay Ranch Village Seven, 5.35%, 9/01/36	2,020,000	1,834,059
EI Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%, 9/01/31	3,500,000	3,524,395
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
5.85%, 1/15/23	35,000,000	35,879,900
zero cpn., 1/15/22	49,115,000	27,830,524
zero cpn., 1/15/31	4,000,000	1,316,720
zero cpn., 1/15/34	4,500,000	1,215,315
zero cpn., 1/15/36	4,000,000	939,680
Fullerton CFD No.1 Special Tax, Amerige Heights, 6.20%, 9/01/32	3,500,000	3,509,170
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	9,960,000	7,650,475
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	10,746,400

Pennsylvania 0.0%†		
[e]Geisinger Authority Health System Revenue, Geisinger Health System, Series B, Daily VRDN and Put, 0.13%, 6/01/41	1,500,000	1,500,000
Texas 0.1%		
[e]Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals Dallas, Series A, Daily VRDN and Put, 0.20%, 10/01/41	13,260,000	13,260,000
Utah 0.2%		
[e]Utah State Transit Authority Sales Tax Revenue, Series A, Daily VRDN and Put, 0.21%, 6/15/42	20,000,000	20,000,000
Virginia 0.7%		
[e]Albemarle County EDA Hospital Revenue, Martha Jefferson Hospital, Series C, Daily VRDN and Put, 0.20%, 10/01/48	3,200,000	3,200,000
[e]Fairfax County IDAR, Health Care, Inova Health System Project, Series A-2, Daily VRDN and Put, 0.20%, 5/15/35	11,050,000	11,050,000
[e]Montgomery County IDAR, Virginia Tech Foundation, Daily VRDN and Put, 0.22%, 6/01/35	16,555,000	16,555,000
[e]Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.24%,		
8/01/31	11,330,000	11,330,000
8/01/33	6,650,000	6,650,000
[e]Virginia Commonwealth University Revenue, General, Series B, AMBAC Insured, Daily VRDN and Put, 0.16%, 11/01/30	5,100,000	5,100,000
[e]Virginia Small Business Financing Authority Hospital Revenue, Carilion Clinic Obligated Group, Series A, Daily VRDN and Put, 0.22%, 7/01/42	6,300,000	6,300,000
		60,185,000
Total Short Term Investments (Cost $496,170,000)		496,170,000
Total Investments (Cost $8,276,532,004) 99.0%		8,928,334,184
Other Assets, less Liabilities 1.0%		91,103,879
Net Assets 100.0%		$ 9,019,438,063

† Rounds to less than 0.1% of net assets.
[a] Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2012, the aggregate value of these securities was $34,778,290, representing 0.39% of net assets.
[b] The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.
[c] Defaulted security or security for which income has been deemed uncollectible.
[d] Security purchased on a when-issued basis.
[e] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

1915 Act	- Improvement Bond Act of 1915
ACA	- American Capital Access Holdings Inc.
ACES	- Adjustable Convertible Exempt Security
AD	- Assessment District
AGMC	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAN	- Bond Anticipation Note
CDA	- Community Development Authority/Agency
CDD	- Community Development District
CDR	- Community Development Revenue
CFD	- Community Facilities District
CIFG	- CDC IXIS Financial Guaranty
COP	- Certificate of Participation
EDA	- Economic Development Authority
EDC	- Economic Development Corp.
EDR	- Economic Development Revenue
ETM	- Escrow to Maturity

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 93.3%		
Alabama 3.6%		
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	$ 2,000,000	$ 1,939,220
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	22,226,400
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%, 1/01/39	5,000,000	5,405,950
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/30	5,250,000	5,939,535
8/01/37	5,000,000	5,479,600
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,		
10/01/24	5,855,000	6,165,315
10/01/25	6,065,000	6,363,034
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty, 5.125%, 4/01/38	10,865,000	11,662,817
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%, 12/01/35	9,100,000	9,393,657
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, Pre-Refunded, 5.00%, 5/15/35	3,665,000	3,796,683
Pell City GO, wts.,		
Refunding, XLCA Insured, 5.00%, 2/01/24	1,020,000	1,090,462
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,341,291
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,935,486
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,834,250
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured, 5.00%, 9/01/41	5,000,000	5,188,900
		104,762,600
Alaska 0.4%		
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%, 7/01/21	5,000	5,020
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,788,800
		11,793,820
Arizona 2.7%		
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,640,870
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	11,265,700
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,477,150
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,895,520
Downtown Phoenix Hotel Corp. Revenue,		
Senior Series A, FGIC Insured, 5.00%, 7/01/36	15,000,000	14,470,350
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,656,013
Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	300,000	350,661
Pima County Sewer System Revenue, Assured Guaranty, 5.00%, 7/01/25	7,000,000	8,051,050
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	13,085,760
		77,893,074
Arkansas 0.3%		
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35	5,230,000	5,581,508
University of Arkansas University Revenues, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/36	3,205,000	3,474,477
		9,055,985
California 8.6%		
California State GO,		
NATL Insured, Pre-Refunded, 5.00%, 2/01/31	9,700,000	10,003,513
Refunding, AMBAC Insured, 5.00%, 2/01/33	7,000,000	7,231,210
Refunding, NATL Insured, 5.00%, 2/01/31	10,300,000	10,393,421
Refunding, NATL Insured, 5.00%, 10/01/32	1,910,000	1,921,155
Various Purpose, 6.00%, 4/01/38	30,000,000	35,090,100
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	21,450,410
California State Public Works Board Lease Revenue, Various Capital Projects,		
Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,459,000
Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,175,390
Series G-1, 5.25%, 10/01/24	5,000,000	6,059,850
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,672,700
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,000,000	11,050,700
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	25,618,796
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	35,946,224

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Jacksonville Sales Tax Revenue, Better Jacksonville, NATL Insured, 5.00%, 10/01/30	1,500,000	1,529,730
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,149,888
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,700,181
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,		
4/01/32	1,460,000	1,513,655
4/01/37	11,000,000	11,312,180
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,551,336
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,731,367
Marion County Utility System Revenue, NATL RE, FGIC Insured, 5.00%, 12/01/31	880,000	891,739
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,219,330
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,013,170
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,		
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,649,213
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,516,600
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,619,910
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured, 5.00%, 7/01/33	2,000,000	2,100,900
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL Insured, 5.00%, 6/01/31	1,650,000	1,699,319
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%, 5/01/25	5,000,000	5,445,750
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,758,450
Orange County School Board COP, Series A, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	10,000,000	10,075,100
Orlando-Orange County Expressway Authority Revenue,		
junior lien, NATL RE, FGIC Insured, 6.50%, 7/01/12	225,000	225,983
Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	20,446,200
Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/27	13,000,000	13,130,000
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%, 10/01/32	3,000,000	3,016,860
Panama City Beach Utility Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/32	2,000,000	2,020,000
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%, 12/01/33	2,185,000	2,246,224
Pembroke Pines Public Improvement Revenue,		
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,079,400
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,076,680
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	3,000,000	3,148,860
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,104,440
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,074,330
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,888,678
Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,843,273
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM, 7.15%, 11/01/15	245,000	297,900
Sunrise Utilities System Revenue,		
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	1,046,267
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,323,266
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30	1,000,000	1,002,630
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured, 5.00%,		
10/01/27	1,000,000	1,017,060
10/01/30	1,485,000	1,501,647
		229,699,634
Georgia 4.7%		
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, Assured Guaranty, 5.75%, 6/15/41	5,550,000	6,337,656
Athens Housing Authority Student Housing Lease Revenue, University of Georgia, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33	6,000,000	6,140,040
Atlanta Airport Revenue, General, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,993,299
Atlanta Water and Wastewater Revenue,		
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,740,700
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	26,128,460
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,755,177
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%, 10/01/14	1,535,000	1,643,617
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University Housing Foundation Four, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,317,877
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,072
Columbus Building Authority Lease Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/31	3,500,000	3,600,240
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,053,591
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured, 5.00%, 2/01/30	11,360,000	11,189,032
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,775,585
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, Refunding, AGMC Insured, 5.00%, 8/01/41	7,500,000	7,722,225

Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%, 7/01/31	5,730,000	5,971,634
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%,		
9/15/30	7,535,000	8,261,299
9/15/35	4,500,000	4,856,985
9/15/40	10,270,000	10,964,663
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,140
		37,945,871
South Carolina 1.9%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	257,364
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM, 7.125%, 7/01/17	1,440,000	1,617,206
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	19,022,148
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,660,400
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project, Series A, AMBAC Insured, 5.20%, 11/01/27	5,000,000	5,045,400
Spartanburg Water System Revenue, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,655,680
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,324,480
		56,582,678
South Dakota 0.2%		
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	4,450,000	4,453,070
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	1,555,000	1,743,062
		6,196,132
Tennessee 0.4%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,590
Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	2,170,000	2,174,253
		10,678,843
Texas 6.1%		
Coastal Bend Health Facilities Development Corp. Revenue, Series B, AMBAC Insured, ETM, 6.30%, 1/01/17	6,150,000	6,637,941
Dallas-Fort Worth International Airport Revenue,		
Joint, Series A, NATL RE, FGIC Insured, 6.00%, 11/01/21	835,000	837,814
Refunding and Improvement, Joint, Series A, NATL RE, FGIC Insured, 5.625%, 11/01/21	3,510,000	3,520,881
Denton County GO, Permanent Improvement, Refunding, 5.00%,		
7/15/30	10,000,000	11,657,200
7/15/31	12,000,000	13,893,960
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.25%, 2/15/37	10,250,000	10,619,615
Harris County Houston Sports Authority Revenue, senior lien, Series G, NATL Insured, 5.25%, 11/15/30	21,325,000	21,331,397
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%, 8/01/29	1,000,000	1,001,660
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,580,600
North Harris County Regional Water Authority Revenue, senior lien, NATL RE, FGIC Insured, 5.00%, 12/15/33	10,000,000	10,221,200
Palestine ISD, GO, School Building, Assured Guaranty, 5.50%, 2/15/39	12,530,000	14,069,060
Pflugerville GO, NATL RE, FGIC Insured, Pre-Refunded,		
5.25%, 8/01/27	3,320,000	3,346,228
5.20%, 8/01/32	3,000,000	3,023,460
Port Neches-Groves ISD, GO, School Building, Assured Guaranty, 5.00%, 2/15/34	11,375,000	12,507,267
San Antonio Airport System Revenue, Improvement, sub. lien, Passenger Facility Charge, Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,550,250
[a] San Antonio Electric and Gas Revenue, Refunding, 5.25%, 2/01/24	23,000,000	29,279,920
Tarrant County Health Facilities Development Corp. Health Systems Revenue, Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	3,250,000	4,199,033
United ISD, GO, PSF Guarantee, Pre-Refunded, 5.125%, 8/15/26	3,000,000	3,029,190
		177,306,676
Utah 0.0%[†]		
Provo Electric System Revenue, Series A, AMBAC Insured, ETM, 10.375%, 9/15/15	25,000	28,171
Virginia 0.6%		
Chesterfield County EDA Revenue, Bon Secours Health System Obligated Group, Series C-2, Assured Guaranty, 5.00%, 11/01/42	8,000,000	8,507,280
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 4/01/35	5,000,000	5,160,550

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) *(continued)*

Total Investments (Cost $188,281,663) 101.2%		200,936,583
Other Assets, less Liabilities (1.2)%		(2,398,944)
Net Assets 100.0%	$	198,537,639

[a] Security purchased on a when-issued basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
PBA - Public Building Authority
PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

Franklin Louisiana Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.1%				
Louisiana 87.4%				
Alexandria Sales and Use Tax Revenue, 5.00%,				
8/01/26	$	1,710,000	$	1,943,860
8/01/27		1,790,000		2,029,341
8/01/28		1,875,000		2,116,631
Bossier City Utilities Revenue, BHAC Insured, 5.50%, 10/01/33		5,000,000		5,647,150
Calcasieu Parish Public Trust Authority Student Lease Revenue, McNeese State University Student Housing, Cowboy Facilities Inc. Project, Refunding, AGMC Insured, 5.00%, 5/01/29		2,050,000		2,217,977
De Soto Parish Environmental Improvement Revenue, International Paper Co. Project, Series A, 5.65%, 12/01/21		1,000,000		1,001,010
East Baton Rouge Mortgage Finance Authority SFMR, MBS Program,				
Refunding, Series A-3, GNMA Secured, 5.00%, 10/01/28		660,000		673,517
Series A-2, GNMA Secured, 5.10%, 10/01/40		430,000		442,737
East Baton Rouge Parish Park and Recreation District GO, AGMC Insured, 5.00%, 5/01/25		3,325,000		3,579,728
East Baton Rouge Parish Sales Tax Revenue,				
Public Improvement, Refunding, Series A, AMBAC Insured, 5.00%, 2/01/24		2,000,000		2,116,000
Road and Street Improvement, Assured Guaranty, 5.25%, 8/01/28		1,000,000		1,188,500
Road and Street Improvement, Assured Guaranty, 5.50%, 8/01/30		1,700,000		2,028,508
East Baton Rouge Sewerage Commission Revenue, Refunding, Series A, 5.25%,				
2/01/34		2,500,000		2,801,750
2/01/39		8,250,000		9,167,400
England District Sub-District No. 1 Revenue, NATL RE, FGIC Insured, 5.00%, 8/15/19		5,000,000		5,402,100
Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%, 11/01/27		5,000,000		5,081,200
Jefferson Parish Hospital Service District No.1 Hospital Revenue, West Jefferson Medical Center, Refunding, Series A, 6.00%, 1/01/39		3,105,000		3,364,205
Jefferson Parish Revenue, Public Improvement, 24th Judicial District Project, NATL Insured, 5.00%, 4/01/29		3,060,000		3,154,401
Jefferson Parish West Jefferson Park and Community Center Revenue, NATL Insured, 5.00%, 10/01/29		2,925,000		3,085,495
Kenner Consolidated Sewage District Revenue, AGMC Insured, 5.00%, 11/01/36		5,320,000		5,798,747
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27		5,000,000		5,378,900
Lafayette Public Improvement Sales Tax Revenue, 5.00%, 3/01/36		1,865,000		2,099,076
Lafayette Public Power Authority Electric Revenue, NATL Insured, 5.00%, 11/01/32		5,000,000		5,348,500
Lafayette Public Trust Financing Authority Revenue,				
Ragin' Cajun Facilities Inc., Housing and Package Project, Assured Guaranty, 5.25%, 10/01/30		4,000,000		4,425,320
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 5.75%, 10/01/29		750,000		847,785
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/34		1,750,000		1,976,065
Ragin' Cajun Facilities Inc. Project, Assured Guaranty, 6.00%, 10/01/38		1,335,000		1,495,747
Ragin' Cajun Facilities Inc. Project, NATL Insured, 5.00%, 10/01/22		1,500,000		1,541,595
Lafayette Utilities Revenue,				
5.00%, 11/01/33		5,000,000		5,541,900
NATL Insured, 5.00%, 11/01/28		5,000,000		5,276,750
Livingston Parish Waterworks Revenue, Ward Two Water District, AMBAC Insured, 5.125%, 4/01/29		2,200,000		2,317,832
Louisiana HFA, SFMR, Home Ownership Program,				
GO Zone, Series B-1, GNMA Secured, 5.00%, 12/01/32		725,000		726,530
Series A, GNMA Secured, 5.50%, 6/01/40		3,505,000		3,580,147
Series A-1, GNMA Secured, 5.45%, 12/01/20		275,000		278,286
Series B, GNMA Secured, 6.125%, 12/01/33		690,000		750,175
Louisiana Local Government Environmental Facilities and CDA Revenue,				
Ascension Parish Library Projects, AMBAC Insured, 5.25%, 4/01/29		1,000,000		1,053,750
Baton Rouge Community College, Refunding, AGMC Insured, 5.00%, 12/01/26		1,000,000		1,127,110
Bossier Parish Public Improvement Projects, 5.00%, 3/01/38		3,320,000		3,571,556
Bossier Parish Public Improvement Projects, 5.00%, 3/01/42		905,000		969,807
Delta Campus Facilities Corp. Project, Assured Guaranty, 5.50%, 10/01/27		5,000,000		5,625,850
Denham Springs Sewer District No. 1 Project, Assured Guaranty, 5.00%, 12/01/39		3,750,000		4,133,325
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/37		5,370,000		5,715,560
East Ascension Consolidated Gravity Drainage District No. 1 Project, Refunding, AMBAC Insured, 5.00%, 12/01/44		8,870,000		9,349,512
Independence Stadium Project, Refunding, 5.25%, 3/01/30		8,845,000		9,571,263
Jefferson Parish Projects, Refunding, Series A, 5.375%, 4/01/31		2,000,000		2,237,320
Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/21		2,215,000		2,216,683
Lake Charles Public Improvements Project, AMBAC Insured, 5.00%, 5/01/27		3,000,000		3,216,510
Livingston Parish Road Project, AMBAC Insured, 5.00%, 3/01/21		3,540,000		3,823,625
McNeese State University Student Parking, Cowboy Facilities Inc. Project, AGMC Insured, 5.00%, 3/01/36		1,800,000		1,936,386
Monroe Regional Airport Terminal Project, Assured Guaranty, 5.50%, 2/01/39		2,000,000		2,222,500

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
NATL Insured, Pre-Refunded, 5.00%, 12/01/26	3,000,000	3,070,020
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/26	2,000,000	2,000,600
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	2,000,000	2,000,400
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 6.75%, 1/01/24	2,620,000	3,039,252
Shreveport Airport Cargo Project, Series C, Assured Guaranty, 7.00%, 1/01/33	2,500,000	2,852,075
Southeastern Louisiana Student Housing, University Facilities Inc. Project, Series A, NATL Insured, 5.00%, 8/01/27	3,000,000	3,090,630
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, 6.75%, 7/01/39	3,500,000	4,125,415
Lafayette General Medical Center Project, Refunding, 5.50%, 11/01/40	5,000,000	5,377,500
Touro Infirmary Project, Series A, 5.625%, 8/15/29	3,500,000	3,501,645
Louisiana Public Facilities Authority Revenue,
Archdiocese of New Orleans Project, Refunding, CIFG Insured, 5.00%, 7/01/31	5,000,000	5,096,200
Black and Gold Facilities Project, Series A, CIFG Insured, 5.00%, 7/01/30	5,000,000	4,815,500
CHRISTUS Health, Refunding, Series B, Assured Guaranty, 6.50%, 7/01/30	5,000,000	5,691,200
Dillard University Project, Series A, AMBAC Insured, Pre-Refunded, 5.30%, 8/01/26	1,540,000	1,551,781
Entergy LLC Project, Refunding, 5.00%, 6/01/30	5,000,000	5,271,200
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured, 5.25%, 7/01/33	5,000,000	5,342,900
Loyola University Project, 5.00%, 10/01/39	5,000,000	5,430,650
Loyola University Project, 5.00%, 10/01/41	5,000,000	5,343,050
MFHR, One Lakeshore Place Apartments Project, Refunding, Series A, GNMA Secured, 6.40%, 7/20/20	1,400,000	1,391,054
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	5,000,000	5,776,900
Ochsner Clinic Foundation Project, Refunding, Series A, 5.375%, 5/15/43	5,000,000	5,156,100
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/27	3,990,000	4,198,837
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	2,500,000	3,396,825
Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.125%, 7/01/27	3,000,000	3,010,620
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
Refunding, 5.00%, 6/01/24	4,000,000	4,520,120
Series B, AMBAC Insured, 5.00%, 6/01/23	5,000,000	5,381,100
Series C-2, Assured Guaranty, 6.75%, 6/01/26	5,000,000	5,963,400
Louisiana State Gasoline and Fuels Tax Revenue,
Refunding, Series A-1, 5.00%, 5/01/27	8,000,000	9,582,000
Series A, AGMC Insured, 5.00%, 5/01/31	13,000,000	14,267,890
Series A, AMBAC Insured, 5.00%, 6/01/27	3,500,000	3,500,000
Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/35	2,300,000	2,600,311
Louisiana State GO,
Match, Refunding, Series B, Assured Guaranty, 5.00%, 7/15/24	3,475,000	3,904,858
Match, Refunding, Series B, Assured Guaranty, 5.00%, 7/15/25	1,765,000	1,967,022
Series A, 5.00%, 8/01/27	10,000,000	12,239,700
Series A, 5.00%, 9/01/27	6,200,000	7,372,792
Louisiana State Office Facilities Corp. Lease Revenue, Refunding, 5.00%,
11/01/22	3,280,000	3,990,218
11/01/23	4,150,000	5,058,726
Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, Refunding, 5.00%, 10/01/20	5,000,000	5,104,050
Louisiana State University and Agricultural and Mechanical College Board Revenue,
AMBAC Insured, 5.00%, 7/01/22	5,000,000	5,191,400
Auxiliary, NATL RE, FGIC Insured, 5.00%, 7/01/31	3,000,000	3,221,190
Auxiliary, Series A, 5.00%, 7/01/40	5,000,000	5,560,500
Auxiliary, Series B, AMBAC Insured, 5.00%, 7/01/27	1,500,000	1,589,310
Monroe Sales Tax Increment Revenue, Economic Development Project, Garret Road, Refunding, Assured Guaranty,
5.375%, 3/01/24	1,035,000	1,061,465
5.50%, 3/01/25	2,145,000	2,200,362
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,360,660
New Orleans GO,
Drainage System, AMBAC Insured, 5.00%, 12/01/18	1,000,000	1,011,330
Public Improvement, AMBAC Insured, 5.25%, 12/01/29	1,485,000	1,525,362
Public Improvement, FGIC Insured, 5.25%, 12/01/21	1,295,000	1,314,606
Public Improvement, FGIC Insured, 5.125%, 12/01/26	2,000,000	2,001,680
Radian Insured, 5.125%, 12/01/30	10,055,000	10,516,726
Refunding, NATL Insured, 5.125%, 9/01/21	2,000,000	2,011,960
New Orleans Sewage Service Revenue, Refunding, Assured Guaranty, 6.25%, 6/01/29	500,000	571,930
Port New Orleans Board of Commissioners Port Facility Revenue, Refunding, Assured Guaranty, 5.125%, 4/01/38	5,000,000	5,181,500
Shreveport GO, 5.00%,
8/01/25	4,690,000	5,399,409
8/01/29	4,790,000	5,432,770
as!. Charles Parish Gulf Zone Opportunity Zone Revenue, Valero Project, Mandatory Put 6/01/22,4.00%, 12/01/40	3,500,000	3,500,000

St. John the Baptist Parish EDR, Environmental Improvement, USX Corp. Project, Refunding, 5.35%, 12/01/13	2,500,000	2,500,000
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	5,000,000	5,206,200
St. Tammany Parish Utilities Revenue, Series B,		
5.50%, 8/01/35	2,650,000	2,987,001
5.00%, 8/01/44	3,290,000	3,557,280
Terrebonne Parish Hospital Service District No. 1 Hospital Revenue, Terrebonne General Medical Center Project, Refunding, AMBAC Insured, 5.50%, 4/01/33	2,155,000	2,217,581
Terrebonne Parish Sales and Use Tax Revenue, Morganza Levee Improvement, Series ST, AGMC Insured, 5.00%, 4/01/32	2,265,000	2,522,666
		415,821,051
U.S. Territories 10.7%		
Puerto Rico 9.9%		
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, Series A-4, AGMC Insured, 5.25%, 7/01/30	5,000,000	5,465,750
Series A, 5.00%, 7/01/33	615,000	620,148
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series L, NATL Insured, 5.25%, 7/01/35	10,000,000	10,710,500
Puerto Rico Electric Power Authority Power Revenue,		
Series CCC, 5.25%, 7/01/27	5,000,000	5,388,050
Series WW, 5.25%, 7/01/33	6,450,000	6,763,663
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.50%, 8/01/42	6,000,000	6,452,940
Series B, 6.375%, 8/01/39	10,000,000	11,695,000
		47,096,051
U.S. Virgin Islands 0.8%		
Virgin Islands PFAR, Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	3,500,000	3,753,190
Total U.S. Territories		50,849,241
Total Municipal Bonds before Short Term Investments (Cost $436,649,922)		466,670,292
Short Term Investments 1.2%		
Municipal Bonds 1.2%		
Louisiana 1.2%		
[b]Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health System Project, Refunding, Series D, Daily VRDN and Put, 0.20%, 7/01/28	880,000	880,000
[b]Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop LLC Project, First Stage, ACES, Refunding, Daily VRDN and Put, 0.21%, 9/01/17	4,900,000	4,900,000
Total Short Term Investments (Cost $5,780,000)		5,780,000
Total Investments (Cost $442,429,922) 99.3%		472,450,292
Other Assets, less Liabilities 0.7%		3,331,879
Net Assets 100.0%		$ 475,782,171

[a]Security purchased on a when-issued basis.

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Massachusetts Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.5%				
Massachusetts 93.5%				
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$	1,465,000	$	1,579,783
Boston GO, Series A, 4.00%, 4/01/32		4,020,000		4,331,269
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%, 5/01/19		3,140,000		3,765,959
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/26		9,805,000		10,033,849
Martha's Vineyard Land Bank Revenue, AMBAC Insured,				
4.875%, 5/01/22		2,000,000		2,050,940
5.00%, 5/01/34		7,000,000		7,244,090
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C, NATL RE, FGIC Insured, 5.25%, 3/01/15		2,000,000		2,258,660
Massachusetts Bay Transportation Authority Sales Tax Revenue, senior bond, Series A, FGIC Insured, Pre-Refunded, 5.00%, 7/01/27		5,000,000		5,017,600
Massachusetts Educational Financing Authority Education Loan Revenue,				
Issue I, Refunding, Series A, 5.50%, 1/01/22		3,000,000		3,495,750
Series I, 6.00%, 1/01/28		10,305,000		11,820,865
Massachusetts State College Building Authority Project Revenue,				
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39		5,000,000		6,819,650
Series A, Assured Guaranty, 5.00%, 5/01/33		10,000,000		11,166,500
Series A, XLCA Insured, Pre-Refunded, 5.00%, 5/01/43		2,000,000		2,085,500
Series B, 5.00%, 5/01/40		4,625,000		5,144,249
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Contract Assistance, Series B, 5.00%, 1/01/35		10,000,000		11,180,300
Massachusetts State Development Finance Agency Revenue,				
Boston College, Series P, NATL Insured, 4.75%, 7/01/42		11,000,000		11,654,720
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35		3,600,000		3,734,604
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39		18,630,000		19,255,968
Brandeis University, Series N, 5.00%, 10/01/39		5,000,000		5,285,200
Broad Institute, Series A, 5.375%, 4/01/41		15,000,000		16,368,150
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/31		5,000,000		5,312,200
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty, 5.00%, 7/01/37		5,035,000		5,292,238
Partners Healthcare, Refunding, Series L, 5.00%, 7/01/41		5,000,000		5,496,950
Sterling and Francine Clark Art Institute, 5.00%, 7/01/41		12,900,000		14,371,374
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33		12,200,000		12,637,736
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36		15,945,000		16,919,558
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37		12,850,000		13,569,343
Massachusetts State GO,				
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24		5,000,000		5,622,950
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37		10,000,000		11,155,800
Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30		6,205,000		6,332,699
Consolidated Loan, Series D, NATL Insured, ETM, 5.00%, 8/01/27		3,430,000		3,455,485
Consolidated Loan, Series D, NATL Insured, Pre-Refunded, 5.00%, 8/01/27		965,000		972,170
NATL Insured, Pre-Refunded, 5.00%, 8/01/22		4,100,000		4,130,463
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30		15,340,000		20,772,201
Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30		3,440,000		3,510,795
Massachusetts State Health and Educational Facilities Authority Revenue,				
Boston College, Series N, NATL Insured, 5.125%, 6/01/33		5,000,000		5,174,750
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23		1,000,000		1,000,760
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28		3,000,000		3,424,380
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35		3,150,000		3,357,364
Children's Hospital, Series M, 5.25%, 12/01/39		7,000,000		7,728,070
Clark Art Institute, 5.00%, 7/01/40		10,000,000		11,180,800
Emmanuel College, NATL Insured, 5.00%, 7/01/37		10,000,000		10,196,900
Harvard University, Series FF, 5.125%, 7/15/37		1,350,000		1,354,617
Harvard University, Series FF, Pre-Refunded, 5.125%, 7/15/37		300,000		301,650
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39		9,350,000		10,099,309
Partners Healthcare, Refunding, Series J1, 5.00%, 7/01/39		4,345,000		4,724,536
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39		5,500,000		5,818,340
University of Massachusetts, Series C, NATL RE, FGIC Insured, Pre-Refunded, 5.125%, 10/01/34		3,000,000		3,047,850
University of Massachusetts Project, Series C, NATL Insured, Pre-Refunded, 5.25%, 10/01/31		1,500,000		1,524,525
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21		430,000		592,329

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Michigan Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 87.5%				
Michigan 78.7%				
Adrian City School District GO, AGMC Insured, Pre-Refunded, 5.00%,				
5/01/26	$	1,960,000	$	2,132,931
5/01/29		2,125,000		2,312,489
5/01/34		6,690,000		7,280,259
Allen Park Brownfield RDA, GO, Limited Redevelopment, Tax Increment, AMBAC Insured, 5.00%, 5/01/32		7,105,000		5,337,276
Allendale Public School District GO, School Building and Site, Series A, AGMC Insured, 5.00%, 5/01/37		11,810,000		12,498,051
Avondale School District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/29		9,000,000		9,388,980
Battle Creek School District GO, School Building and Site, AGMC Insured, 5.00%,				
5/01/31		4,000,000		4,431,600
5/01/34		10,165,000		11,134,334
Bay City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/31		6,000,000		6,386,580
Caledonia Community Schools GO, NATL Insured, 5.00%, 5/01/26		3,665,000		3,976,049
Central Michigan University Revenue, General,				
AMBAC Insured, 5.00%, 10/01/34		8,905,000		9,117,651
Series A, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/32		10,000,000		10,631,800
Detroit City School District GO, School Building and Site Improvement,				
Series A, AGMC Insured, 6.00%, 5/01/29		10,000,000		12,116,100
Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23		2,650,000		2,764,533
Series B, FGIC Insured, Pre-Refunded, 5.00%, 5/01/25		2,000,000		2,085,500
Detroit GO,				
Distribution State Aid, 5.00%, 11/01/30		5,000,000		5,372,250
Distribution State Aid, 5.25%, 11/01/35		5,000,000		5,342,800
Series A, Assured Guaranty, 5.00%, 4/01/28		5,000,000		4,763,100
Series A-1, NATL Insured, 5.00%, 4/01/20		10,610,000		9,706,028
Detroit Sewage Disposal System Revenue,				
second lien, Series A, NATL Insured, 5.125%, 7/01/33		18,790,000		19,106,611
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32		5,960,000		6,030,507
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33		6,000,000		7,440,900
Detroit Water Supply System Revenue,				
FGIC Insured, ETM, 6.25%, 7/01/12		250,000		251,088
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33		20,000,000		20,570,000
second lien, Series B, NATL Insured, 5.00%, 7/01/34		8,875,000		8,900,382
second lien, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/34		5,270,000		5,534,343
senior lien, Refunding, Series B, BHAC Insured, 5.25%, 7/01/35		17,500,000		19,262,250
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34		38,740,000		38,922,465
senior lien, Series A, NATL RE, FGIC Insured, 5.00%, 7/01/30		11,400,000		11,406,612
Detroit/Wayne County Stadium Authority Revenue, NATL RE, FGIC Insured, 5.25%, 2/01/27		5,500,000		5,500,385
Eastern Michigan University Revenues, Series A, FGIC Insured, Pre-Refunded, 5.00%,				
6/01/28		6,730,000		7,044,829
6/01/33		14,700,000		15,387,666
Eaton Rapids Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%,				
5/01/26		2,700,000		2,815,020
5/01/29		1,930,000		2,098,354
5/01/29		820,000		852,915
Farmington Hills EDC Revenue, Botsford Continuing Care, Series A, NATL Insured, 5.75%, 2/15/25		100,000		100,000
Fennville Public Schools GO, School Building and Site,				
FGIC Insured, Pre-Refunded, 5.00%, 5/01/30		1,115,000		1,213,376
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34		3,250,000		3,536,748
NATL RE, FGIC Insured, 5.00%, 5/01/30		2,085,000		2,170,277
Ferris State University Revenue, NATL RE, FGIC Insured, 5.25%,				
10/01/26		1,500,000		1,502,445
10/01/31		3,255,000		3,259,362
Fowlerville Community School District GO,				
NATL RE, FGIC Insured, 5.00%, 5/01/34		8,145,000		8,406,047
School Building and Site, NATL RE, FGIC Insured, 5.00%, 5/01/30		1,990,000		2,070,257
Fraser Public School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/30		8,520,000		8,896,243
Genesee County GO, Water Supply System, AMBAC Insured, 5.00%, 11/01/30		4,000,000		4,110,160
Grand Blanc Community Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/28		4,250,000		4,456,168
Grand Rapids Building Authority Revenue, Series A, AMBAC Insured,				
5.00%, 10/01/28		3,590,000		3,614,125

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Pre-Refunded, 5.00%, 10/01/28	2,410,000	2,447,476
Grand Rapids Sanitation Sewer System Revenue, NATL Insured, 5.00%, 1/01/30	4,900,000	5,141,374
Grand Rapids Water Supply Revenue, Assured Guaranty, 5.10%, 1/01/39	3,000,000	3,357,990
Grand Valley State University Revenue, General,
5.75%, 12/01/34	1,500,000	1,647,570
Refunding, Series A, AGMC Insured, 5.00%, 12/01/28	17,165,000	18,817,131
Refunding, Series A, AGMC Insured, 5.00%, 12/01/33	8,570,000	9,249,515
HealthSource Saginaw Inc. Saginaw County GO, NATL Insured, 5.00%, 5/01/29	4,145,000	4,349,141
Jackson Brownfield RDAR,
FGIC Insured, Pre-Refunded, 5.25%, 6/01/26	2,820,000	2,820,000
FGIC Insured, Pre-Refunded, 5.375%, 6/01/30	5,830,000	5,830,000
NATL RE, FGIC Insured, Pre-Refunded, 5.125%, 6/01/22	2,290,000	2,290,000
NATL RE, FGIC Insured, Pre-Refunded, 5.125%, 6/01/24	1,215,000	1,215,000
Jackson County Hospital Finance Authority Revenue, WA Foote Memorial Hospital, Refunding, Series C, Assured
Guaranty, 5.00%, 6/01/26	10,000,000	11,052,200
Jackson Public Schools GO, School Building and Site, Refunding, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	6,620,000	7,204,083
Kalamazoo Hospital Finance Authority Hospital Facility Revenue,
Borgess Medical Center, Series A, AMBAC Insured, ETM, 5.625%, 6/01/14	2,270,000	2,313,312
Bronson Methodist Hospital, Refunding, Assured Guaranty, 5.25%, 5/15/36	10,000,000	10,815,100
Bronson Methodist Hospital, Refunding, Series B, AGMC Insured, 5.00%, 5/15/26	7,000,000	7,566,790
L'Anse Creuse Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/35	10,000,000	10,371,400
Lansing Board Water and Light Utility System Revenue, Series A, 5.50%, 7/01/41	10,000,000	11,517,700
Lapeer Community Schools GO, School Building and Site, AGMC Insured, 5.00%,
5/01/33	4,400,000	4,751,648
5/01/37	4,325,000	4,615,943
Lenawee County Hospital Finance Authority Hospital Revenue, Promedical Healthcare, Refunding, Series B, 6.00%,
11/15/35	5,000,000	5,870,300
Michigan Municipal Bond Authority Revenue, Clean Water State Revolving Fund, Pre-Refunded, 5.00%, 10/01/24	11,355,000	11,533,387
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	15,000,000	17,416,950
Facilities Program, Refunding, Series I, AMBAC Insured, 5.00%, 10/15/33	4,450,000	4,567,302
Facilities Program, Refunding, Series I-A, 5.50%, 10/15/45	2,000,000	2,301,340
Facilities Program, Refunding, Series II, AMBAC Insured, 5.00%, 10/15/33	21,000,000	21,766,920
Refunding, Series lA, AGMC Insured, 5.00%, 10/15/31	15,530,000	16,463,974
Refunding, Series lA, AGMC Insured, 5.00%, 10/15/32	10,000,000	10,572,400
Refunding, Series lA, AGMC Insured, 5.00%, 10/15/36	1,000,000	1,045,720
Michigan State Comprehensive Transportation Revenue, Refunding, AGMC Insured, 5.00%,
5/15/26	4,740,000	5,143,421
5/15/31	8,000,000	8,526,400
Michigan State Finance Authority Revenue,
Hospital, Oakwood Obligated Group, Credit, Refunding, AGMC Insured, 5.00%, 11/01/42	12,000,000	12,534,240
Oakwood Obligated Group, Credit, Refunding, AGMC Insured, 5.00%, 11/01/32	10,005,000	10,639,017
State Revolving Fund, Clean Water, 5.00%, 10/01/24	5,000,000	6,166,750
State Revolving Fund, Clean Water, 5.00%, 10/01/28	3,000,000	3,596,910
State Revolving Fund, Clean Water, 5.00%, 10/01/29	3,000,000	3,576,120
State Revolving Fund, Clean Water, 5.00%, 10/01/30	2,500,000	2,960,425
State Revolving Fund, Clean Water, 5.00%, 10/01/32	2,000,000	2,343,040
Michigan State HDA Rental Housing Revenue, Series A, 5.25%, 10/01/46	10,155,000	10,528,298
Michigan State Hospital Finance Authority Revenue,
Hospital, Sparrow Obligated Group, Refunding, 5.00%, 11/15/31	10,000,000	10,534,700
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/31	8,500,000	8,878,165
Hospital, Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	6,165,000	6,439,281
Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.375%, 8/15/26	6,000,000	6,000,000
Mercy Health Services, Series R, AMBAC Insured, ETM, 5.375%, 8/15/26	1,750,000	1,750,000
Mercy Health Services, Series U, ETM, 5.75%, 8/15/26	300,000	300,000
Mercy Health Services, Series W, AGMC Insured, ETM, 5.25%, 8/15/27	8,605,000	8,605,000
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/24	7,065,000	7,073,054
MidMichigan Obligated Group, AMBAC Insured, 5.00%, 4/15/32	1,000,000	1,000,890
MidMichigan Obligated Group, Refunding, Series A, AGMC Insured, 5.375%, 6/01/27	7,500,000	7,509,975
MidMichigan Obligated Group, Series A, 6.125%, 6/01/39	5,000,000	5,734,050
Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	12,465,000	12,828,604
Sl. John's Health System, Refunding, Series A, AMBAC Insured, ETM, 5.125%, 5/15/17	14,500,000	14,548,865
Sl. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	685,000	704,214
Sl. John's Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.25%, 5/15/14	9,545,000	10,182,511
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/24	8,000,000	9,508,960

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/29	5,250,000	5,999,385
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/30	5,955,000	6,767,024
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	30,354,500
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/27	10,000,000	11,085,100
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding, Series ET, Sub Series ET-2, 5.50%,
8/01/29	10,000,000	11,689,100
Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%, 5/01/21	3,000,000	3,931,620
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit Education Exempt Facilities,
Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	12,350,000	12,424,470
Michigan State University Revenues, General, Refunding, Series C, 5.00%, 2/15/44	14,630,000	16,119,041
Michigan Technological University Revenue, General, Series A, NATL Insured, Pre-Refunded, 5.00%, 10/01/34	3,675,000	3,904,761
Northview Public Schools District GO, School Building and Site, 5.00%, 5/01/41	3,000,000	3,319,260
Otsego Public Schools District GO, School Building and Site, AGMC Insured, Pre-Refunded, 5.00%, 5/01/34	9,835,000	10,702,742
Pennfield School District GO, School Building and Site,
FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	645,000	701,908
FGIC Insured, Pre-Refunded, 5.00%, 5/01/34	2,500,000	2,720,575
NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/29	505,000	549,556
Pinckney Community Schools GO, Refunding, AGMC Insured, 5.00%, 5/01/26	2,955,000	3,146,218
Pontiac General Building Authority GO, FGIC Insured, Pre-Refunded, 5.375%,
6/01/23	1,620,000	1,620,000
6/01/27	2,635,000	2,635,000
River Rouge School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/22	6,575,000	6,652,190
Rockford Public Schools GO, School Building and Site, AGMC Insured, 5.00%, 5/01/33	5,000,000	5,430,200
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Refunding, Series V, 8.25%, 9/01/39	10,000,000	12,874,100
Series M, NATL Insured, 5.25%, 11/15/35	15,445,000	15,458,437
Saginaw City School District GO, School Building and Site, AGMC Insured, 5.00%, 5/01/38	10,555,000	11,480,779
Saginaw Valley State University Revenue, General, Refunding, AGMC Insured, 5.00%, 7/01/28	7,050,000	7,765,575
South Redford School District GO, School Building and Site, NATL Insured, 5.00%, 5/01/30	3,500,000	3,720,395
Southfield Library Building Authority GO, Refunding, NATL Insured, 5.00%, 5/01/30	6,535,000	6,933,374
Southfield Public Schools GO, Refunding, NATL Insured, 4.75%, 5/01/29	9,040,000	9,667,014
Sparta Area Schools GO, School Building and Site, FGIC Insured, Pre-Refunded, 5.00%, 5/01/30	2,730,000	2,970,868
Sturgis Public School District GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/30	4,715,000	4,971,355
Taylor Brownfield RDA, GO, Tax Increment, Series A, NATL Insured, 5.00%,
5/01/29	2,900,000	2,778,519
5/01/34	3,945,000	3,638,829
Taylor Tax Increment Finance Authority Revenue, AGMC Insured, 5.00%, 5/01/21	2,595,000	2,627,931
Thornapple Kellogg School GO, School Building and Site,
AGMC Insured, Pre-Refunded, 5.00%, 5/01/23	965,000	983,885
AGMC Insured, Pre-Refunded, 5.00%, 5/01/28	6,250,000	6,372,312
Refunding, AGMC Insured, 5.00%, 5/01/23	3,035,000	3,094,395
Trenton Public Schools School District GO, School Building and Site, AGMC Insured, 5.00%,
5/01/31	4,575,000	5,035,474
5/01/38	8,150,000	8,837,615
Wayne Charter County GO,
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.25%, 12/01/25	17,000,000	17,100,130
Airport Hotel, Detroit Metropolitan Wayne County Airport, Series A, NATL Insured, 5.00%, 12/01/30	10,750,000	10,788,485
Building Improvement, Series A, 6.75%, 11/01/39	4,890,000	5,483,891
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/34	7,640,000	7,936,661
Capital Improvement, Series A, AGMC Insured, 5.00%, 2/01/38	12,135,000	12,495,409
Wayne County Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, NATL RE, FGIC Insured, 5.00%,
12/01/27	9,910,000	10,580,114
12/01/28	10,170,000	10,810,913
Wayne State University Revenues, General,
AMBAC Insured, 5.00%, 11/15/30	2,925,000	3,123,959
Refunding, AGMC Insured, 5.00%, 11/15/28	23,550,000	25,827,991
Refunding, AGMC Insured, 5.00%, 11/15/35	22,435,000	24,079,934
West Ottawa Public School District GO, School Building and Site, Refunding, NATL Insured, 5.00%, 5/01/32	6,025,000	6,060,969
Western Michigan University Revenues, General, AGMC Insured, 5.00%,
11/15/28	5,500,000	5,991,535
11/15/32	6,410,000	6,879,148
Western Townships Utilities Authority GO, Sewage Disposal System, NATL RE, FGIC Insured, 4.75%, 1/01/23	8,500,000	8,601,065
Whitmore Lake Public School District GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 5/01/32	9,375,000	9,780,187
Wyoming Sewage Disposal System Revenue, Refunding, NATL Insured, 5.00%, 6/01/27	5,700,000	6,181,593

Zeeland Public Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/25	3,350,000	3,551,302
		1,161,999,195
U.S. Territories 8.8%		
Puerto Rico 8.8%		
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Series D, AGMC Insured,		
5.00%, 7/01/32	10,900,000	10,907,521
Pre-Refunded, 5.00%, 7/01/32	1,045,000	1,048,605
Pre-Refunded, 5.00%, 7/01/32	8,055,000	8,083,354
Puerto Rico Electric Power Authority Power Revenue, Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	14,000,000	15,922,900
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub.,		
Series A, 5.375%, 8/01/39	9,000,000	9,661,320
Series A, 6.00%, 8/01/42	25,000,000	28,265,750
Series B, 6.375%, 8/01/39	10,000,000	11,695,000
Series C, 5.50%, 8/01/40	15,000,000	16,333,950
Series C, 5.25%, 8/01/41	25,445,000	27,163,810
		129,082,210
Total Municipal Bonds before Short Term Investments (Cost $1,221,135,366)		1,291,081,405
Short Term Investments 8.6%		
Municipal Bonds 8.6%		
Michigan 8.6%		
[a]Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put, 0.24%, 3/01/49	43,575,000	43,575,000
[a]Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of Detroit Mercy Project, Refunding,		
Daily VRDN and Put, 0.20%, 11/01/36	21,385,000	21,385,000
[a]University of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.16%, 4/01/38	62,075,000	62,075,000
Total Short Term Investments (Cost $127,035,000)		127,035,000
Total Investments (Cost $1,348,170,366) 96.1%		1,418,116,405
Other Assets, less Liabilities 3.9%		57,569,091
Net Assets 100.0%		$ 1,475,685,496

[a]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
EDC - Economic Development Corp.
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
HDA - Housing Development Authority/Agency
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
RDA - Redevelopment Agency/Authority
RDAR - Redevelopment Agency Revenue
XLCA - XL Capital Assurance

Franklin Minnesota Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.1%		
Minnesota 94.5%		
Alexandria ISD No. 206 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, 5.00%, 2/01/37	$ 11,700,000	$ 13,290,264
Anoka County Housing and RDA, GO, Housing Development,		
AMBAC Insured, Pre-Refunded, 4.875%, 2/01/24	1,770,000	1,902,095
Refunding, AMBAC Insured, 4.875%, 2/01/24	425,000	448,358
Anoka County Regional Railroad Authority GO, Limited Tax, Series A, XLCA Insured, 4.50%, 2/01/32	11,125,000	11,914,652
Anoka-Hennepin ISD No. 11 GO, School Building, Refunding, Series A, Assured Guaranty, 5.00%, 2/01/20	5,870,000	7,292,947
Bemidji GO, Sales Tax, Refunding, 5.25%, 2/01/38	12,055,000	14,108,690
Big Lake ISD No. 727 GO, Refunding, Series B, 5.00%,		
2/01/23	2,990,000	3,717,557
2/01/24	3,000,000	3,697,680
Bloomington ISD No. 271 GO, School Building, Refunding, Series C, AGMC Insured, 4.50%, 2/01/23	2,500,000	2,710,000
Blue Earth County EDA Public Project Lease Revenue, Series A, NATL Insured, 4.50%, 12/01/24	1,055,000	1,150,710
Brainerd ISD No. 181 GO, School Building, Refunding, Series A, 4.00%,		
2/01/19	5,025,000	5,918,847
2/01/20	5,025,000	5,824,729
2/01/21	4,035,000	4,635,771
Byron ISD No. 531 GO, School Building, Series A, NATL RE, FGIC Insured, 5.00%, 2/01/24	2,015,000	2,199,574
Cambridge ISD No. 911 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, NATL Insured, 4.25%, 2/01/24	1,235,000	1,295,033
Cass Lake ISD No. 115 GO, School Building, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 2/01/22	3,805,000	3,918,960
Center City Health Care Facilities Revenue, Hazelden Foundation Project, 5.00%, 11/01/41	1,600,000	1,672,400
[a] Central Municipal Power Agency Revenue, Brookings, South East Twin Cities Transmission Project, 5.00%,		
1/01/32	1,150,000	1,296,234
1/01/42	1,615,000	1,770,621
Chaska ISD No. 112 GO,		
Minnesota School District Credit Enhancement Program, Refunding, Series A, 5.00%, 2/01/20	4,135,000	5,134,016
School Building, Series A, NATL Insured, 4.50%, 2/01/28	15,000,000	16,269,000
Chisago County GO, Capital Improvement, Series A, NATL Insured, 4.75%, 2/01/26	2,415,000	2,608,900
Dakota County CDA, SFMR, MBS Program, Series A, GNMA Secured, 4.875%, 12/01/33	1,330,000	1,392,151
Dakota County CDA Governmental Housing Development GO, Senior Housing Facilities, Series A, 5.125%, 1/01/35	2,625,000	2,855,947
Duluth ISD No. 709 COP, Full Term Certificates, Series B,		
4.75%, 2/01/25	8,445,000	9,465,578
AGMC Insured, 5.00%, 2/01/28	18,890,000	21,384,613
Elk River ISD No. 728 GO, School Building, Minnesota School District Credit Enhancement Program, Refunding, Series A, AGMC Insured, 4.25%,		
2/01/23	5,000,000	5,453,400
2/01/24	6,265,000	6,804,166
Ely Housing and RDAR, Housing Development, Series A, XLCA Insured, 4.50%, 11/01/41	2,530,000	2,726,632
Farmington ISD No. 192 GO, School Building,		
Refunding, Series A, AGMC Insured, 4.50%, 2/01/24	5,015,000	5,417,905
Series B, AGMC Insured, 5.00%, 2/01/23	3,000,000	3,276,390
Series B, AGMC Insured, 4.75%, 2/01/27	16,075,000	17,266,479
Fergus Falls ISD No. 544 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 1/01/25	1,655,000	1,888,355
Fridley ISD No. 014 GO, Alternative Facilities, Series A, AGMC Insured, 4.375%, 2/01/27	2,040,000	2,178,353
Hennepin County Regional Railroad Authority GO, Limited Tax, Refunding, Series A, 4.00%,		
12/01/27	2,475,000	2,728,885
12/01/28	2,590,000	2,829,756
12/01/30	2,535,000	2,748,143
Hennepin County Sales Tax Revenue,		
first lien, Ballpark Project, Series A, 4.75%, 12/15/37	25,000,000	27,413,250
second lien, Ballpark Project, Series B, 5.00%, 12/15/17	1,740,000	2,101,920
second lien, Ballpark Project, Series B, 5.00%, 12/15/21	5,000,000	5,895,900
Hibbing Health Care Facilities Revenue, The Duluth Clinic Ltd., AGMC Insured, Pre-Refunded, 5.00%, 11/01/25	8,000,000	8,531,680
Lake Superior ISD No. 381 GO, School Building, Minnesota School District Credit Enhancement Program, Series A, AGMC Insured, 5.00%, 4/01/23	4,195,000	4,352,522
Lakeville ISD No. 194 GO,		
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/16	5,405,000	6,216,939
School Building, Refunding, Series B, Assured Guaranty, 5.00%, 2/01/17	5,750,000	6,790,750

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
School Building, Refunding, Series D, 4.25%, 2/01/24	7,000,000	7,543,620
School Building, Series A, FGIC Insured, 5.00%, 2/01/23	10,180,000	10,484,891
Series B, 3.00%, 2/01/25	3,560,000	3,656,262
Metropolitan Council Minneapolis-Sl. Paul Metropolitan Area GO, Wastewater, Series B, 4.50%, 12/01/26	5,000,000	5,368,500
Minneapolis GO, Various Purpose, Refunding, 4.00%, 12/01/25	4,500,000	4,846,410
Minneapolis Health Care System Revenue, Fairview Health Services,
Series B, Assured Guaranty, 6.50%, 11/15/38	35,000,000	41,587,350
Series D, AMBAC Insured, 5.00%, 11/15/34	12,645,000	13,171,791
Minneapolis-Sl. Paul Metropolitan Airports Commission Airport Revenue, senior bond, Refunding, Series A,
5.00%, 1/01/35	13,795,000	15,199,193
AMBAC Insured, 5.00%, 1/01/20	5,400,000	6,129,702
BHAC Insured, 5.00%, 1/01/23	14,800,000	16,449,904
BHAC Insured, 5.00%, 1/01/26	10,000,000	10,937,800
Minneapolis and Sl. Paul Housing and RDA Health Care Facilities Revenue, Children's Hospitals and Clinics, Series A-1,
AGMC Insured, 5.00%, 8/15/34	1,000,000	1,107,510
Minnesota Agricultural and Economic Development Board Revenue,
Evangelical Lutheran Good Samaritan, Society Project, AMBAC Insured, 5.15%, 12/01/22	4,265,000	4,276,771
Health Care Facilities, Essentia Health Obligated Group, Series C-1, Assured Guaranty, 5.00%, 2/15/30	14,600,000	16,013,718
Health Care Facilities, Essentia Health Obligated Group, Series E, Assured Guaranty, 5.00%, 2/15/37	20,600,000	21,853,922
Health Care System, Refunding, Series A, NATL Insured, 5.75%, 11/15/26	365,000	366,069
Minnesota Public Facilities Authority Clean Water Revenue, Series A, Pre-Refunded, 5.00%, 3/01/24	6,900,000	8,284,071
Minnesota Public Facilities Authority Revolving Fund Revenue, Series C, 5.00%, 3/01/26	16,530,000	19,767,566
Minnesota Public Facilities Authority State Revenue, Refunding, Series A, 5.00%, 3/01/24	17,010,000	22,241,936
Minnesota State 911 Revenue, Public Safety Radio Communication System Project, Assured Guaranty,
4.50%, 6/01/22	3,000,000	3,489,030
4.50%, 6/01/23	1,000,000	1,153,140
4.50%, 6/01/24	3,745,000	4,305,402
5.00%, 6/01/24	5,000,000	5,787,600
Minnesota State Colleges and University Revenue, Fund, Series A,
4.50%, 10/01/26	5,770,000	6,508,791
5.00%, 10/01/28	2,135,000	2,550,834
4.625%, 10/01/29	6,615,000	7,460,331
NATL Insured, 5.00%, 10/01/22	1,745,000	1,957,262
NATL Insured, 5.00%, 10/01/23	1,825,000	2,039,401
NATL Insured, 5.00%, 10/01/24	1,900,000	2,117,303
NATL Insured, 5.00%, 10/01/25	1,155,000	1,284,718
NATL Insured, 5.00%, 10/01/26	1,715,000	1,900,546
NATL Insured, 5.00%, 10/01/32	5,540,000	6,019,321
Minnesota State GO,
Highway and Various Purpose, 5.00%, 8/01/23	3,000,000	3,519,000
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/22	1,000,000	1,178,440
Highway and Various Purpose, AGMC Insured, 5.00%, 8/01/25	10,000,000	11,600,700
NATL Insured, 5.00%, 6/01/26	10,000,000	11,218,200
State Various Purpose, Series A, 4.00%, 8/01/29	2,000,000	2,209,160
Various Purpose, Refunding, Series H, 5.00%, 11/01/27	2,500,000	3,048,425
Various Purpose, Series A, 4.25%, 12/01/27	5,000,000	5,641,550
Various Purpose, Series A, 4.50%, 12/01/28	15,540,000	17,822,049
Minnesota State HFAR,
Nonprofit Housing State Appropriation, 4.00%, 8/01/29	3,675,000	3,909,979
Nonprofit Housing State Appropriation, 5.00%, 8/01/31	2,225,000	2,565,403
Residential Housing Finance, Series E, 4.90%, 7/01/29	11,135,000	11,711,682
Residential Housing Finance, Series E, 5.10%, 1/01/40	10,650,000	11,151,295
Minnesota State Higher Education Facilities Authority Revenue,
Carleton College, Series Seven-D, 5.00%, 3/01/40	4,000,000	4,430,600
Macalester College, Series 7-1,5.00%,6/01/35	5,000,000	5,637,550
Sl. Olaf College, Series 7-F, 4.25%, 10/01/22	1,475,000	1,651,941
Sl. Olaf College, Series 7-F, 3.50%, 10/01/24	1,570,000	1,656,115
Sl. Olaf College, Series 7-F, 4.50%, 10/01/30	3,500,000	3,813,845
University of Sl. Thomas, Series 6-X, 5.00%, 4/01/29	2,250,000	2,434,770
University of Sl. Thomas, Series 6-X, 5.25%, 4/01/39	10,000,000	10,769,800
University of Sl. Thomas, Series 7-A, 5.00%, 10/01/29	5,420,000	6,070,888
University of Sl. Thomas, Series 7-A, 5.00%, 10/01/39	4,485,000	4,885,780
Minnesota State Municipal Power Agency Electric Revenue,
Refunding, Series A, 5.00%, 10/01/25	2,000,000	2,294,160
Series A, 5.25%, 10/01/35	12,000,000	13,643,400

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) *(continued)*

8/01/27	625,000	857,44
		38,698,19
U.S. Virgin Islands 0.2%		
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, AGMC Insured, 5.25%,		
10/01/20	1,160,000	1,214,88
10/01/21	1,000,000	1,043,66
		2,258,54
Total U.S. Territories		40,956,73
Total Municipal Bonds before Short Term Investments (Cost $1,009,271,607)		1,099,558,62
Short Term Investments 1.6%		
Municipal Bonds 1.6%		
Minnesota 1.6%		
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System, Refunding,		
Series B-1, Daily VRDN and Put, 0.20%, 11/15/35	8,650,000	8,650,00
Series B-2, Daily VRDN and Put, 0.20%, 11/15/35	8,900,000	8,900,00
Total Short Term Investments (Cost $17,550,000)		17,550,00
Total Investments (Cost $1,026,821,607) 99.7%		1,117,108,62
Other Assets, less Liabilities 0.3%		3,524,07
Net Assets 100.0%		$ 1,120,632,69

[a] Security purchased on a when-issued or delayed delivery basis.

[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand t receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
COP - Certificate of Participation
EDA - Economic Development Authority
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
GNMA - Government National Mortgage Association
GO - General Obligation
HFAR - Housing Finance Authority Revenue
ISD - Independent School District
MBS - Mortgage-Backed Security
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency/Authority
RDAR - Redevelopment Agency Revenue
SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
SSM Health Care, Series B, 5.00%, 6/01/34	7,000,000	7,634,550
Sl. Luke's Episcopal, 5.00%, 12/01/34	7,500,000	7,842,975
Sl. Luke's Health System, Series A, AGMC Insured, 5.50%, 11/15/35	10,000,000	10,933,500
Sl. Luke's Health System, Series B, AGMC Insured, 5.50%, 11/15/35	6,725,000	7,352,779
Missouri State Health and Educational Facilities Authority Revenue,
Children's Mercy Hospital, 5.625%, 5/15/39	9,500,000	10,439,835
Educational Facilities, Washington University, Series A, 5.00%, 2/15/33	15,125,000	15,319,205
Lutheran Senior Services, 5.75%, 2/01/31	1,900,000	2,090,038
Lutheran Senior Services, 6.00%, 2/01/41	4,250,000	4,689,748
Senior Living Facilities, Lutheran Senior, 5.375%, 2/01/35	2,520,000	2,662,985
Senior Living Facilities, Lutheran Senior Services Projects, 5.50%, 2/01/42	8,985,000	9,531,018
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/22	3,400,000	3,599,852
Senior Living Facilities, Lutheran Senior Services, Refunding, Series B, 5.125%, 2/01/27	2,700,000	2,796,633
Senior Living Facilities, Lutheran Senior Services, Series A, 5.00%, 2/01/25	1,500,000	1,541,925
Senior Living Facilities, Lutheran Senior Services, Series A, 5.375%, 2/01/35	4,655,000	4,757,922
Missouri State Highways and Transit Commission State Road Revenue,
5.00%, 5/01/20	6,875,000	8,357,250
5.00%, 5/01/21	5,000,000	6,020,100
first lien, Series B, 5.00%, 5/01/24	6,005,000	6,833,570
Series A, 5.00%, 5/01/24	1,150,000	1,355,229
Missouri State Housing Development Commission SFMR, Homeownership Loan Program,
Series A-1, GNMA Secured, 4.75%, 9/01/32	880,000	879,437
Series C, GNMA Secured, 5.00%, 3/01/32	950,000	1,021,317
Series D, GNMA Secured, 4.70%, 3/01/35	3,210,000	3,331,434
Monarch-Chesterfield Levee District Revenue, NATL Insured, 5.75%, 3/01/19	1,920,000	1,926,451
North Kansas City Hospital Revenue, North Kansas City Hospital, Series A, AGMC Insured,
5.00%, 11/15/20	1,000,000	1,024,620
5.00%, 11/15/21	1,000,000	1,024,200
5.00%, 11/15/22	1,000,000	1,023,480
5.00%, 11/15/28	1,965,000	1,995,575
5.125%, 11/15/33	2,755,000	2,787,977
Pettis County School District 200 Sedalia Lease COP, Missouri State Assn. of Rural Education, Assured Guaranty, 5.00%,
3/01/27	6,610,000	7,328,309
Riverside-Quindaro Bend Levee District of Platte County Levee Improvement Revenue, L-385 Project, Refunding, Radian
Insured, 5.00%, 3/01/27	5,000,000	5,024,750
Springfield Public Building Corp. Leasehold Revenue,
Capital Improvement Program, AMBAC Insured, 5.00%, 3/01/24	2,600,000	2,717,312
Springfield Branson Airport, Series A, AMBAC Insured, 5.00%, 7/01/36	5,000,000	5,317,350
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.75%, 8/01/34	3,000,000	3,199,950
Springfield School District No. R-12 GO, Missouri Direct Deposit Program,
AGMC Insured, 5.00%, 3/01/26	5,000,000	5,624,150
Refunding, 4.00%, 3/01/22	1,000,000	1,176,160
Refunding, 4.00%, 3/01/23	1,000,000	1,176,530
Sl. Joseph IDA Special Obligation Revenue, Sewer System Improvements Project, 5.00%, 4/01/27	2,655,000	2,838,699
Sl. Louis Airport Revenue, Lambert-Sl. Louis International Airport,
Refunding, NATL Insured, 5.50%, 7/01/29	13,070,000	15,004,229
Refunding, Series A, AGMC Insured, 5.00%, 7/01/23	14,615,000	15,865,898
Refunding, Series B, AGMC Insured, 5.00%, 7/01/25	9,420,000	9,839,473
Series A-1, 6.125%, 7/01/24	2,000,000	2,302,000
Series A-1, 6.625%, 7/01/34	5,000,000	5,834,900
Sl. Louis County IDA, MFHR, Lucas Hunt Village Project, GNMA Secured, 5.20%, 9/20/31	1,095,000	1,095,799
Sl. Louis Municipal Finance Corp. Leasehold Revenue, Convention Center Capital Improvement, Series B, Assured
Guaranty, 5.375%, 7/15/38	22,725,000	25,264,973
Sl. Louis Municipal Finance Corp. Recreation Sales Tax Leasehold Revenue, AMBAC Insured, 5.00%,
2/15/32	8,075,000	8,406,479
2/15/37	7,800,000	8,016,060
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
5.30%, 5/15/18	2,365,000	2,365,733
5.40%, 5/15/28	1,500,000	1,445,610
Taney County Reorganized School District GO, No. R-V Hollister, AGMC Insured, Pre-Refunded, 5.00%, 3/01/20	1,300,000	1,342,393
West Plains IDA Hospital Revenue, Ozarks Medical Center, Refunding,
5.50%, 11/15/12	245,000	245,921
5.60%, 11/15/17	1,700,000	1,701,309

Total Investments (Cost $1,234,390,465) 98.6%	1,317,837,520
Other Assets, less Liabilities 1.4%	18,698,809
Net Assets 100.0%	$ 1,336,536,329

[a] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
SFMR - Single Family Mortgage Revenue

Franklin New Jersey Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 97.2%				
Delaware 0.6%				
Delaware River and Bay Authority Revenue, NATL Insured, 5.00%, 1/01/27	$	10,000,000	$	10,191,000
New Jersey 67.7%				
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16		8,255,000		9,351,924
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%, 4/01/32		3,400,000		3,638,748
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31		3,000,000		3,262,320
Berhards Township School District GO, NATL Insured, Pre-Refunded, 5.00%,				
7/15/30		8,358,000		9,498,115
7/15/30		1,680,000		1,911,958
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21		5,400,000		6,918,912
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30		3,027,000		3,410,975
Essex County Improvement Authority Lease Revenue,				
6.00%, 11/01/25		5,000,000		5,891,300
6.25%, 11/01/30		1,690,000		1,929,287
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19		1,150,000		1,152,829
Hoboken GO, Parking Utility,				
Refunding, Series A, FGIC Insured, 5.00%, 1/01/23		1,370,000		1,383,878
Series A, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23		2,945,000		3,024,574
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32		3,895,000		4,191,371
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34		2,000,000		2,222,760
Mercer County GO, County College, 3.00%,				
2/01/30		1,250,000		1,241,488
2/01/31		1,915,000		1,896,022
2/01/32		1,985,000		1,958,778
Middlesex County COP, NATL Insured,				
5.00%, 8/01/31		3,250,000		3,255,265
zero cpn., 6/15/24		1,000,000		641,140
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission, 5.25%, 12/15/33		3,000,000		3,422,250
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,				
5.25%, 7/01/21		750,000		751,568
5.35%, 7/01/34		1,575,000		1,576,922
Morris County Improvement Authority School District Revenue, Morris Hills Regional, Refunding, 5.00%,				
10/01/25		1,095,000		1,389,446
10/01/26		1,000,000		1,259,370
10/01/27		1,100,000		1,376,067
10/01/28		1,000,000		1,242,640
10/01/29		1,025,000		1,266,295
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,				
8/01/30		1,815,000		2,006,301
8/01/33		2,630,000		2,878,114
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29		7,875,000		8,637,457
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32		5,000,000		5,007,200
New Jersey EDA Revenue,				
Cigarette Tax, Pre-Refunded, 5.50%, 6/15/24		5,000,000		5,007,450
Cigarette Tax, Pre-Refunded, 5.75%, 6/15/34		5,000,000		5,546,150
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42		17,950,000		19,831,519
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27		5,000,000		5,353,550
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29		12,500,000		13,346,875
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34		10,000,000		10,605,800
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28		16,240,000		16,599,878
Refunding, 5.00%, 6/15/28		3,000,000		3,300,450
Refunding, 5.00%, 6/15/29		1,000,000		1,095,780
Refunding, Assured Guaranty, 5.00%, 6/15/22		4,925,000		5,703,150
School Facilities Construction, Refunding, Series GG, 5.25%, 9/01/26		5,000,000		5,804,700

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	12,280,500
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	10,796,682
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25	16,500,000	16,520,955
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30	3,500,000	3,697,715
School Facilities Construction, Series 0, 5.125%, 3/01/28	5,000,000	5,382,350
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000,000	5,390,650
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,390,650
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,458,400
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,366,000
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,622,775
New Jersey EDA Water Facilities Revenue, New Jersey American Water Co., Refunding,
Series A, 5.70%, 10/01/39	10,000,000	10,870,800
Series B, 5.00%, 10/01/39	8,750,000	9,375,362
New Jersey Health Care Facilities Financing Authority Revenue,
Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25	2,170,000	2,178,745
Atlantic City Medical Center, Refunding, 5.75%, 7/01/25	2,830,000	2,841,405
Atlantic Health System Hospital Corp., 6.00%, 7/01/41	10,600,000	12,544,782
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,601,280
Atlanticare Regional Medical Center, 5.00%, 7/01/25	4,605,000	5,039,804
Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	20,430,977
Barnabas Health, Refunding, Series A, 5.625%, 7/01/32	5,500,000	5,952,265
Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29	5,725,000	5,745,266
Englewood Hospital, NATL Insured, 5.00%, 8/01/31	9,275,000	9,291,973
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,389,500
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,337,550
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	5,053,000
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	2,069,280
Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31	3,830,000	3,840,456
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,980,000	10,618,121
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,940,000	14,831,324
Meridian Health System Obligated Group, Refunding, 5.00%, 7/01/27	2,500,000	2,802,400
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	11,065,230
South Jersey Hospital, 5.00%, 7/01/36	10,000,000	10,383,500
South Jersey Hospital, 5.00%, 7/01/46	27,200,000	28,170,768
South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21	10,000,000	10,041,200
South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32	18,600,000	18,678,306
Sl. Barnabas Health Care System, Series A, 5.00%, 7/01/29	7,000,000	7,151,620
Sl. Mary's Hospital, ETM, 5.875%, 7/01112	545,000	547,224
Sl. Peters University Hospital, Refunding, 6.00%, 7/01/26	1,000,000	1,138,640
Sl. Peters University Hospital, Refunding, 6.25%, 7/01/35	3,400,000	3,820,206
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,993,300
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset Transformation Program,
Series A,
5.75%, 10/01/31	10,000,000	11,609,800
5.25%, 10/01/38	15,000,000	16,352,100
New Jersey Institute ofTechnology Revenue, Series A, 5.00%, 7/01/42	5,000,000	5,573,450
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,102,940
New Jersey State Educational Facilities Authority Revenue,
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,615,794
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,926,640
Kean University, Refunding, Series A, 5.50%, 9/01/36	8,500,000	9,497,645
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	6,152,232
Kean University, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,061,020
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	10,485,000
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	4,959,235
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,494,700
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	21,004,800
Montclair State University, Series J, 5.25%, 7/01/38	2,000,000	2,148,020
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,418,250
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,691,550
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	17,457,600
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,096,140
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	7,919,237
Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,398,935
Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,042,670

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38		5,000,000	5,508,700
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28		2,370,000	2,495,254
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24		1,755,000	1,881,255
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37		5,000,000	5,847,850
Stevens Institute ofTechnology,	Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,921,807
Stevens Institute ofTechnology,	Refunding, Series 1,5.00%,7/01/18	590,000	591,103
Stevens Institute ofTechnology,	Refunding, Series 1,5.00%,7/01/28	865,000	865,744
Stevens Institute ofTechnology,	Series I, ETM, 5.00%, 7/01/18	510,000	549,239
Stevens Institute ofTechnology,	Series I, ETM, 5.00%, 7/01/28	710,000	812,247
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38		5,500,000	5,848,590
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%,12/01/33		2,140,000	2,365,214
Refunding, Series 1A, 5.00%, 12/01/25		4,150,000	4,585,750
Refunding, Series 1A, 5.00%, 12/01/26		2,000,000	2,204,440
Refunding, Series 1A, 5.125%, 12/01/27		5,000,000	5,524,250
Refunding, Series 1A, 5.25%, 12/01/28		5,000,000	5,537,350
Series 2, 5.00%, 12/01/26		4,125,000	4,547,359
Series 2, 5.00%, 12/01/27		3,000,000	3,300,240
Series 2, 5.00%, 12/01/28		2,955,000	3,232,652
Series 2, 5.00%, 12/01/30		1,500,000	1,626,165
Series 2, 5.00%, 12/01/36		1,000,000	1,069,890
Series A, 5.625%, 6/01/30		14,500,000	16,176,780
Series A, Assured Guaranty, 6.125%, 6/01/30		10,000,000	10,949,000
New Jersey State Housing and Mortgage Finance Agency MFHR,
Series A1, AGMC Insured, 6.35%, 11/01/31		2,000,000	2,002,360
Series B, AGMC Insured, 6.25%, 11/01/26		970,000	971,358
Series E1, AGMC Insured, 5.70%, 5/01/20		2,405,000	2,408,054
Series E1, AGMC Insured, 5.75%, 5/01/25		1,090,000	1,091,155
Series I, 5.75%, 11/01/38		2,680,000	2,827,186
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.50%, 10/01/38		5,090,000	5,333,200
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29		5,000,000	2,280,250
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/32		10,000,000	3,716,800
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn., 12/15/33		10,000,000	3,678,400
Transportation System, Refunding, Series B, AMBAC Insured, 5.25%, 12/15/23		5,000,000	6,177,500
Transportation System, Series A, 6.00%, 12/15/38		16,110,000	18,594,323
Transportation System, Series A, 5.50%, 6/15/41		5,000,000	5,806,100
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34		15,000,000	16,477,500
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34		10,000,000	10,852,500
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38		8,890,000	11,678,971
Transportation System, Series B, 5.00%, 6/15/42		7,000,000	7,732,550
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15% thereafter, 1/01/35		7,500,000	6,912,750
Refunding, Series I, 5.00%, 1/01/35		5,000,000	5,575,950
'Series A, 5.00%, 1/01/35		4,000,000	4,467,120
Series A, AMBAC Insured, 5.00%, 1/01/30		13,500,000	13,994,640
Series E, 5.25%, 1/01/40		30,000,000	33,826,800
Series H, 5.00%, 1/01/36		14,000,000	15,632,120
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured, Pre-Refunded,
5.00%, 1/01/26		3,245,000	3,481,366
5.50%, 1/01/27		3,240,000	3,501,371
5.50%, 1/01/28		2,000,000	2,161,340
5.00%, 1/01/34		15,000,000	16,092,600
North Hudson Sewer Authority Sewer Revenue, Series C, NATL Insured, 5.00%,
8/01/22		1,000,000	1,003,710
8/01/31		1,000,000	1,003,710
North Hudson Sewerage Authority Gross Revenue Lease Certificates, Refunding, Series A, 5.00%, 6/01/42		10,800,000	11,636,028
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp. Project, 5.00%, 5/01/42		3,200,000	3,533,536
Rutgers State University Revenue, Series F, 5.00%, 5/01/39		20,000,000	22,214,000
Salem County PCFA, PCR, Atlantic City Electric, Refunding, Series A, 4.875%, 6/01/29		5,000,000	5,509,900
South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured, 5.00%, 11/01/29		12,000,000	12,013,200
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue, Capital Appreciation, Series B, AGMC Insured,
zero cpn.,
12/01/35		2,815,000	1,022,098
12/01/36		2,810,000	944,975

12/01/37	2,815,000	887,851
12/01/38	2,810,000	831,451
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37	13,000,000	13,000,000
University of Medicine and Dentistry COP,		
AMBAC Insured, 5.00%, 4/15/32	2,000,000	2,018,360
NATL Insured, 5.00%, 6/15/36	12,500,000	12,733,625
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,741,072
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,		
12/01/24	2,500,000	2,522,600
12/01/31	28,395,000	28,544,642
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%, 2/15/35	8,730,000	10,442,651
		1,096,827,847
New York 8.1%		
Port Authority of New York and New Jersey Revenue, Consolidated,		
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,706,946
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,960,000
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,422,350
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,615,800
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	11,157,100
One Hundred Seventy-First Series, 4.50%, 7/15/36	20,000,000	21,602,800
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,833,000
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,290,700
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,843,850
One Hundred Twenty-Fifth Series, AGMC Insured, 5.00%, 4/15/32	23,950,000	24,257,278
Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy International Airport Terminal, NATL Insured, 5.75%, 12/01/22	8,000,000	8,015,520
		130,705,344
Pennsylvania 1.3%		
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%, 7/01/35	5,000,000	5,314,600
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	15,211,280
		20,525,880
U.S. Territories 19.5%		
Puerto Rico 19.2%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/44	4,100,000	4,362,974
Puerto Rico Commonwealth GO, Public Improvement,		
Refunding, AGMC Insured, 5.125%, 7/01/30	5,020,000	5,024,367
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	5,359,700
Series A, 5.00%, 7/01/29	10,000,000	10,184,700
Series B, 5.00%, 7/01/35	1,825,000	1,859,219
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,738,944
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	5,000,000	5,837,700
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, NATL Insured, 5.25%, 7/01/32	10,000,000	10,777,100
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,		
5.00%, 7/01/46	14,200,000	14,293,010
Series B, 5.00%, 7/01/37	8,000,000	8,158,960
Puerto Rico Electric Power Authority Power Revenue,		
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	34,120,500
Series TT, 5.00%, 7/01/32	17,000,000	17,450,840
Series TT, 5.00%, 7/01/37	17,925,000	18,229,187
Series WW, 5.50%, 7/01/38	16,620,000	17,730,216
Series XX, 5.25%, 7/01/40	19,000,000	19,681,720
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	1,000,000	1,002,530
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	11,250,000	12,142,012
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,		
Series D, 5.375%, 7/01/33	6,830,000	6,837,376
Series N, 5.00%, 7/01/32	20,000,000	20,677,400
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, 5.75%, 8/01/37	10,000,000	11,118,500
first sub., Series A, 5.50%, 8/01/42	17,000,000	18,283,330
first sub., Series A, 6.00%, 8/01/42	32,000,000	36,180,160
first sub., Series C, 5.50%, 8/01/40	20,000,000	21,778,600

Franklin North Carolina Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 96.8%				
North Carolina 79.3%				
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/38	$	5,000,000	$	4,922,500
Asheville Water System Revenue, NATL Insured, 5.00%, 8/01/32		2,110,000		2,324,946
Brunswick County Enterprise System Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%,				
4/01/27		1,500,000		1,626,585
4/01/28		1,750,000		1,897,683
Buncombe County COP, NATL Insured, 5.00%, 4/01/22		1,000,000		1,128,330
Cape Fear Public Utility Authority Water and Sewer System Revenue, 5.00%,				
8/01/35		21,000,000		23,632,770
8/01/36		8,000,000		9,342,080
Cary Combined Enterprise System Revenue, Refunding, Series 2007, 5.00%, 12/01/33		5,405,000		6,003,171
Charlotte Airport Revenue,				
Charlotte Douglas Airport, Series A, 5.00%, 7/01/41		10,000,000		11,206,600
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/32		20,680,000		22,530,860
Charlotte Douglas International Airport, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36		13,085,000		14,134,810
Refunding, Series A, 5.50%, 7/01/34		3,765,000		4,391,232
Series A, 5.00%, 7/01/39		3,000,000		3,331,800
Series A, NATL Insured, 5.00%, 7/01/29		5,000,000		5,237,350
Series A, NATL Insured, 5.00%, 7/01/34		10,000,000		10,404,800
Charlotte COP,				
Governmental Facilities Projects, Series G, 5.00%, 6/01/28		3,000,000		3,079,920
Refunding, 5.00%, 6/01/33		2,500,000		2,719,325
Refunding, Series C, 5.00%, 6/01/39		6,000,000		6,507,240
Transit Projects, Phase II, Series E, 5.00%, 6/01/35		6,000,000		6,289,800
Charlotte GO,				
Refunding, Series A, 5.00%, 7/01/32		5,000,000		6,008,150
Series C, Pre-Refunded, 5.00%, 7/01/27		2,010,000		2,017,075
Charlotte Storm Water Fee Revenue,				
5.00%, 6/01/35		10,000,000		10,939,500
Refunding, 5.00%, 6/01/25		1,000,000		1,013,040
Charlotte Water and Sewer System Revenue,				
5.00%, 7/01/38		11,775,000		13,219,086
Refunding, Series B, 5.00%, 7/01/38		10,000,000		11,462,800
The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue,				
Carolinas HealthCare System, Refunding, Series A, 5.00%, 1/15/43		5,000,000		5,500,250
Carolinas HealthCare System, Refunding, Series A, 5.25%, 1/15/34		4,000,000		4,419,720
Carolinas HealthCare System, Series A, 5.25%, 1/15/42		10,000,000		11,149,300
Carolinas HealthCare System, Series A, AGMC Insured, 5.00%, 1/15/23		7,780,000		8,784,709
Refunding, 5.00%, 1/15/39		15,000,000		15,955,950
Chatham County COP, AMBAC Insured, 5.00%, 6/01/34		5,000,000		5,290,300
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects, 5.70%, 5/01/34		2,500,000		2,721,875
Dare County COP,				
AMBAC Insured, 5.00%, 6/01/29		5,295,000		5,526,127
AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23		3,000,000		3,070,770
NATL RE, FGIC Insured, 5.00%, 6/01/23		2,000,000		2,162,940
Dare County Utility System Revenue, 5.00%, 2/01/41		5,000,000		5,595,300
Durham County COP, Series A, 5.00%, 6/01/31		4,000,000		4,492,960
Durham County Enterprise System Revenue, NATL Insured, 5.00%, 6/01/23		1,670,000		1,718,981
Durham Utility System Revenue, Refunding, 5.00%, 6/01/41		4,000,000		4,578,760
Greensboro HDC Mortgage Revenue, Refunding, Series A, NATL Insured, 6.70%, 1/01/24		475,000		475,342
Greenville Utilities Commission Combined Enterprise System Revenue, Refunding, Series A, AGMC Insured, 5.00%,				
11/01/33		6,000,000		6,584,400
Guilford County GO, Refunding, Series C, 5.00%, 2/01/22		5,920,000		7,287,994
Halifax County Industrial Facilities and PCFA Revenue, Champion International Corp. Project,				
5.45%, 11/01/33		4,000,000		4,000,040
Refunding, 6.45%, 11/01/29		3,900,000		3,902,925
Harnett County COP,				
AGMC Insured, Pre-Refunded, 5.125%, 12/01/23		1,000,000		1,034,200
Assured Guaranty, 5.00%, 6/01/28		1,000,000		1,125,920
Assured Guaranty, 5.00%, 6/01/29		500,000		560,285

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
High Point Combined Enterprise System Revenue,
AGMC Insured, 5.00%, 11/01/33	5,000,000	5,735,500
NATL RE, FGIC Insured, 5.00%, 11/01/31	11,000,000	11,511,830
Iredell County COP, Iredell County School Project, AGMC Insured,
5.125%,6/01/27	4,000,000	4,493,080
5.00%, 6/01/28	1,000,000	1,111,780
Johnston Memorial Hospital Authority Mortgage Revenue, AGMC Insured, 5.25%, 10/01/36	7,000,000	7,589,960
Mecklenburg County COP, Series A, 5.00%, 2/01/28	350,000	395,994
Monroe COP, Assured Guaranty, 5.50%,
3/01/34	2,425,000	2,723,057
3/01/39	1,085,000	1,203,211
Nash Health Care System Health Care Facilities Revenue,
5.00%, 11/01/41	5,000,000	5,296,250
AGMC Insured, 5.00%, 11/01/30	2,250,000	2,402,145
New Hanover County Hospital Revenue, New Hanover Regional Medical Center Project, Refunding, Series B, AGMC
Insured,
5.00%, 10/01/27	3,500,000	3,857,735
5.125%, 10/01/31	8,385,000	9,178,640
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue,
Johnson and Wales University Project, Series A, XLCA Insured, 5.00%, 4/01/33	3,000,000	3,012,990
Wake Forest University, 5.00%, 1/01/38	27,000,000	29,842,560
North Carolina Capital Facilities Finance Agency Revenue, Duke University Project,
Refunding, Series A, 5.00%, 10/01/41	11,080,000	12,001,634
Refunding, Series A, 5.00%, 10/01/44	12,050,000	13,307,779
Refunding, Series B, 5.00%, 10/01/38	20,000,000	22,823,800
Refunding, Series B, 4.75%, 7/01/42	10,000,000	10,809,400
Series A, 5.00%, 10/01/39	2,615,000	2,887,954
Series A, Pre-Refunded, 5.25%, 7/01/42	10,000,000	10,163,500
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 6.50%, 1/01/18	3,000,000	3,813,660
Refunding, Series A, 5.00%, 1/01/24	10,000,000	11,133,000
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	11,555,000	12,973,607
Series A, 5.00%, 1/01/26	1,770,000	2,049,041
Series C, 6.75%, 1/01/24	3,500,000	4,326,945
North Carolina HFAR,
Home Ownership, Refunding, Series 12-C, 5.35%, 7/01/33	10,000,000	10,009,000
SF, Refunding, Series DD, FHA Insured, 6.20%, 9/01/27	345,000	345,269
SFR, Series AA, 6.25%, 3/01/17	90,000	90,076
North Carolina Medical Care Commission Health Care Facilities Revenue,
Duke University Health System, Series A, 5.00%, 6/01/42	8,150,000	8,865,244
Duke University Health System, Series A, 5.00%, 6/01/42	11,500,000	12,472,210
FirstHealth Carolinas Project, Series A, Pre-Refunded, 6.125%, 10/01/39	11,315,000	12,813,559
FirstHealth Carolinas Project, Series C, 5.00%, 10/01/29	5,000,000	5,221,350
Novant Health Obligated Group, NATL Insured, 5.00%, 11/01/39	9,680,000	10,090,916
Refunding, NATL RE, FGIC Insured, 5.00%, 1/01/33	10,805,000	11,016,022
Rex Healthcare, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,435,350
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/19	550,000	550,952
Scotland Memorial Hospital Project, Radian Insured, 5.50%, 10/01/29	1,220,000	1,221,196
University Health System, Refunding, Series D, 6.25%, 12/01/33	10,000,000	11,736,000
Vidant Health, Refunding, Series A, 5.00%, 6/01/36	4,500,000	4,863,690
WakeMed Project, AMBAC Insured, 5.00%, 10/01/32	4,205,000	4,221,568
WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/29	1,500,000	1,582,095
WakeMed Project, Series A, Assured Guaranty, 5.625%, 10/01/38	6,000,000	6,274,860
WakeMed Project, Series A, Assured Guaranty, 5.875%, 10/01/38	2,515,000	2,644,095
North Carolina Medical Care Commission Health Care System Facilities Revenue, Appalachian Regional Healthcare
System, Refunding, Series A,
6.50%,7/01/31	5,000,000	5,778,250
6.625%, 7/01/34	6,000,000	6,907,080
North Carolina Medical Care Commission Health System Revenue, Mission Health Combination, Refunding, AGMC Insured,
5.00%, 10/01/36	5,000,000	5,306,200
North Carolina Medical Care Commission Hospital Revenue,
Annie Penn Memorial Hospital Project, Pre-Refunded, 5.375%, 1/01/22	1,920,000	2,117,933
Halifax Regional Medical Center Project, 5.00%, 8/15/24	1,800,000	1,729,926
North Carolina Baptist Hospital, Refunding, 5.00%, 6/01/34	10,000,000	10,884,800
Southeastern Regional Medical Center, 6.25%, 6/01/29	4,000,000	4,007,760

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Southeastern Regional Medical Center, 5.375%, 6/01/32	3,500,000	3,538,185
North Carolina Medical Care Commission Revenue,
Betsy Johnson Regional Hospital Project, AGMC Insured, Pre-Refunded, 5.125%, 10/01/32	4,500,000	4,788,765
Rowan Regional Medical Center Project, AGMC Insured, 5.00%, 9/01/33	21,720,000	22,221,515
North Carolina Municipal Power Agency No.1 Catawba Electric Revenue,
Refunding, Series A, 5.00%, 1/01/26	2,500,000	2,816,825
Refunding, Series A, 5.00%, 1/01/30	4,670,000	5,152,925
Refunding, Series B, 5.00%, 1/01/21	5,000,000	5,963,850
Series A, NATL Insured, 5.25%, 1/01/19	5,000,000	5,128,200
Series A, NATL Insured, 5.25%, 1/01/20	1,500,000	1,536,540
North Carolina State Capital Facilities Finance Agency Revenue, Davidson College, 5.00%, 3/01/40	4,000,000	4,583,760
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, 5.00%, 5/01/28	5,000,000	5,650,000
Series C, 5.00%, 5/01/29	10,000,000	11,646,100
North Carolina State COP, Western Carolina University Housing Project, AMBAC Insured, 5.00%, 6/01/33	1,500,000	1,519,785
North Carolina State GO,
Public Improvement, Series A, 5.00%, 5/01/23	10,000,000	12,498,400
Public Improvement, Series A, 5.00%, 5/01/24	23,370,000	29,012,920
Public Improvement, Series A, 4.50%, 3/01/26	4,855,000	5,338,704
Refunding, Series B, 5.00%, 6/01/19	5,000,000	6,281,500
North Carolina State Infrastructure Financial Corp. COP, Capital Improvement, Series A, 5.00%, 5/01/22	6,595,000	7,544,812
North Carolina State Ports Authority Port Facilities Revenue, senior lien, Refunding, Series A, 5.25%, 2/01/40	6,000,000	6,384,240
North Carolina State Turnpike Authority Monroe Connector System State Appropriated Revenue, 5.00%, 7/01/41	6,565,000	7,292,271
North Carolina Turnpike Authority Triangle Expressway System Revenue, Series A, Assured Guaranty,
5.50%, 1/01/29	6,400,000	7,165,440
5.75%, 1/01/39	12,120,000	13,497,680
Northern Hospital District of Surry County Health Care Facilities Revenue,
6.00%, 10/01/28	1,000,000	1,067,570
6.25%, 10/01/38	2,000,000	2,144,580
Oak Island Enterprise System Revenue,
Assured Guaranty, 6.00%, 6/01/34	1,540,000	1,761,467
Assured Guaranty, 6.00%, 6/01/36	1,000,000	1,137,200
Series A, NATL Insured, 5.00%, 6/01/33	5,000,000	5,371,300
Onslow County Hospital Authority FHA Insured Mortgage Revenue, Onslow Memorial Hospital Project, NATL Insured,
5.00%,
4/01/31	5,795,000	6,135,804
10/01/34	6,000,000	6,330,720
Onslow Water and Sewer Authority Combined Enterprise System Revenue, Series A, NATL Insured, 5.00%, 6/01/33	7,500,000	8,196,225
Pasquotank County COP, NATL Insured, 5.00%, 6/01/25	1,400,000	1,453,942
Pitt County COP, School Facilities Project, Series B, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/29	2,500,000	2,710,975
Pitt County Revenue, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,122,910
Raleigh Combined Enterprise System Revenue,
5.00%, 3/01/40	11,915,000	13,557,602
Pre-Refunded, 5.00%, 3/01/31	10,360,000	11,203,822
Refunding, Series A, 5.00%, 3/01/30	2,545,000	3,045,652
Refunding, Series A, 5.00%, 3/01/31	2,000,000	2,378,340
Series A, 5.00%, 3/01/36	6,000,000	6,645,180
Raleigh COP, Downtown Improvement Projects, Series A, 5.00%, 2/01/29	6,070,000	6,425,216
Raleigh-Durham Airport Authority Airport Revenue,
Refunding, Series A, 5.00%, 5/01/36	10,785,000	11,877,844
Series A, AMBAC Insured, 5.00%, 5/01/30	14,060,000	14,896,851
Rockingham County COP, Assured Guaranty, 5.00%, 4/01/32	9,380,000	10,150,848
Union County COP, AMBAC Insured, 5.00%, 6/01/30	5,000,000	5,453,850
University of North Carolina at Asheville Revenue, General,
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/27	790,000	790,000
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/27	410,000	410,000
University of North Carolina at Chapel Hill Revenue, Board of Governors of the University of North Carolina, General,
5.00%, 12/01/28	1,000,000	1,058,810
5.00%, 12/01/31	9,000,000	10,122,750
Refunding, Series A, 5.00%, 12/01/34	11,460,000	12,719,339
Series A, 5.00%, 12/01/25	4,000,000	4,012,240
University of North Carolina at Charlotte Revenue,
General, Series B, AGMC Insured, 5.00%, 4/01/32	5,000,000	5,431,600
Series A, 5.00%, 4/01/37	12,995,000	14,811,441
Series A, 5.00%, 4/01/41	18,000,000	20,435,220

University of North Carolina at Greensboro Revenue, General, Series A, Assured Guaranty, 5.00%, 4/01/34	1,000,000	1,123,830
University of North Carolina at Wilmington COP, Student Housing Project,		
Assured Guaranty, 5.00%, 6/01/32	5,000,000	5,404,850
NATL RE, FGIC Insured, 5.00%, 6/01/26	1,655,000	1,773,415
NATL RE, FGIC Insured, 5.00%, 6/01/27	1,740,000	1,856,406
NATL RE, FGIC Insured, 5.00%, 6/01/29	1,915,000	2,029,862
NATL RE, FGIC Insured, 5.00%, 6/01/37	11,350,000	11,841,114
University of North Carolina System Revenue,		
2011, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27	290,000	294,463
AMBAC Insured, 5.00%, 4/01/29	2,500,000	2,633,475
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27	1,315,000	1,335,238
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 4/01/27	495,000	502,697
Series A, Assured Guaranty, 5.00%, 10/01/33	5,000,000	5,508,200
Series A, NATL Insured, 5.00%, 10/01/33	2,000,000	2,160,100
Wake County GO,		
Limited Obligation Bonds, Series 2009, 5.00%, 6/01/36	5,000,000	5,673,450
Refunding, Series C, 5.00%, 3/01/25	10,000,000	13,082,600
Wake County Industrial Facilities and PCFA Revenue, Carolina Power and Light Co. Project, Refunding, 5.375%, 2/01/17	8,000,000	8,104,720
Wake County Revenue, 5.00%,		
1/01/33	10,820,000	12,521,770
1/01/37	12,000,000	13,675,680
Western Carolina University Research and Development Corp. COP, Western Carolina University Student Housing, Assured Guaranty, 5.00%, 6/01/39	5,000,000	5,343,500
Wilkes County COP, NATL Insured, 5.00%,		
6/01/31	4,295,000	4,570,739
6/01/36	6,085,000	6,408,113
Wilmington COP,		
AMBAC Insured, 5.00%, 9/01/29	1,000,000	1,066,920
Refunding, Series A, AMBAC Insured, 5.00%, 6/01/32	5,310,000	5,663,168
Series A, 5.00%, 6/01/33	6,000,000	6,580,920
Series A, 5.00%, 6/01/38	7,625,000	8,263,822
Wilmington Storm Water Fee Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/33	1,000,000	1,083,350
Wilmington Water and Sewer System Revenue, Refunding, AGMC Insured, 5.00%, 6/01/34	3,565,000	3,737,189
Wilson COP, Public Facilities Project, Assured Guaranty, 5.00%, 5/01/33	3,000,000	3,274,890
Winston-Salem Water and Sewer System Revenue,		
5.00%, 6/01/39	5,000,000	5,700,650
Refunding, Series A, 5.00%, 6/01/32	7,590,000	8,512,640
		1,144,290,440
U.S. Territories 17.5%		
Puerto Rico 17.1%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	7,000,000	6,999,790
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, 6.00%, 7/01/38	2,100,000	2,244,963
Puerto Rico Commonwealth GO,		
Public Improvement, Refunding, AGMC Insured, 5.125%, 7/01/30	2,205,000	2,206,918
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	5,000,000	5,358,850
Public Improvement, Refunding, Series A, 5.75%, 7/01/41	5,000,000	5,342,050
Public Improvement, Refunding, Series B, 6.00%, 7/01/39	10,000,000	10,842,900
Public Improvement, Series A, 5.125%, 7/01/31	3,265,000	3,269,277
Public Improvement, Series A, 5.25%, 7/01/37	5,000,000	5,177,350
Series A, 5.00%, 7/01/26	8,050,000	8,389,710
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series A, NATL Insured, 5.00%, 7/01/38	20,000	20,007
Refunding, Series H, 5.00%, 7/01/35	1,365,000	1,376,425
Series D, AGMC Insured, 5.00%, 7/01/32	2,765,000	2,766,908
Series D, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32	295,000	296,018
Series D, Pre-Refunded, 5.375%, 7/01/36	5,000,000	5,018,600
Series H, Pre-Refunded, 5.00%, 7/01/35	2,915,000	3,064,383
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	5,000,000	5,131,200
Puerto Rico Electric Power Authority Power Revenue,		
Series NN, NATL Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,253,600
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	3,000,000	3,412,050
Series RR, XLCA Insured, Pre-Refunded, 5.00%, 7/01/30	1,000,000	1,137,350
Series TT, 5.00%, 7/01/32	8,100,000	8,314,812
Series WW, 5.25%, 7/01/33	6,500,000	6,816,095
Series WW, 5.50%, 7/01/38	6,700,000	7,147,560

Franklin Ohio Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 100.4%		
Ohio 91.5%		
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement Children's Hospital Center, AGMC Insured, 5.00%, 11/15/22	$ 5,000,000	$ 5,056,050
Akron COP, District Energy Project, 5.00%, 12/01/30	10,865,000	11,770,598
Akron GO, Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/22	1,185,000	1,267,310
Akron Income Tax Revenue, Community Learning Centers, Series A,		
4.50%, 12/01/33	15,000,000	16,102,350
NATL RE, FGIC Insured, 5.00%, 12/01/24	3,200,000	3,347,360
NATL RE, FGIC Insured, 5.00%, 12/01/33	8,005,000	8,271,887
Akron Waterworks Revenue, Refunding and Improvement, System Mortgage, Assured Guaranty, 5.00%, 3/01/34	1,000,000	1,091,180
Allen County Hospital Facilities Revenue, Catholic Healthcare, Refunding,		
Series A, 5.25%, 6/01/38	15,000,000	16,389,300
Series B, 5.25%, 9/01/27	7,570,000	8,638,657
American Municipal Power-Ohio Inc. Revenue, Prairie State Energy Campus Project, Refunding, Series A,		
Assured Guaranty, 5.25%, 2/15/33	30,000,000	33,177,000
BHAC Insured, 5.00%, 2/15/38	22,000,000	23,724,580
Austintown Local School District GO, School Improvement,		
AGMC Insured, 5.125%, 12/01/30	7,715,000	8,124,281
[a]Refunding, 4.50%, 12/01/30	7,465,000	8,081,758
Avon Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.25%,		
12/01/23	1,000,000	1,073,170
12/01/29	2,295,000	2,462,925
Bowling Green MFHR, Village Apartments, Refunding, Series A, GNMA Secured, 5.40%, 9/20/36	2,910,000	2,935,579
Brookfield Local School District GO, School Facilities Improvement, AGMC Insured, 5.25%, 1/15/36	1,300,000	1,428,141
Brookville Local School District GO, AGMC Insured, Pre-Refunded,		
5.25%, 12/01/22	1,075,000	1,153,658
5.00%, 12/01/31	3,000,000	3,208,380
Butler County GO, Limited Tax, Various Purpose, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/26	2,130,000	2,341,466
Butler County Hospital Facilities Revenue, Kettering Health Network Obligation,		
6.375%, 4/01/36	5,000,000	5,952,950
5.625%, 4/01/41	5,000,000	5,594,750
Butler County Transportation ID Revenue, Highway Improvement, XLCA Insured, 5.00%, 12/01/31	40,000	43,830
Canal Winchester Local School District GO, Capital Appreciation, NATL Insured, zero cpn.,		
12/01/32	1,455,000	608,554
12/01/33	2,000,000	788,280
[a]Central Solid Waste Authority GO, Refunding and Improvement, Limited Tax, Solid Waste Facilities, 4.00%, 12/01/32	16,945,000	17,962,208
Chillicothe City School District GO, Capital Appreciation, Refunding, NATL RE, FGIC Insured, zero cpn.,		
12/01/22	1,905,000	1,359,846
12/01/23	1,905,000	1,302,029
12/01/24	1,905,000	1,261,148
Cincinnati City School District COP, School Improvement Project, Refunding, AGMC Insured, 5.00%,		
12/15/26	7,310,000	8,174,042
12/15/27	7,000,000	7,801,850
Cincinnati City School District GO,		
Classroom Facilities Construction and Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/27	2,500,000	2,673,650
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/27	14,900,000	18,880,088
Classroom Facilities Construction and Improvement, Refunding, NATL RE, FGIC Insured, 5.25%, 12/01/28	5,000,000	6,342,350
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/22	9,510,000	9,734,341
Cincinnati Technical College Revenue, AMBAC Insured, Pre-Refunded,		
5.25%, 10/01/23	2,510,000	2,673,476
5.00%, 10/01/28	2,715,000	2,882,868
Cleveland Airport System Revenue,		
Refunding, Series A, AGMC Insured, 5.00%, 1/01/30	3,000,000	3,273,960
Refunding, Series A, AGMC Insured, 5.00%, 1/01/31	1,500,000	1,634,475
Series C, AGMC Insured, 5.00%, 1/01/26	9,500,000	10,138,400
Series C, AGMC Insured, 5.00%, 1/01/31	11,250,000	11,825,887
Series C, Assured Guaranty, 5.00%, 1/01/27	28,385,000	30,639,904
Cleveland GO, Refunding, 5.00%, 12/01/30	3,000,000	3,380,970
Cleveland Municipal School District GO, AGMC Insured, 5.00%, 12/01/27	4,000,000	4,207,200
Cleveland Public Power System Revenue,		
Capital Appreciation, Series B-1, NATL Insured, zero cpn., 11/15/38	10,000,000	2,494,600

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Series B, NATL Insured, 5.00%, 11/15/28	2,000,000	2,164,160
Series B, NATL Insured, 5.00%, 11/15/38	10,000,000	10,513,400
Cleveland State University General Receipt Revenue, NATL RE, FGIC Insured, 5.25%, 6/01/24	1,000,000	1,044,310
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue, The Cleveland Museum Art Project, 5.00%, 10/01/22	10,485,000	12,512,589
Cleveland-Cuyahoga County Port Authority Revenue, Student Housing, Euclid Avenue Housing Corp., Fenn Project,
AMBAC Insured, 5.00%,
8/01/25	2,440,000	2,195,317
8/01/28	2,145,000	1,841,311
Crawford County GO, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/31	1,330,000	1,376,297
Cuyahoga Community College District General Receipts Revenue,
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,000,000	1,033,580
Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32	3,000,000	3,100,740
Series D, 5.00%, 8/01/32	2,310,000	2,620,810
Cuyahoga County EDR, Medical Mart Center, Series G, 5.00%, 12/01/27	15,000,000	16,909,950
Dayton City School District GO, School Facilities Construction and Improvement, Series A, NATL RE, FGIC Insured,
4.75%, 12/01/25	9,400,000	9,626,634
5.00%, 12/01/29	8,275,000	8,461,105
Delaware General Income Tax Special Obligation, 4.75%, 12/01/37	4,000,000	4,305,040
Dublin City School District GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn., 12/01/16	4,635,000	4,332,334
Eastlake GO, Capital Facilities, NATL Insured, Pre-Refunded, 5.00%, 12/01/27	1,950,000	1,996,000
Eaton City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/25	1,250,000	1,291,975
Edgewood City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/24	2,220,000	2,396,601
Fairborn City School District GO, School Improvement, Refunding, AGMC Insured, 5.00%,
12/01/23	1,205,000	1,349,817
12/01/24	1,265,000	1,409,805
12/01/25	1,330,000	1,475,768
Fairfield County GO, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 12/01/20	1,600,000	1,674,848
Fairless Local School District GO, Capital Appreciation, Various Purpose School Facilities, AGMC Insured, Pre-Refunded,
5.00%, 12/01/28	2,085,000	2,319,542
Field Local School District GO, School Facilities Construction and Improvement, AMBAC Insured, 5.00%, 12/01/27	1,290,000	1,315,787
Franklin County Convention Facilities Authority Revenue, Tax and Lease Revenue Anticipation Bonds, Refunding, AMBAC
Insured, 5.00%, 12/01/24	7,255,000	7,779,464
Franklin County Hospital Revenue,
The Children's Hospital Project, Series C, NATL RE, FGIC Insured, 5.00%, 5/01/35	9,000,000	9,377,190
Improvement, Nationwide Children's Hospital, 5.25%, 11/01/40	15,000,000	16,595,850
OhioHealth Corp., Refunding, Series C, NATL Insured, 5.00%, 5/15/33	5,250,000	5,316,570
Garfield Heights GO, Various Purpose, Refunding and Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/27	2,655,000	2,725,278
Georgetown Exempted Village School District GO, Classroom Facilities, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,115,580
Graham Local School District GO, School Improvement, Refunding, NATL Insured, 5.00%, 12/01/33	6,055,000	6,361,020
Grand Valley Local School District GO, Classroom Facilities Improvement, NATL RE, FGIC Insured, Pre-Refunded, 5.00%,
12/01/24	1,300,000	1,330,667
Green Community Learning Centers Income Tax Revenue, NATL Insured, 5.00%,
12/01/27	1,205,000	1,263,093
12/01/28	1,265,000	1,323,974
12/01/32	2,675,000	2,786,494
Greene County GO, AMBAC Insured, Pre-Refunded, 5.00%,
12/01/22	1,475,000	1,509,795
12/01/28	2,620,000	2,681,806
Greene County Hospital Facility Revenue, Kettering Health Network, 5.50%, 4/01/39	12,930,000	14,101,458
Guernsey County GO, Refunding, NATL RE, FGIC Insured, 5.00%, 12/01/23	2,690,000	2,736,295
Hamilton County Convention Facilities Authority Revenue,
NATL RE, FGIC Insured, 5.00%, 12/01/28	5,400,000	5,616,540
second lien, FGIC Insured, Pre-Refunded, 5.00%, 12/01/33	7,235,000	7,895,121
Hamilton County Hospital Facilities Revenue, Cincinnati Children's Hospital, Series J, NATL RE, FGIC Insured, 5.25%,
5/15/34	5,000,000	5,063,350
Hamilton County Sales Tax Revenue,
Refunding, Series A, Assured Guaranty, 5.00%, 12/01/32	10,000,000	10,755,700
sub. bond, Refunding, Series A, AGMC Insured, 5.00%, 12/01/32	35,080,000	37,730,996
Hamilton County Sewer System Revenue, Metropolitan Sewer District Improvement, Series B, NATL Insured, 5.00%,
12/01/30	4,000,000	4,389,680
Hamilton County Student Housing Revenue, Stratford Heights Project, University of Cincinnati, Refunding, AGMC Insured,
5.00%, 6/01/30	7,000,000	7,751,940
4.75%,6/01/39	7,000,000	7,439,600
Hilliard School District GO, Capital Appreciation, School Construction, Refunding, NATL Insured, zero cpn.,
12/01/19	2,190,000	1,849,389

12/01/20	4,525,000	3,679,956
Huber Heights City School District GO, School Improvement, Refunding, 5.00%,		
12/01/33	4,500,000	5,038,785
12/01/36	5,000,000	5,535,450
Huber Heights Water System Revenue, Refunding and Improvement, NATL Insured, 5.00%,		
12/01/27	3,205,000	3,440,023
12/01/30	2,250,000	2,390,332
Hudson City School District COP, NATL Insured, 5.00%, 6/01/34	6,720,000	6,932,890
Independence Local School District GO, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/21	1,390,000	1,458,458
Ironton City School District GO, Refunding, NATL Insured, 5.00%, 12/01/34	5,130,000	5,453,652
Ironton Sewer Revenue, System Improvement, AGMC Insured, 5.25%, 12/01/40	2,500,000	2,743,800
Jonathan Alder Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-Refunded,		
4.75%, 12/01/22	1,105,000	1,129,719
5.00%, 12/01/27	6,195,000	6,341,140
5.00%, 12/01/30	3,320,000	3,398,319
Kenston Local School District GO, School Improvement, NATL Insured, Pre-Refunded, 5.00%,		
12/01/24	2,380,000	2,491,336
12/01/25	2,500,000	2,616,950
Kent State University Revenues, General Receipts, Series B, Assured Guaranty, 4.25%, 5/01/31	2,395,000	2,508,762
Kettering City School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,		
12/01/28	2,970,000	3,240,983
12/01/31	2,595,000	2,831,768
Keystone Local School District Lorain County GO, School Improvement, AGMC Insured, 5.00%, 12/01/30	6,170,000	6,479,734
Kings Local School District GO, School Improvement, NATL Insured, 5.00%, 12/01/33	10,000,000	10,852,300
Lakewood City School District GO,		
NATL RE, FGIC Insured, 5.00%, 12/01/30	9,170,000	10,038,307
NATL RE, FGIC Insured, 4.50%, 12/01/34	6,000,000	6,346,380
School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	21,900,000	24,431,202
School Improvement, Refunding, AGMC Insured, 4.50%, 12/01/31	1,000,000	1,063,410
Lakota Local School District GO,		
AGMC Insured, 5.00%, 12/01/29	5,000,000	5,394,300
Refunding, Series A, NATL RE, FGIC Insured, 5.25%, 12/01/26	2,000,000	2,616,620
Licking County Joint Vocational School District GO, School Facilities Construction and Improvement, NATL Insured,		
4.75%, 12/01/23	1,180,000	1,192,992
Pre-Refunded, 5.00%, 12/01/21	2,200,000	2,251,898
Pre-Refunded, 4.75%, 12/01/23	1,050,000	1,073,489
Licking Heights Local School District GO, School Facilities Construction and Improvement,		
Refunding, Series A, NATL Insured, 5.00%, 12/01/26	1,825,000	1,989,177
Series A, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	520,000	589,831
Little Miami Local School District GO,		
Refunding, AGMC Insured, 4.50%, 12/01/34	14,255,000	14,789,848
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/34	4,000,000	4,760,720
Lorain County GO, Sewer System Improvement, NATL Insured, 5.00%, 12/01/19	1,640,000	1,672,800
Lorain County Hospital Revenue, Catholic Healthcare Partners, Refunding,		
Series C-1, AGMC Insured, 5.00%, 4/01/33	19,410,000	20,581,976
Series C-2, AGMC Insured, 5.00%, 4/01/33	8,000,000	8,483,200
Lucas County GO, Various Purpose, 4.50%, 10/01/35	10,685,000	11,379,418
Mad River Local School District GO, Classroom Facilities, FGIC Insured, Pre-Refunded, 5.125%, 12/01/24	4,180,000	4,271,793
Madeira City School District GO, School Improvement, Refunding, AGMC Insured, 5.25%, 12/01/32	9,605,000	12,667,650
Mahoning County Career and Technical Center Board of Education COP, Series B, 4.75%, 12/01/36	3,500,000	3,691,695
Mahoning County Hospital Facilities Revenue, Western Reserve Care, NATL Insured, ETM, 5.50%, 10/15/25	4,750,000	5,965,240
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37	10,000,000	10,668,400
Martins Ferry City School District GO, School Facilities Construction and Improvement, AGMC Insured, Pre-Refunded,		
5.00%, 12/01/32	3,610,000	4,089,047
Marysville Exempted Village School District COP, School Facilities Project, NATL Insured, Pre-Refunded, 5.25%,		
12/01/28	2,120,000	2,413,620
12/01/30	2,650,000	3,017,025
Marysville Exempted Village School District GO,		
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/20	1,000,000	773,400
Capital Appreciation, Refunding, NATL Insured, zero cpn., 12/01/21	1,000,000	747,540
Refunding, NATL Insured, 5.00%, 12/01/29	1,000,000	1,009,970
School Improvement, Refunding, AGMC Insured, 5.00%, 12/01/29	5,500,000	5,865,530
Marysville Wastewater Treatment System Revenue,		
Assured Guaranty, 4.25%, 12/01/27	1,170,000	1,235,614
Assured Guaranty, 4.75%, 12/01/47	5,000,000	5,198,150

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
first mortgage, NATL Insured, Pre-Refunded, 5.00%, 12/01/35	4,780,000	5,508,663
Refunding, Assured Guaranty, 4.75%, 12/01/46	14,205,000	14,715,528
Marysville Water System Mortgage Revenue, AMBAC Insured,
5.00%, 12/01/32	1,250,000	1,353,925
4.50%, 12/01/38	2,500,000	2,589,725
Mason City School District GO,
Refunding, AGMC Insured, 5.25%, 12/01/31	5,000,000	6,793,950
School Improvement, AGMC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,456,200
Mason GO, Sewer System, Refunding, 5.00%, 12/01/28	3,045,000	3,656,010
Maumee City School District GO, School Facilities Construction and Improvement, AGMC Insured,
5.00%, 12/01/27	190,000	197,522
Pre-Refunded, 5.00%, 12/01/27	3,420,000	3,657,553
Medina GO, 5.00%, 12/01/22	1,100,000	1,118,359
Medina School District COP, School Facilities Project, Assured Guaranty, 5.25%, 12/01/31	5,725,000	6,386,409
Miami University Revenue, General Receipts,
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/22	1,675,000	1,791,345
Refunding, 5.00%, 9/01/31	4,000,000	4,616,720
Refunding, 5.00%, 9/01/36	3,500,000	3,958,430
Middletown City School District GO, FGIC Insured, Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,343,400
Minerva Local School District GO, Classroom Facilities, NATL Insured, Pre-Refunded, 5.30%, 12/01/29	1,300,000	1,332,253
Monroe Local School District GO,
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/23	1,000,000	1,023,590
School Improvement, Refunding, AMBAC Insured, 4.50%, 12/01/29	3,115,000	3,206,799
Montgomery County Revenue, Catholic Health Initiatives,
Refunding, Series A, 5.50%, 5/01/34	12,500,000	14,152,375
Refunding, Series A, 5.00%, 5/01/39	10,000,000	10,653,700
Series C-1, AGMC Insured, 5.00%, 10/01/41	10,000,000	10,536,700
Morley Library District GO, Lake County District Library, Library Improvement, AMBAC Insured, 4.75%, 12/01/21	1,000,000	1,012,280
New Albany Community Authority Community Facilities Revenue, Refunding, Series C, 5.00%,
10/01/23	1,100,000	1,292,940
10/01/24	1,250,000	1,452,375
New Lexington HDC Mortgage Revenue, Lincoln Park, Refunding, Series A, NATL Insured, 5.85%, 1/01/21	610,000	610,921
Newark City School District GO, School Improvement, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/33	5,000,000	5,311,850
Northeast Ohio Medical University General Receipts Revenue, 5.00%, 12/01/42	13,445,000	14,214,861
Northmont City School District GO, School Improvement, Series A, 5.00%, 11/01/49	5,130,000	5,629,867
Ohio Capital Corp. HMR, Refunding, Series G, NATL Insured, 6.35%, 7/01/22	440,000	440,493
Ohio Center for Local Government Capital Asset Financing Program Fractionalized Interests GO, AGMC Insured,
4.875%, 12/01/18	1,255,000	1,309,555
5.25%, 12/01/23	1,410,000	1,468,853
Ohio HFA Capital Fund Revenue, Series A, AGMC Insured, 5.00%, 4/01/27	5,545,000	6,018,488
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	6,020,000	6,633,438
Ohio Power Co., Refunding, Series C, AMBAC Insured, 5.15%, 5/01/26	9,075,000	9,084,710
Pollution Control, Dayton Power and Light Co., Refunding, Series B, BHAC Insured, 4.80%, 1/01/34	23,000,000	23,714,150
Ohio State Building Authority Revenue, State Facilities, Adult Correction, Series A, AGMC Insured, 5.00%, 4/01/24	5,390,000	5,873,321
Ohio State GO,
'Common Schools, Series B, 4.00%, 3/15/32	20,200,000	21,058,500
Higher Education, Refunding, Series A, 5.00%, 8/01/24	3,485,000	4,405,842
Higher Education, Refunding, Series A, 4.50%, 2/01/32	11,520,000	12,594,701
Infrastructure Improvement, Series A, 4.00%, 2/01/31	8,220,000	8,604,943
Infrastructure Improvement, Series A, 4.00%, 2/01/32	8,630,000	8,992,719
Ohio State Higher Educational Facility Commission Revenue,
AGMC Insured, 5.75%,11/15/40	4,500,000	5,050,845
Denison University Project, Refunding and Improvement, 5.00%, 11/01/26	1,445,000	1,697,803
Denison University Project, Refunding and Improvement, 5.00%, 11/01/30	1,360,000	1,560,151
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/23	3,385,000	3,912,180
Higher Educational Facility, Xavier University Project, Assured Guaranty, Pre-Refunded, 5.00%, 5/01/24	2,000,000	2,311,480
Hospital Cleveland Clinic Health, Series A, 5.00%, 1/01/38	5,000,000	5,511,350
Kenyon College Project, Refunding, 5.25%, 7/01/44	30,000,000	32,435,400
Summa Health System, 2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	21,805,000	23,582,326
University Hospital, BHAC Insured, 4.75%, 1/15/36	10,000,000	10,466,900
University Hospital, BHAC Insured, 4.75%, 1/15/46	25,000,000	25,995,000
University Hospital, BHAC Insured, 5.25%, 1/15/46	13,500,000	14,408,550
University of Dayton Project, XLCA Insured, 5.00%, 12/01/34	8,500,000	8,807,530
Xavier University, 5.00%, 5/01/40	14,500,000	15,534,865

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Ohio State Higher Educational Facility Revenue,
Case Western Reserve University Project, Refunding, NATL Insured, 5.00%, 12/01/44	7,500,000	8,050,575
Case Western Reserve University Project, Series A, AMBAC Insured, 5.00%, 12/01/34	4,000,000	4,141,080
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/25	2,205,000	2,323,849
Otterbein College Project, Assured Guaranty, 5.00%, 12/01/35	3,225,000	3,341,777
Ohio State University General Receipts Athens Revenue, NATL Insured, 5.00%, 12/01/24	2,155,000	2,291,304
Ohio State University General Receipts Revenue,
Series A, Pre-Refunded, 5.125%, 12/01/31	2,500,000	2,560,500
State University of Ohio, Series B, NATL Insured, 5.00%, 6/01/33	4,315,000	4,437,244
State University of Ohio, Series B, NATL Insured, Pre-Refunded, 5.00%, 6/01/33	940,000	983,973
Ohio State Water Development Authority Revenue, Drinking Water Fund, Leverage, Pre-Refunded, 5.00%, 6/01/23	2,255,000	2,308,759
Olentangy Local School District GO,
AGMC Insured, 5.00%, 12/01/25	45,000	45,651
AGMC Insured, 4.50%, 12/01/33	10,000,000	10,544,500
AGMC Insured, Pre-Refunded, 5.00%, 12/01/25	5,700,000	5,700,000
AGMC Insured, Pre-Refunded, 5.00%, 12/01/30	1,745,000	2,046,431
Refunding, AGMC Insured, 5.00%, 12/01/30	90,000	91,047
Refunding, Series A, AGMC Insured, 4.50%, 12/01/32	11,300,000	12,021,505
School Facilities Construction and Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/36	7,505,000	8,184,653
School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	11,200,000	12,277,328
Ottawa and Glandorf Local School District GO, School Facilities Construction and Improvement, NATL Insured, Pre-
Refunded, 5.25%, 12/01/23	2,175,000	2,228,962
Painesville City School District GO, School Improvement, NATL RE, FGIC Insured, 5.00%, 12/01/28	2,515,000	2,624,931
Princeton City School District COP, 4.50%, 12/01/41	6,500,000	6,600,360
Princeton City School District GO, NATL Insured, Pre-Refunded, 5.00%,
12/01/25	1,700,000	1,818,082
12/01/26	2,725,000	2,914,278
12/01/30	2,260,000	2,416,980
Reynoldsburg City School District GO, School Facilities Construction, AGMC Insured, 5.00%, 12/01/32	3,000,000	3,312,810
Rittman Exempted Village School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.125%, 12/01/31	1,000,000	1,000,000
Ross County Hospital Revenue, Facilities, Adena Health System, Refunding, Assured Guaranty, 5.25%, 12/01/38	15,000,000	15,956,400
Shaker Heights GO, Urban Renewal, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/26	725,000	778,048
Shawnee State University Revenue, NATL Insured, 5.00%, 6/01/28	5,780,000	6,036,401
Sheffield Lake City School District GO, School Improvement, 5.00%, 12/01/37	9,635,000	10,447,712
Sidney City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.125%, 12/01/28	1,425,000	1,459,485
Springboro Community City School District GO, Refunding, AGMC Insured, 5.25%,
12/01/27	5,175,000	6,462,695
12/01/28	2,000,000	2,504,540
Springboro Sewer System Revenue, Mortgage, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	1,095,000	1,194,908
Sl. Mary's City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/35	3,500,000	3,759,910
Summit County Port Authority Lease Revenue, University Akron Student Housing Project, 6.00%, 1/01/42	11,580,000	13,147,469
Sycamore Community City School District COP, Blue Ash Elementary School Project, AMBAC Insured, 5.125%, 12/01/25	1,000,000	1,001,440
Sylvania City School District GO, School Improvement, Assured Guaranty, 5.25%, 12/01/36	7,660,000	8,297,925
Toledo City School District GO, School Facilities Improvement,
5.375%, 12/01/35	4,565,000	5,105,724
AGMC Insured, Pre-Refunded, 5.00%, 12/01/23	1,500,000	1,604,190
Series B, NATL RE, FGIC Insured, 5.00%, 12/01/27	1,925,000	2,015,956
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/29	2,500,000	2,783,475
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 5.00%, 12/01/28	3,000,000	3,417,780
Toledo Special Obligation, Industrial Development, Vehicle Storage Project, AMBAC Insured, 5.25%, 12/01/26	1,500,000	1,621,110
Toledo Waterworks Revenue,
NATL Insured, 5.00%, 11/15/30	6,425,000	6,885,929
Series A, 4.00%, 11/15/36	10,125,000	10,495,980
Trenton Water System Revenue, Improvement, AGMC Insured, 5.125%, 12/01/34	2,750,000	2,900,645
Tri-Valley Local School District GO,
FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	7,225,000	7,225,000
NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 12/01/29	1,305,000	1,305,000
Trotwood-Madison City School District GO, School Improvement, FGIC Insured, Pre-Refunded, 5.375%, 12/01/22	1,685,000	1,727,850
Union County GO, NATL Insured, Pre-Refunded, 5.00%, 12/01/33	2,895,000	3,096,087
University of Akron General Receipts Revenue,
NATL RE, FGIC Insured, 4.75%,1/01/25	1,080,000	1,111,817
NATL RE, FGIC Insured, 5.00%, 1/01/28	1,475,000	1,518,571
NATL RE, FGIC Insured, 5.00%, 1/01/35	5,250,000	5,358,832
Series A, AGMC Insured, 5.00%, 1/01/33	5,000,000	5,389,700

Total Investments (Cost $1,648,275,824) 101.1%	1,766,314,832
Other Assets, less Liabilities (1.1)%	(19,472,602)
Net Assets 100.0%	$ 1,746,842,230

[a] Security purchased on a when-issued or delayed delivery basis.
[b] Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificate of Participation
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GNMA - Government National Mortgage Association
GO - General Obligation
HDC - Housing Development Corp.
HFA - Housing Finance Authority/Agency
HMR - Home Mortgage Revenue
ID - Improvement District
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PFAR - Public Financing Authority Revenue
XLCA - XL Capital Assurance

Franklin Oregon Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 92.1%				
Oregon 74.7%				
Albany Water Revenue, Refunding, NATL RE, FGIC Insured, 5.00%, 8/01/33	$	5,990,000	$	6,096,083
Beaverton School District GO,				
AGMC Insured, 4.125%, 6/01/26		1,315,000		1,391,533
Washington County School District No. 48J, Assured Guaranty, 5.00%, 6/01/31		1,280,000		1,453,274
Washington County School District No. 48J, Assured Guaranty, 5.125%, 6/01/36		1,000,000		1,122,360
Benton County Hospital Facilities Authority Revenue, Samaritan Health, Refunding, 5.125%, 10/01/28		1,525,000		1,526,525
Canby GO, 5.00%, 6/01/36		3,000,000		3,271,950
Chemeketa Community College District GO, 5.00%,				
6/15/25		1,500,000		1,717,650
6/15/26		2,615,000		2,981,832
Clackamas County Canby School District No. 86 GO, AGMC Insured, Pre-Refunded, 5.00%,				
6/15/23		1,000,000		1,134,410
6/15/25		1,000,000		1,134,410
Clackamas County Hospital Facility Authority Revenue,				
Gross Willamette Falls Project, Pre-Refunded, 5.375%, 4/01/22		2,125,000		2,413,660
Gross Willamette Falls Project, Pre-Refunded, 5.125%, 4/01/26		1,000,000		1,128,840
Legacy Health System, Series A, 5.50%, 7/15/35		6,525,000		7,231,723
Clackamas County School District No. 7J Lake Oswego GO, Refunding, AGMC Insured, 5.25%, 6/01/25		3,075,000		3,968,349
Clackamas County School District No. 12 North Clackamas GO,				
Series A, AGMC Insured, 4.75%, 6/15/31		2,250,000		2,448,922
Series B, AGMC Insured, 5.00%, 6/15/27		25,000,000		28,365,250
Clackamas County School District No. 46 Oregon Trail GO,				
5.00%, 6/15/32		6,855,000		7,717,839
Capital Appreciation, Refunding, zero cpn., 6/15/37		12,130,000		4,286,257
Capital Appreciation, Refunding, zero cpn., 6/15/38		12,495,000		4,213,939
Refunding, Series A, 5.00%, 6/15/28		2,210,000		2,544,064
Refunding, Series A, 5.00%, 6/15/29		2,655,000		3,043,506
Clackamas Education Service District GO, AMBAC Insured, 4.125%, 6/01/36		1,000,000		1,042,220
Columbia and Washington Counties School District No. 47J Vernonia GO, 5.00%, 6/15/35		5,175,000		5,924,392
Columbia Gorge Community College District GO, NATL Insured, Pre-Refunded, 5.00%, 6/15/22		1,000,000		1,134,410
Coos County School District No. 13 GO, AGMC Insured,				
5.00%, 6/15/22		55,000		55,144
Pre-Refunded, 5.00%, 6/15/22		2,465,000		2,468,303
Deschutes and Jefferson Counties School District No. 2J Redmond GO,				
5.50%, 6/15/34		5,000,000		5,746,950
Series A, NATL RE, FGIC Insured, 5.00%, 6/15/21		1,000,000		1,082,410
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,				
Refunding, 8.25%, 1/01/38		20,000,000		25,628,400
Series B, AMBAC Insured, 5.375%, 1/01/35		7,000,000		7,505,190
Emerald Peoples Utility District Revenue, Refunding, Series A, AGMC Insured, 5.25%, 11/01/21		1,000,000		1,054,390
Eugene Electric Utility Revenue,				
5.00%, 8/01/40		6,745,000		7,695,910
Refunding, 5.00%, 8/01/33		10,060,000		11,164,890
Eugene Water Revenue, Refunding, 5.00%, 8/01/40		4,425,000		5,011,312
Forest Grove Revenue, Campus Improvement, Pacific University Project, Refunding,				
6.00%, 5/01/30		4,000,000		4,106,720
6.375%, 5/01/39		12,000,000		12,368,280
High Desert Education Service District GO, AMBAC Insured, 4.50%, 6/01/30		1,010,000		1,036,401
Hillsboro GO, AMBAC Insured, 5.00%, 6/01/29		5,360,000		5,601,414
Hillsboro Hospital Facility Authority Revenue, Hospital Tuality Healthcare Project, Radian Insured, 5.375%,				
10/01/26		2,000,000		2,001,460
10/01/31		2,000,000		2,001,000
Independence GO, City Hall Project, AGMC Insured, 5.00%,				
6/15/35		2,110,000		2,402,615
6/15/40		3,975,000		4,451,086
Jackson County Airport Revenue, Series A, XLCA Insured, 5.25%,				
12/01/27		1,000,000		1,043,520
12/01/32		1,000,000		1,028,770
12/01/37		1,475,000		1,499,573

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Legacy Health System, Refunding, Series A, 5.00%, 3/15/30	1,500,000	1,609,695
Lewis and Clark College Project, Refunding, Series A, 5.75%, 10/01/41	30,000,000	33,925,200
Limited College Project, Refunding, Series A, 5.00%, 10/01/31	2,000,000	2,171,240
Limited College Project, Refunding, Series A, 5.00%, 10/01/34	1,000,000	1,074,540
Limited College Project, Refunding, Series A, 5.25%, 10/01/40	3,750,000	4,062,262
Peacehealth, Refunding, Series A, 5.00%, 11/01/39	32,050,000	34,404,072
Reed College Project, Refunding, Series A, 5.00%, 7/01/29	1,500,000	1,735,740
Reed College Project, Refunding, Series A, 4.75%, 7/01/32	2,000,000	2,232,520
Reed College Project, Refunding, Series A, 5.125%, 7/01/41	10,000,000	11,306,500
Samaritan Health Services, Refunding, Series A, 5.25%, 10/01/40	7,500,000	8,113,500
Student Housing, CHF Ashland, Assured Guaranteed, 5.00%, 7/01/44	8,285,000	8,761,719
University of Portland Projects, Series A, 5.00%, 4/01/32	8,795,000	9,312,850
Willamette University Projects, Series A, NATL RE, FGIC Insured, Pre-Refunded, 5.00%, 10/01/35	5,210,000	5,977,746
Oregon State GO,
Alternative Energy Project, Series B, 6.00%, 10/01/26	1,680,000	2,050,373
Elderly and Disabled Housing, Series A, 6.00%, 8/01/15	755,000	756,178
Elderly and Disabled Housing, Series A, 6.00%, 8/01/21	375,000	375,461
Elderly and Disabled Housing, Series A, 5.375%, 8/01/28	1,115,000	1,115,558
Elderly and Disabled Housing, Series A, 4.70%, 8/01/42	3,150,000	3,153,339
Elderly and Disabled Housing, Series B, 6.10%, 8/01/17	945,000	946,276
Elderly and Disabled Housing, Series B, 6.25%, 8/01/23	1,355,000	1,356,951
Odot Project, Series I, 5.00%, 5/01/37	3,705,000	4,243,522
Oregon University System Projects, Series G, 5.00%, 8/01/36	3,300,000	3,862,287
Oregon University System, Refunding, Series A, 5.00%, 8/01/25	5,275,000	6,552,816
Oregon University System, Refunding, Series A, 5.00%, 8/01/26	3,505,000	4,325,450
Oregon University System, Refunding, Series A, 5.00%, 8/01/28	1,755,000	2,139,275
State Board of Higher Education, Refunding, Series B, 5.00%, 8/01/38	1,500,000	1,658,535
State Board of Higher Education, Refunding, Series E, 5.00%, 8/01/29	7,745,000	8,280,102
State Board of Higher Education, Series A, 5.00%, 8/01/31	1,695,000	1,836,109
State Board of Higher Education, Series A, 5.00%, 8/01/34	5,000,000	5,608,800
State Board of Higher Education, Series A, 5.00%, 8/01/36	2,715,000	2,927,775
State Board of Higher Education, Series A, 5.00%, 8/01/37	5,555,000	6,070,726
State Board of Higher Education, Series A, Pre-Refunded, 5.00%, 8/01/35	6,000,000	6,840,180
State Board of Higher Education, Series B, 5.00%, 8/01/38	5,000,000	5,528,450
State Board of Higher Education, Series C, 5.00%, 8/01/37	1,115,000	1,218,517
State Property, Series J, 5.00%, 5/01/36	8,500,000	9,913,635
Veterans' Welfare, Series 92B, 4.625%, 12/01/38	5,330,000	5,471,458
Oregon State Health Housing Educational and Cultural Facilities Authority Revenue, Peacehealth, AMBAC Insured, 5.00%,
11/15/26	5,500,000	5,542,185
Oregon State Housing and Community Services Department Mortgage Revenue, SFM Program,
Refunding, Series G, 5.35%, 7/01/30	4,810,000	5,114,040
Series C, 4.75%, 7/01/42	5,120,000	5,143,757
Philomath School District No. 17J Benton and Polk Counties GO, Series B, zero cpn., 6/15/31	1,000,000	523,550
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38	23,000,000	25,482,850
Portland EDR, Broadway Project, Refunding, Series A, 6.50%, 4/01/35	5,000,000	5,566,300
Portland GO, Limited Tax,
Refunding, Series A, 5.00%, 6/01/28	7,840,000	9,277,464
Refunding, Series A, 5.00%, 6/01/29	8,330,000	9,806,409
Refunding, Series A, 5.00%, 6/01/30	8,750,000	10,247,650
Series B, zero cpn., 6/01/21	1,000,000	792,780
Portland Housing Authority MFR, Housing, Lovejoy Station Apartments Project, NATL Insured, 6.00%, 7/01/33	2,000,000	2,002,680
Portland River District Urban Renewal and Redevelopment Revenue, Series A, AMBAC Insured, 5.00%, 6/15/21	3,000,000	3,071,610
Portland Sewer System Revenue,
first lien, Series A, AGMC Insured, 5.00%, 10/01/24	6,235,000	6,763,915
second lien, Refunding, Series A, AGMC Insured, 5.00%, 6/01/23	2,500,000	2,590,850
second lien, Series A, 5.00%, 3/01/34	25,270,000	28,754,986
second lien, Series B, NATL Insured, 5.00%, 6/15/28	5,105,000	5,624,025
Portland Urban Renewal and Redevelopment Tax Allocation,
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/24	1,295,000	1,354,881
Interstate Corridor, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/25	2,385,000	2,486,911
Interstate Corridor, Series B, 5.00%, 6/15/29	1,000,000	1,094,970
Interstate Corridor, Series B, 5.00%, 6/15/30	1,000,000	1,089,380
Interstate Corridor, Series B, 5.00%, 6/15/31	1,000,000	1,083,810
Lents Town Center, Series B, 5.00%, 6/15/27	2,500,000	2,767,825
Lents Town Center, Series B, 5.00%, 6/15/28	1,175,000	1,294,815

Franklin Pennsylvania Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 95.6%				
Pennsylvania 81.8%				
Allegheny County GO,				
NATL Insured, Pre-Refunded, 5.00%, 11/01/27	$	1,000,000	$	1,019,570
Notes, Series C-60, AGMC Insured, 5.00%, 11/01/27		3,000,000		3,269,130
Series C-61, Assured Guaranty, 5.00%, 12/01/33		5,000,000		5,416,900
Series C-65, 5.375%, 5/01/31		5,000,000		5,642,450
Allegheny County Higher Education Building Authority College Revenue, Carnegie Mellon University, Refunding, Series A, 5.00%, 3/01/24		5,000,000		6,098,550
Allegheny County Higher Education Building Authority University Revenue, Duquesne University,				
5.00%, 3/01/28		3,000,000		3,230,370
5.00%, 3/01/33		1,300,000		1,376,245
Series A, 5.50%, 3/01/31		3,000,000		3,395,100
Series A, XLCA Insured, 5.00%, 3/01/29		5,000,000		5,265,800
Series A, XLCA Insured, 5.00%, 3/01/33		5,630,000		5,889,093
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical Center, 5.625%, 8/15/39		12,000,000		13,334,640
Allegheny County IDAR, County Guaranteed,				
Refunding, Series B, NATL Insured, 5.00%, 11/01/29		1,485,000		1,496,034
Series A, NATL Insured, Pre-Refunded, 5.00%, 11/01/29		5,000,000		5,097,850
Series B, NATL Insured, Pre-Refunded, 5.00%, 11/01/29		7,515,000		7,662,069
Allegheny County Residential Finance Authority Mortgage Revenue, SFM, Refunding, Series DD-1, GNMA Secured, 5.35%, 11/01/19		245,000		245,191
Allegheny County Sanitary Authority Sewer Revenue,				
AGMC Insured, 5.00%, 6/01/40		5,000,000		5,454,600
NATL RE, FGIC Insured, 5.00%, 12/01/37		6,745,000		7,125,351
Refunding, Series A, NATL Insured, 5.00%, 12/01/30		7,000,000		7,581,210
Allegheny Valley School District GO, NATL Insured, 5.00%, 11/01/28		1,550,000		1,632,088
Allentown Parking Authority Parking Revenue, AGMC Insured, 5.00%, 11/15/35		2,430,000		2,547,272
Bethel Park School District GO, 5.10%, 8/01/33		3,600,000		4,173,876
Bethlehem Area School District GO, AGMC Insured, 5.25%, 1/15/26		6,605,000		7,561,008
Bethlehem GO, Refunding, Series B, AGMC Insured, 6.50%, 12/01/32		5,000,000		5,861,800
Blair County Hospital Authority Revenue, Altoona Regulation Health System, 6.00%, 11/15/39		6,890,000		7,215,690
Bucks County IDAR, George School Project, 5.00%, 9/15/41		5,000,000		5,485,650
Bucks County Water and Sewer Authority Sewer System Revenue, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/35		2,500,000		2,777,225
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41		10,000,000		11,159,400
Butler Area School District GO, AGMC Insured, Pre-Refunded, 5.00%, 4/01/31		4,000,000		4,337,560
Butler County Hospital Authority Hospital Revenue, Butler Health System Project, 7.25%, 7/01/39		4,500,000		5,396,040
Catasauqua Area School District GO, Refunding, AGMC Insured, 5.00%, 2/15/36		6,000,000		6,309,060
Centennial School District Bucks County GO, Series A, 5.00%, 12/15/37		5,855,000		6,716,036
Central Bradford Progress Authority Revenue, Guthrie Healthcare System, Refunding, 5.375%, 12/01/41		3,000,000		3,358,230
Centre County Hospital Authority Hospital Revenue, Mount Nittany Medical Center Project, Assured Guaranty,				
5.875%, 11/15/29		1,000,000		1,049,880
6.125%, 11/15/39		3,200,000		3,346,144
6.25%, 11/15/44		2,500,000		2,614,850
Commonwealth Financing Authority Revenue, Series B, 5.00%, 6/01/32		5,000,000		5,618,750
Connellsville Area School District GO, Series B, AGMC Insured, 5.00%, 11/15/37		1,000,000		1,020,930
Cumberland County Municipal Authority College Revenue, Dickinson College, Assn. of Independent Colleges and Universities of Pennsylvania Financing Program,				
Series GG1, NATL Insured, 5.00%, 5/01/34		3,500,000		3,707,130
Series HH1, 5.00%, 11/01/39		1,200,000		1,281,768
Dauphin County General Authority Health System Revenue, Pinnacle Health System Project, Refunding, Series A, 6.00%, 6/01/36		10,000,000		11,202,400
Dauphin County General Authority Hospital Revenue, Hapsco-Western Hospital Project, Series B, NATL Insured, ETM, 6.25%, 7/01/16		3,415,000		3,774,292
Deer Lakes School District GO, Assured Guaranty, 5.50%, 4/01/39		7,500,000		8,436,825
Delaware County Authority College Revenue,				
Cabrini College, Refunding, Radian Insured, 5.875%, 7/01/29		1,140,000		1,140,878
Eastern College, Series C, 5.625%, 10/01/28		2,210,000		2,211,702
Delaware County Authority Haverford College Revenue, 5.00%, 11/15/40		3,000,000		3,311,880
Delaware County Authority Hospital Revenue, Crozer-Keystone Obligated Group, Series A, 5.00%, 12/15/31		5,000,000		4,993,750
Delaware County Authority Revenue, Health Facilities, Mercy Health Corp. Project, ETM, 6.00%, 12/15/26		10,800,000		12,309,084

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Owen J. Roberts School District GO, AGMC Insured, 5.00%, 9/01/36	2,710,000	2,913,629
Pennsbury School District GO, FGIC Insured, Pre-Refunded, 5.00%, 1/15/22	2,835,000	2,850,196
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co., LLC
Project, 7.00%, 7/15/39	10,000,000	11,493,300
Pennsylvania Economic Development Financing Authority Revenue, Lincoln University, Series A, NATL RE, FGIC Insured,
5.00%, 6/01/33	3,325,000	3,400,710
Pennsylvania Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series
B, 5.00%, 12/01/43	25,000,000	27,406,250
Pennsylvania Economic Development Financing Authority Water Facility Revenue, American Water Co. Project, 6.20%,
4/01/39	12,000,000	14,077,680
Pennsylvania HFA, SFMR, Refunding, Series 105C,
4.875%, 10/01/34	25,000,000	26,081,000
5.00%, 10/01/39	3,250,000	3,373,338
Pennsylvania State GO,
First Series, 5.00%, 11/15/25	5,000,000	6,078,550
First Series, 5.00%, 11/15/26	12,545,000	15,239,164
First Series, 5.00%, 11/15/29	15,000,000	17,914,200
Second Series, 5.00%, 4/15/23	10,000,000	12,106,800
Second Series A, 5.00%, 8/01/25	5,000,000	5,752,350
Pennsylvania State Higher Educational Facilities Authority Revenue,
AICUP Financing Program, Gwynedd Mercy College Project, Series KK1, 5.375%, 5/01/42	1,800,000	1,847,898
AICUP Financing Program, Sl. Francis University Project, Series JJ2, 6.25%, 11/01/41	3,840,000	4,142,630
Bryn Mawr College, Refunding, AMBAC Insured, 5.00%, 12/01/37	5,000,000	5,380,900
Drexel University, Series A, 5.00%, 5/01/20	1,485,000	1,504,751
Drexel University, Series A, 5.20%, 5/01/29	750,000	756,780
Drexel University, Series A, NATL Insured, 5.00%, 5/01/37	25,525,000	26,753,773
Edinboro University Foundation, Student Housing Project, 6.00%, 7/01/43	3,500,000	3,869,390
Foundation for Indiana University, Student Housing Project, Refunding, Series B, 5.00%, 7/01/41	1,250,000	1,296,025
La Salle University, Series A, 5.00%, 5/01/37	2,500,000	2,581,075
Philadelphia University, Refunding, 5.00%, 6/01/30	2,295,000	2,359,168
Shippensburg University Student Services Inc. Student Housing Project at Shippensburg University of Pennsylvania,
6.25%, 10/01/43	7,000,000	7,694,330
Sl. Joseph's University, Series A, 5.00%, 11/01/40	15,000,000	16,239,450
State System of Higher Education, NATL Insured, Series AF, 5.00%,6/15/37	7,000,000	7,503,510
Temple University, Refunding, NATL Insured, 5.00%, 4/01/28	5,000,000	5,441,350
Temple University, Refunding, NATL Insured, 5.00%, 4/01/33	10,000,000	10,754,200
Thomas Jefferson University, 5.00%, 3/01/40	16,980,000	18,345,871
Trustees of the University of Pennsylvania, Refunding, Series C, 5.00%, 7/15/38	5,000,000	5,265,850
Trustees of the University of Pennsylvania, Series A, 5.00%, 9/01/41	24,580,000	27,868,312
University of Pennsylvania Health System, 5.75%, 8/15/41	3,950,000	4,579,354
University of Pennsylvania Health System, 5.00%, 8/15/42	3,600,000	3,962,124
University of Pennsylvania Health System, Refunding, Series B, 6.00%, 8/15/26	5,000,000	5,976,100
University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	13,000,000	14,219,400
University of the Sciences in Philadelphia, Assured Guaranty, 5.00%, 11/01/32	5,000,000	5,447,850
University of the Sciences in Philadelphia, Refunding, Series A, XLCA Insured, 5.00%, 11/01/36	8,315,000	8,589,062
Widener University, 5.00%, 7/15/31	500,000	520,710
Widener University, 5.00%, 7/15/39	5,750,000	5,974,422
Pennsylvania State Higher Educational Facilities Authority Student Housing Revenue, University Properties Inc., 5.00%,
7/01/42	5,500,000	5,628,150
Pennsylvania State Public School Building Authority Community College Revenue, Community College of Philadelphia
Project, 6.00%, 6/15/28	5,000,000	5,673,850
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding,
Series B, AGMC Insured, 4.75%, 6/01/30	5,000,000	5,270,300
Pennsylvania State Public School Building Authority Revenue,
Career Institute ofTechnology, NATL RE, FGIC Insured, 5.00%, 11/15/28	1,000,000	1,052,770
Central Montgomery County Area, NATL RE, FGIC Insured, 5.00%, 5/15/24	2,500,000	2,608,175
Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue, Series B, NATL Insured,
5.00%, 12/01/24	1,655,000	1,717,559
Pre-Refunded, 5.00%, 12/01/31	5,000,000	5,347,300
Pennsylvania State Turnpike Commission Turnpike Revenue,
5.125%, 12/01/40	16,860,000	18,088,251
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	5,000,000	5,804,450
Series A, AMBAC Insured, 5.00%, 12/01/34	5,000,000	5,372,500
Series C, Sub Series C-1, 5.00%,12/01/40	3,000,000	3,194,130
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/39	20,000,000	21,550,000

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Subordinate, Special, Motor License Fund Enhanced Turnpike, Series A, 5.50%, 12/01/41	5,000,000	5,748,700
Pennsylvania State University Revenue, 5.00%,
3/01/28	5,980,000	6,957,192
9/01/35	1,000,000	1,078,570
3/01/40	1,500,000	1,670,670
Philadelphia Airport Revenue, Series A, AGMC Insured, 5.00%, 6/15/40	5,000,000	5,383,050
Philadelphia Authority for IDR,
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/23	6,205,000	6,520,090
Cultural and Commercial Corridors Program, Series A, NATL RE, FGIC Insured, 5.00%, 12/01/25	5,690,000	5,940,701
International Apartments at Temple University, Series A, 5.625%, 6/15/42	4,000,000	4,209,480
Series B, AMBAC Insured, 5.25%, 7/01/31	2,000,000	2,010,560
Philadelphia Gas Works Revenue,
Ninth Series, 5.25%, 8/01/40	5,720,000	6,017,783
Twelfth Series B, NATL Insured, ETM, 7.00%, 5/15/20	660,000	806,942
Philadelphia GO,
Refunding, Series A, Assured Guaranty, 5.125%, 8/01/25	5,000,000	5,553,600
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/26	5,000,000	5,599,750
Series B, Assured Guaranty, 7.125%, 7/15/38	10,000,000	11,450,500
Philadelphia Hospitals and Higher Education Facilities Authority Revenue,
Children's Hospital of Philadelphia Project, Series C, 5.00%, 7/01/41	5,000,000	5,500,950
Temple University Health System, Refunding, Series A, 5.50%, 7/01/30	5,000,000	5,215,100
Temple University Health System, Refunding, Series A, 5.00%, 7/01/34	4,000,000	4,051,640
Philadelphia Housing Authority Capital Fund Program Revenue, Series A, AGMC Insured, 5.00%, 12/01/21	5,000,000	5,103,300
Philadelphia Municipal Authority Revenue, Lease, 6.50%,
4/01/34	3,250,000	3,546,238
4/01/39	2,500,000	2,720,325
Philadelphia RDAR, Neighborhood Transformation Initiative,
Refunding, 5.00%, 4/15/26	3,000,000	3,385,770
Series C, NATL RE, FGIC Insured, 5.00%, 4/15/31	13,565,000	14,068,804
Philadelphia School District GO,
Series D, FGIC Insured, Pre-Refunded, 5.125%, 6/01/34	5,000,000	5,468,600
Series E, 6.00%, 9/01/38	5,000,000	5,673,850
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/36	3,000,000	3,252,630
Series A, 5.00%, 1/01/41	10,000,000	10,794,700
Series A, AGMC Insured, 5.00%, 7/01/29	11,645,000	12,312,841
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/31	2,765,000	2,783,415
Series C, AGMC Insured, 5.00%, 8/01/35	7,000,000	7,671,440
Pine-Richland School District GO, Allegheny County, Assured Guaranty, 5.00%, 3/01/39	15,130,000	16,707,151
Pittsburgh Urban RDA Mortgage Revenue, Series C, GNMA Secured, 5.70%, 4/01/30	430,000	430,335
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	465,000	502,386
Reading GO, AGMC Insured, 6.00%, 11/01/28	2,000,000	2,277,240
Scranton School District GO,
Series A, AGMC Insured, 5.00%, 7/15/38	5,430,000	5,792,995
Series C, AGMC Insured, 5.00%, 7/15/38	5,000,000	5,334,250
Scranton-Lackawanna Health and Welfare Authority Revenue, University of Scranton, XLCA Insured, 5.00%, 11/01/37	8,125,000	8,576,750
Snyder County Higher Education Authority University Revenue, Susquehanna University Project, 5.00%, 1/01/38	4,000,000	4,220,240
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Refunding, Series B, Assured
Guaranty, 5.375%, 7/01/35	10,000,000	10,947,500
Southern Lehigh School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%, 9/01/25	6,900,000	6,979,557
Southmoreland School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/27	5,025,000	5,318,560
State Public School Building Authority College Revenue,
Delaware County Community College Project, AGMC Insured, 5.00%, 10/01/32	1,000,000	1,087,680
Westmoreland County Community College Project, NATL RE, FGIC Insured, Pre-Refunded, 5.25%, 10/15/22	2,170,000	2,195,888
State Public School Building Authority School Lease Revenue, The School District of Philadelphia Project, AGMC Insured,
Pre-Refunded, 5.00%, 6/01/33	15,000,000	15,701,700
State Public School Building Authority School Revenue, The School District of the City of Harrisburg Project, Series A,
Assured Guaranty, 5.00%, 11/15/33	5,000,000	5,347,350
Susquehanna Area Regional Airport Authority Airport System Revenue,
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/28	2,000,000	1,928,620
Series A, 6.50%, 1/01/38	4,000,000	4,207,160
Union County Higher Educational Facilities Financing Authority University Revenue, Bucknell University, Series A, 5.00%,
4/01/37	2,000,000	2,277,760
4/01/42	6,255,000	7,090,042

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited)

Franklin Virginia Tax-Free Income Fund		Principal Amount		Value
Municipal Bonds 98.7%				
Virginia 75.4%				
Arlington County GO, Refunding, Series A, 5.00%, 8/01/24	$	10,000,000	$	12,577,000
Bristol Utility System Revenue, AGMC Insured, ETM, 5.00%, 7/15/21		1,245,000		1,512,787
Capital Region Airport Commission Airport Revenue, AGMC Insured, 5.00%,				
7/01/31		2,000,000		2,183,360
7/01/38		5,895,000		6,304,879
Caroline County IDA Lease Revenue, AMBAC Insured, 5.125%, 6/15/34		1,000,000		1,010,420
Charlotte County IDA Hospital Revenue, Halifax Regional Hospital Inc., 5.00%, 9/01/37		2,500,000		2,582,325
Chesapeake Toll Road Revenue, Expressway, Series A, 5.625%,				
7/15/19		2,460,000		2,462,189
7/15/32		8,000,000		8,002,720
Chesterfield County EDA, PCR, Virginia Electric and Power Company Project, Refunding, Series A, 5.00%, 5/01/23		5,000,000		5,747,150
Chesterfield County EDA Revenue,				
Bon Secours Health System Inc., Series C-1, AGMC Insured, 5.00%, 11/01/42		2,250,000		2,392,673
Bon Secours Health System Obligated Group, Series C-2, Assured Guaranty, 5.00%, 11/01/42		8,000,000		8,507,280
Dinwiddie County IDA Lease Revenue, Refunding, Series B, NATL Insured, 5.00%, 2/15/30		1,410,000		1,442,331
Fairfax County EDA Revenue, National Wildlife Federation Project, NATL Insured, 5.375%, 9/01/29		8,000,000		8,014,320
Fairfax County EDA Transportation District Improvement Revenue, Silver Line Phase I Project, 5.00%, 4/01/36		10,000,000		11,177,800
Fairfax County GO,				
Refunding, Series B, 5.00%, 4/01/24		10,000,000		13,009,600
Series A, 4.00%, 4/01/30		10,880,000		11,871,059
Fairfax County IDAR, Health Care, Inova Health System Project,				
Refunding, Series C, 5.00%, 5/15/25		3,500,000		4,028,115
Series A, 5.50%, 5/15/35		10,000,000		11,348,600
Front Royal and Warren County IDA Lease Revenue, Series B, AGMC Insured, Pre-Refunded, 5.00%,				
4/01/29		1,895,000		1,967,465
4/01/29		3,220,000		3,488,645
4/01/35		6,000,000		6,192,660
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL Insured, 5.00%, 6/15/30		6,000,000		6,318,120
Hampton Convention Center Revenue,				
AMBAC Insured, Pre-Refunded, 5.25%, 1/15/23		3,000,000		3,092,100
AMBAC Insured, Pre-Refunded, 5.125%, 1/15/28		2,605,000		2,682,994
AMBAC Insured, Pre-Refunded, 5.00%, 1/15/35		920,000		946,836
Refunding, AMBAC Insured, 5.00%, 1/15/35		6,680,000		6,736,980
Hampton Roads Sanitation District Wastewater Revenue,				
5.00%, 4/01/33		10,000,000		11,088,900
5.00%, 11/01/34		3,000,000		3,393,570
Hampton Roads, Refunding, 5.00%, 4/01/38		16,000,000		17,509,280
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured, 5.00%,				
8/15/42		8,095,000		8,480,727
8/15/46		15,000,000		15,649,650
Hopewell Sewer System Revenue, Refunding, Series A, 5.00%, 7/15/42		4,850,000		5,349,502
King George County IDA Lease Revenue, AGMC Insured, 5.00%, 3/01/32		3,595,000		3,710,831
Lexington IDA Educational Facilities Revenue, VMI Development Board Inc. Project, Series C, 5.00%, 12/01/36		5,000,000		5,616,200
Loudoun County IDA Hospital Revenue, Loudoun Hospital Center, Series A, Pre-Refunded, 6.10%, 6/01/32		1,500,000		1,515,000
Loudoun County Sanitation Authority Water and Sewer Revenue,				
5.00%, 1/01/33		4,045,000		4,313,062
Pre-Refunded, 5.00%, 1/01/33		11,015,000		12,304,306
Manassas Park GO, Series A, Assured Guaranty, 5.00%, 4/01/29		5,545,000		6,057,469
Middle River Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%, 5/15/28		1,000,000		1,046,730
Montgomery County EDA Revenue, Virginia Tech Foundation, Refunding, Series A, 4.25%, 6/01/36		5,000,000		5,255,550
Montgomery County IDA Public Facilities Lease Revenue, Public Projects, 5.00%, 2/01/29		6,500,000		7,178,470
Newport News EDA, EDR, Series A, 5.00%, 1/15/31		5,870,000		6,306,258
Northwestern Regional Jail Authority Jail Facilities Revenue, NATL Insured, 5.00%, 7/01/33		2,600,000		2,779,088
Patrick County EDA Lease Revenue, School Projects, Assured Guaranty, 5.25%, 3/01/39		6,435,000		6,991,177
Pittsylvania County School GO, Series B, 5.75%, 2/01/30		5,800,000		6,747,952
Portsmouth GO, Public Utility, Refunding, Series A, 5.00%, 7/15/41		10,000,000		11,460,400
Powhatan County EDA Lease Revenue, Virginia Capital Projects, AMBAC Insured, Pre-Refunded, 5.25%, 7/15/33		1,000,000		1,015,580
Prince William County GO, Public Improvement, Refunding, Series A, 5.00%,				
8/01/26		1,190,000		1,551,094
8/01/27		1,025,000		1,342,033
Prince William County IDA Revenue, George Mason University Foundation, Prince William Life Sciences Lab LLC Project, Series AA, 5.125%, 9/01/41		3,200,000		3,439,744

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) (continued)
Prince William County Service Authority Water and Sewer System Revenue, Refunding, 5.00%, 7/01/32	1,750,000	1,866,795
Richmond Public Facilities COP, 800 Megahertz Communications Facility Project, Series A, AMBAC Insured, 5.00%, 8/01/22	2,000,000	2,003,640
Richmond Public Utility Revenue,
AGMC Insured, 5.00%, 1/15/35	3,500,000	3,675,350
Refunding, 5.00%, 1/15/35	11,495,000	12,922,679
Riverside Regional Jail Authority Jail Facility Revenue, NATL Insured, 5.00%,
7/01/28	7,000,000	7,616,210
7/01/32	22,000,000	23,648,020
Roanoke County EDA Lease Revenue, Public Facility Projects, Assured Guaranty, 5.125%, 10/15/37	10,000,000	10,984,900
Roanoke EDA Hospital Revenue, Carilion Clinic Obligated Group, Refunding, 5.00%, 7/01/33	10,615,000	11,462,395
Roanoke IDA Hospital Revenue, Carilion Health System, Series B,
AGMC Insured, 5.00%, 7/01/38	3,950,000	4,161,562
Assured Guaranty, Pre-Refunded, 5.00%, 7/01/38	50,000	63,519
Smyth County GO, Public Improvement, Series A, 5.00%, 11/01/31	4,145,000	4,721,445
Stafford County and Staunton IDAR, Virginia Municipal League Assn. of Counties Finance Program,
Series A, NATL Insured, 5.25%, 8/01/31	5,000,000	5,201,850
Series C, NATL Insured, 5.00%, 8/01/35	7,735,000	8,050,279
XLCA Insured, 5.00%, 8/01/37	3,985,000	4,127,703
Stafford County EDA Hospital Facilities Revenue, Medicorp Health System Obligated Group, 5.25%, 6/15/37	5,000,000	5,162,700
Suffolk GO, Refunding, 5.00%, 2/01/41	10,000,000	11,294,600
University of Virginia Revenue,
General, 5.00%, 6/01/37	8,935,000	9,510,682
General, Refunding, 5.00%, 9/01/31	1,275,000	1,534,118
General, Refunding, 5.00%, 6/01/40	17,750,000	19,754,685
Series B, 5.00%, 6/01/33	2,020,000	2,059,673
Series B, Pre-Refunded, 5.00%, 6/01/33	11,980,000	12,546,534
Virginia Beach Development Authority Public Facility Revenue, 5.00%, 7/15/27	5,635,000	6,298,239
Virginia College Building Authority Educational Facilities Revenue,
Liberty University Projects, 5.25%, 3/01/29	2,860,000	3,297,065
Liberty University Projects, 5.00%, 3/01/41	26,855,000	29,297,462
Public Higher Education Financing Program, Series A, 5.00%, 9/01/33	4,010,000	4,487,270
Virginia Commonwealth Transportation Board Transportation Revenue, Capital Projects,
4.00%, 5/15/29	5,205,000	5,661,739
5.00%, 5/15/34	5,000,000	5,753,900
Virginia Port Authority Port Facilities Revenue,
NATL Insured, 4.75%, 7/01/28	1,500,000	1,533,015
Refunding, 5.00%, 7/01/40	6,000,000	6,606,720
'Virginia Resources Authority Infrastructure Revenue, Virginia Pooled Financing, Series A, 5.00%, 11/01/42	23,000,000	26,528,890
Virginia Small Business Financing Authority Healthcare Facilities Revenue, Sentara Healthcare, Refunding, 5.00%, 11/01/40	23,000,000	25,197,650
Virginia State HDA Revenue, Rental Housing,
Series B, 5.625%, 6/01/39	7,240,000	7,836,431
Series B, 5.00%, 6/01/45	3,050,000	3,193,411
Series E, 5.00%, 10/01/44	6,540,000	6,954,832
Series F, 5.05%, 12/01/44	12,125,000	12,698,634
Series F, 5.00%, 4/01/45	2,125,000	2,218,819
Virginia State HDA Commonwealth Mortgage Revenue, Series E, 6.375%, 1/01/36	9,815,000	10,761,068
Virginia State PBA Public Facilities Revenue, Series A, 5.00%, 8/01/31	10,000,000	11,660,100
Virginia State Public School Authority Revenue, School Financing, 1997 Resolution,
Refunding, Series A, 5.00%, 8/01/25	10,000,000	12,259,900
Series B, 5.00%, 8/01/25	3,505,000	4,297,095
Series B, 5.00%, 8/01/28	3,550,000	4,267,384
Virginia State Public School Authority Special Obligation Fluvanna County Revenue, School Financing, 6.00%, 12/01/32	5,000,000	5,811,300
Virginia State Resources Authority Infrastructure Revenue,
S!. Moral Virginia Pooled Financing Program, Series B, 5.00%, 11/01/41	9,410,000	10,833,827
Virginia Pooled Financing Program, Senior Series, 5.00%, 11/01/33	4,615,000	4,767,433
Virgina Pooled Financing Program, Senior Series A, 5.00%, 11/01/31	5,000,000	5,558,000
Virgina Pooled Financing Program, Senior Series A, 5.00%, 11/01/36	4,915,000	5,353,713
Virginia Pooled Financing Program, Senior Series A, 5.00%, 11/01/38	1,600,000	1,789,136
Virginia Pooled Financing Program, Senior Series B, 5.00%, 11/01/32	2,505,000	2,822,459
Virginia Pooled Financing Program, Senior Series, Pre-Refunded, 5.00%, 11/01/33	385,000	410,868
Virginia State Resources Authority Water and Sewer System Revenue, Goochland County, Tuckahoe Creek Service District
Project, 5.00%, 11/01/35	1,125,000	1,143,045

Franklin Tax-Free Trust

Statement of Investments, May 31, 2012 (unaudited) *(continued)*

[b]Virginia Small Business Financing Authority Hospital Revenue, Carilion Clinic Obligated Group, Series A, Daily VRDN and Put, 0.22%, 7/01/42	6,800,000	6,800,000
Total Short Term Investments (Cost $25,400,000)		25,400,000
Total Investments (Cost $874,144,682) 101.5%		930,366,633
Other Assets, less Liabilities (1.5)%		(14,028,798)
Net Assets 100.0%		$ 916,337,835

[a]Security purchased on a when-issued basis.

[b]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Abbreviations

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
COP - Certificate of Participation
EDA - Economic Development Authority
EDR - Economic Development Revenue
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
GO - General Obligation
HDA - Housing Development Authority/Agency
IDA - Industrial Development Authority/Agency
IDAR - Industrial Development Authority Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCR - Pollution Control Revenue
XLCA - XL Capital Assurance

Franklin Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instnnnent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instnnnents for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instnnnents and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At May 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the

Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The

Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson

  Chief Executive Officer - Finance and Administration

 Date July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

Laura F. Fergerson

 Chief Executive Officer - Finance and Administration

Date July 26, 2012

By /s/ Gaston Gardey

Gaston Gardey

Chief Financial Officer and Chief Accounting Officer

Date July 26, 2012